UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Contrafund® Portfolio - Service Class 2R

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.63%
Actual		$ 1,000.00	$ 1,067.20	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16
Service Class	.73%
Actual		$ 1,000.00	$ 1,066.60	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66
Service Class 2.88%
Actual		$ 1,000.00	$ 1,065.70	$ 4.51
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Service Class 2R	.88%
Actual		$ 1,000.00	$ 1,065.90	$ 4.51
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Investor Class	.71%
Actual		$ 1,000.00	$ 1,066.60	$ 3.64
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.1	3.2
Chevron Corp.	2.1	0.9
Capital One Financial Corp.	1.9	1.8
Google, Inc. Class C	1.8	0.0
JPMorgan Chase & Co.	1.7	2.1
Microsoft Corp.	1.6	1.7
Procter & Gamble Co.	1.6	2.0
U.S. Bancorp	1.4	1.0
Verizon Communications, Inc.	1.4	0.8
Exxon Mobil Corp.	1.3	1.4
	18.9
Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.2	18.1
Financials	15.5	16.5
Health Care	13.8	13.1
Consumer Discretionary	12.1	12.1
Energy	10.5	9.8
Industrials	9.8	10.6
Consumer Staples	9.3	9.8
Materials	4.1	3.7
Utilities	3.3	3.1
Telecommunication Services	2.0	1.7
Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Stocks and Equity Futures 99.0%		Stocks and Equity Futures 99.1%
	Bonds 0.0%†		Bonds 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	10.5%	** Foreign investments	12.9%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Diversified Consumer Services - 0.5%
H&R Block, Inc.	2,686,460	$ 90,050,139
Hotels, Restaurants & Leisure - 3.8%
ARAMARK Holdings Corp.	356,200	9,218,456
Extended Stay America, Inc. unit	4,445,927	102,967,669
Las Vegas Sands Corp.	309,700	23,605,334
Marriott International, Inc. Class A	1,300,100	83,336,410
McDonald's Corp.	1,741,721	175,460,974
Panera Bread Co. Class A (a)	456,086	68,335,365
Starbucks Corp.	814,800	63,049,224
Wynn Resorts Ltd.	202,059	41,939,366
Yum! Brands, Inc.	2,187,496	177,624,675
		745,537,473
Internet & Catalog Retail - 0.8%
Ctrip.com International Ltd. sponsored ADR (a)	353,234	22,621,105
Liberty Interactive Corp. Series A (a)	4,625,292	135,798,573
Qunar Cayman Islands Ltd. sponsored ADR	161,854	4,620,932
		163,040,610
Media - 4.8%
Comcast Corp. Class A	830,106	44,560,090
DIRECTV (a)	1,597,031	135,763,605
Legend Pictures LLC (a)(f)(g)	2,062	3,717,786
Liberty Media Corp. Class A (a)	514,300	70,294,524
The Madison Square Garden Co. Class A (a)	1,883,778	117,641,936
The Walt Disney Co.	2,309,999	198,059,314
Twenty-First Century Fox, Inc. Class A	5,808,169	204,157,140
Viacom, Inc. Class B (non-vtg.)	1,710,898	148,386,184
Weinstein Co. Holdings LLC Class A-1 (a)(f)(g)	11,499	1,327,675
		923,908,254
Multiline Retail - 0.6%
Dollar General Corp. (a)	2,136,320	122,539,315
Specialty Retail - 0.8%
TJX Companies, Inc.	2,804,007	149,032,972
Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (a)	975,262	39,478,606
NIKE, Inc. Class B	1,382,935	107,246,609
Oxford Industries, Inc.	104,783	6,985,883
		153,711,098
TOTAL CONSUMER DISCRETIONARY		2,347,819,861
CONSUMER STAPLES - 9.2%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	220,171	25,297,723
Coca-Cola Icecek Sanayi A/S	301,515	7,443,234
Diageo PLC sponsored ADR	267,542	34,050,070

	Shares	Value
Embotelladora Andina SA sponsored ADR	316,127	$ 7,157,115
Monster Beverage Corp. (a)	538,400	38,242,552
Pernod Ricard SA (d)	297,479	35,723,542
Remy Cointreau SA	288,284	26,523,070
The Coca-Cola Co.	5,609,406	237,614,438
		412,051,744
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	1,981,164	149,320,331
Kroger Co.	2,294,382	113,411,302
Sysco Corp.	936,996	35,090,500
Wal-Mart Stores, Inc.	981,491	73,680,529
Whole Foods Market, Inc.	635,900	24,564,817
		396,067,479
Food Products - 1.1%
Bunge Ltd.	487,812	36,898,100
ConAgra Foods, Inc.	921,509	27,350,387
Keurig Green Mountain, Inc.	363,019	45,235,798
Mead Johnson Nutrition Co. Class A	835,089	77,805,242
Nestle SA	340,836	26,410,343
		213,699,870
Household Products - 1.6%
Procter & Gamble Co.	3,930,784	308,920,315
Personal Products - 0.2%
L'Oreal SA	116,500	20,076,026
Nu Skin Enterprises, Inc. Class A	125,508	9,282,572
		29,358,598
Tobacco - 2.2%
Altria Group, Inc.	3,850,854	161,504,817
British American Tobacco PLC sponsored ADR	1,826,079	217,449,487
Philip Morris International, Inc.	406,513	34,273,111
Souza Cruz SA	897,200	9,246,094
		422,473,509
TOTAL CONSUMER STAPLES		1,782,571,515
ENERGY - 10.5%
Energy Equipment & Services - 1.9%
C&J Energy Services, Inc. (a)	729,339	24,637,071
Dresser-Rand Group, Inc. (a)	692,600	44,139,398
Dril-Quip, Inc. (a)	278,192	30,389,694
FMC Technologies, Inc. (a)	821,529	50,170,776
Halliburton Co.	2,189,482	155,475,117
Ocean Rig UDW, Inc. (United States)	732,300	13,862,439
Oceaneering International, Inc.	500,362	39,093,283
Pacific Drilling SA (a)	594,467	5,944,670
		363,712,448
Oil, Gas & Consumable Fuels - 8.6%
Anadarko Petroleum Corp.	1,443,952	158,069,425
BG Group PLC	1,727,136	36,504,384
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cabot Oil & Gas Corp.	1,402,935	$ 47,896,201
Carrizo Oil & Gas, Inc. (a)	328,198	22,730,993
Chevron Corp.	3,175,900	414,613,745
Continental Resources, Inc. (a)	307,193	48,548,782
Eclipse Resources Corp.	68,108	1,711,554
EOG Resources, Inc.	923,374	107,905,486
EQT Midstream Partners LP	125,900	12,179,566
Exxon Mobil Corp.	2,540,302	255,757,605
Gulfport Energy Corp. (a)	408,100	25,628,680
Memorial Resource Development Corp.	880,770	21,455,557
Noble Energy, Inc.	860,300	66,638,838
ONEOK, Inc.	465,970	31,723,238
Peabody Energy Corp.	1,097,580	17,945,433
Phillips 66 Co.	1,526,039	122,739,317
Phillips 66 Partners LP	524,859	39,658,346
PrairieSky Royalty Ltd.	82,000	2,981,678
Spectra Energy Corp.	1,305,600	55,461,888
Suncor Energy, Inc.	671,195	28,620,376
Valero Energy Partners LP	851,400	42,833,934
Whiting Petroleum Corp. (a)	1,057,300	84,848,325
YPF SA Class D sponsored ADR	745,600	24,366,208
		1,670,819,559
TOTAL ENERGY		2,034,532,007
FINANCIALS - 15.5%
Banks - 5.9%
Bank of America Corp.	14,216,814	218,512,431
Citigroup, Inc.	3,526,850	166,114,635
Huntington Bancshares, Inc.	7,955,981	75,900,059
JPMorgan Chase & Co.	5,625,206	324,124,370
Societe Generale Series A	235,998	12,362,182
SunTrust Banks, Inc.	1,195,025	47,872,702
Synovus Financial Corp.	874,923	21,330,623
U.S. Bancorp	6,228,544	269,820,526
		1,136,037,528
Capital Markets - 2.1%
Ameriprise Financial, Inc.	730,143	87,617,160
BlackRock, Inc. Class A	405,013	129,442,155
Carlyle Group LP	214,600	7,287,816
E*TRADE Financial Corp. (a)	1,968,578	41,851,968
Evercore Partners, Inc. Class A	317,600	18,306,464
Invesco Ltd.	920,857	34,762,352
Northern Trust Corp.	388,864	24,968,957
Oaktree Capital Group LLC Class A	367,134	18,353,029

	Shares	Value
State Street Corp.	379,300	$ 25,511,718
The Blackstone Group LP	825,637	27,609,301
		415,710,920
Consumer Finance - 2.5%
Capital One Financial Corp.	4,386,648	362,337,125
Discover Financial Services	818,326	50,719,845
Navient Corp.	2,092,576	37,059,521
SLM Corp.	3,513,576	29,197,817
		479,314,308
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc.:
Class A (a)	47	8,925,324
Class B (a)	993,900	125,787,984
IntercontinentalExchange Group, Inc.	220,309	41,616,370
KBC Ancora (a)	401,778	12,139,162
		188,468,840
Insurance - 2.4%
AFLAC, Inc.	367,400	22,870,650
Direct Line Insurance Group PLC	10,025,900	46,293,162
esure Group PLC	3,090,014	14,093,186
Fairfax Financial Holdings Ltd. (sub. vtg.)	106,900	50,714,510
Marsh & McLennan Companies, Inc.	1,863,770	96,580,561
MetLife, Inc.	2,214,887	123,059,122
Principal Financial Group, Inc.	180,400	9,106,592
The Travelers Companies, Inc.	916,041	86,171,977
Unum Group	534,000	18,561,840
		467,451,600
Real Estate Investment Trusts - 1.3%
Altisource Residential Corp. Class B	1,968,143	51,230,762
American Tower Corp.	251,257	22,608,105
Boston Properties, Inc.	481,500	56,903,670
Digital Realty Trust, Inc.	503,300	29,352,456
Equity Lifestyle Properties, Inc.	451,912	19,956,434
Piedmont Office Realty Trust, Inc. Class A	1,052,787	19,939,786
Senior Housing Properties Trust (SBI)	538,912	13,090,172
Sun Communities, Inc.	721,269	35,948,047
		249,029,432
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	2,201,389	70,532,504
TOTAL FINANCIALS		3,006,545,132
HEALTH CARE - 13.8%
Biotechnology - 3.6%
Actelion Ltd.	254,756	32,232,322
Alexion Pharmaceuticals, Inc. (a)	703,632	109,942,500
Amgen, Inc.	1,322,120	156,499,344
Biogen Idec, Inc. (a)	489,431	154,322,489
Gilead Sciences, Inc. (a)	2,457,161	203,723,219
Vertex Pharmaceuticals, Inc. (a)	539,200	51,051,456
		707,771,330
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	7,167,849	$ 91,533,432
Covidien PLC	1,874,090	169,005,436
Edwards Lifesciences Corp. (a)	346,142	29,712,829
Medtronic, Inc.	398,600	25,414,736
Quidel Corp. (a)(d)	514,589	11,377,563
The Cooper Companies, Inc.	393,920	53,387,978
		380,431,974
Health Care Providers & Services - 2.3%
Brookdale Senior Living, Inc. (a)	742,433	24,752,716
Catamaran Corp. (a)	750,374	33,135,863
Cigna Corp.	1,288,626	118,514,933
HCA Holdings, Inc. (a)	1,393,714	78,577,595
Henry Schein, Inc. (a)	386,641	45,882,687
McKesson Corp.	794,200	147,887,982
		448,751,776
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (d)	1,250,410	31,822,935
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	1,389,100	79,789,904
Fluidigm Corp. (a)(g)	312,345	9,182,943
Thermo Fisher Scientific, Inc.	995,113	117,423,334
		206,396,181
Pharmaceuticals - 4.6%
AbbVie, Inc.	2,653,021	149,736,505
Actavis PLC (a)	724,952	161,700,544
Bristol-Myers Squibb Co.	2,653,405	128,716,677
Forest Laboratories, Inc. (a)	93,800	9,286,200
Merck & Co., Inc.	1,689,905	97,761,004
Pfizer, Inc.	2,630,326	78,068,076
Roche Holding AG (participation certificate)	206,962	61,665,755
Salix Pharmaceuticals Ltd. (a)	286,931	35,392,939
Shire PLC	1,076,574	84,449,788
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,520,000	79,678,400
		886,455,888
TOTAL HEALTH CARE		2,661,630,084
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	1,752,972	162,938,747
Meggitt PLC	6,210,588	53,781,730
TransDigm Group, Inc.	595,363	99,580,415
United Technologies Corp.	1,445,134	166,840,720
		483,141,612
Air Freight & Logistics - 0.7%
FedEx Corp.	846,392	128,126,821

	Shares	Value
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	1,521,552	$ 48,491,862
Electrical Equipment - 1.6%
Acuity Brands, Inc.	395,600	54,691,700
AMETEK, Inc.	2,892,049	151,196,322
Hubbell, Inc. Class B	857,453	105,595,337
		311,483,359
Industrial Conglomerates - 2.1%
Danaher Corp.	2,819,721	221,996,634
Roper Industries, Inc.	1,220,304	178,176,587
		400,173,221
Machinery - 0.5%
Cummins, Inc.	702,792	108,433,778
Professional Services - 0.8%
Verisk Analytics, Inc. (a)	2,298,528	137,957,651
WageWorks, Inc. (a)	316,300	15,248,823
		153,206,474
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	2,099,333	154,888,789
Trading Companies & Distributors - 0.6%
W.W. Grainger, Inc.	461,320	117,299,836
TOTAL INDUSTRIALS		1,905,245,752
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 1.2%
Cisco Systems, Inc.	3,260,839	81,031,849
Juniper Networks, Inc. (a)	1,219,115	29,917,082
Polycom, Inc. (a)	680,438	8,525,888
QUALCOMM, Inc.	1,432,135	113,425,092
		232,899,911
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	1,502,664	92,924,742
Internet Software & Services - 4.9%
ChannelAdvisor Corp. (a)	770,579	20,312,462
Cvent, Inc.	1,717,613	49,965,362
Demandware, Inc. (a)	430,260	29,847,136
Endurance International Group Holdings, Inc.	1,166,435	17,834,791
Facebook, Inc. Class A (a)	1,446,076	97,306,454
Five9, Inc.	1,370,000	9,864,000
Google, Inc.:
Class A (a)	388,684	227,251,874
Class C (a)	597,784	343,893,180
Millennial Media, Inc.	222,043	886,396
Naver Corp.	30,342	25,035,148
Opower, Inc.	919,400	17,330,690
SciQuest, Inc. (a)	216,900	3,836,961
SPS Commerce, Inc. (a)	28,525	1,802,495
Tencent Holdings Ltd.	1,274,000	19,429,552
Trulia, Inc. (a)(d)	238,940	11,320,977
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Wix.com Ltd. (a)(d)	421,665	$ 8,365,834
Yahoo!, Inc. (a)	1,325,126	46,551,676
Zoopla Property Group PLC	4,054,700	15,994,887
		946,829,875
IT Services - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	507,408	24,817,325
Fidelity National Information Services, Inc.	1,013,259	55,465,798
Lionbridge Technologies, Inc. (a)	796,595	4,731,774
Quindell PLC (d)	3,222,395	12,684,056
Sapient Corp. (a)	45,176	734,110
Visa, Inc. Class A	403,234	84,965,436
		183,398,499
Semiconductors & Semiconductor Equipment - 1.6%
Micron Technology, Inc. (a)	3,049,100	100,467,845
NXP Semiconductors NV (a)	3,279,525	217,038,965
		317,506,810
Software - 4.6%
Activision Blizzard, Inc.	403,800	9,004,740
Adobe Systems, Inc. (a)	1,389,029	100,510,138
Autodesk, Inc. (a)	977,000	55,083,260
CommVault Systems, Inc. (a)	508,013	24,978,999
Concur Technologies, Inc. (a)	145,400	13,571,636
Covisint Corp.	393,800	1,913,868
Electronic Arts, Inc. (a)	704,419	25,267,510
Fleetmatics Group PLC (a)	258,200	8,350,188
Imperva, Inc. (a)	890,547	23,314,520
Intuit, Inc.	380,600	30,649,718
Microsoft Corp.	7,539,403	314,393,105
MobileIron, Inc. (d)	253,600	2,414,272
Oracle Corp.	3,102,793	125,756,200
Qlik Technologies, Inc. (a)	316,359	7,156,041
salesforce.com, Inc. (a)	2,080,317	120,824,811
Ubisoft Entertainment SA (a)	483,873	8,911,530
Xero Ltd. (g)	496,188	10,161,925
		882,262,461
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	8,580,292	797,366,538
Electronics for Imaging, Inc. (a)	126,226	5,705,415
Hewlett-Packard Co.	1,964,700	66,171,096
		869,243,049
TOTAL INFORMATION TECHNOLOGY		3,525,065,347
MATERIALS - 4.1%
Chemicals - 3.4%
Airgas, Inc.	1,886,555	205,464,705
Cabot Corp.	314,007	18,209,266

	Shares	Value
Eastman Chemical Co.	644,341	$ 56,283,186
FMC Corp.	775,332	55,195,885
LyondellBasell Industries NV Class A	793,124	77,448,559
Methanex Corp.	268,577	16,604,681
Monsanto Co.	825,476	102,969,876
Potash Corp. of Saskatchewan, Inc.	933,526	35,502,071
Sigma Aldrich Corp.	490,438	49,769,648
W.R. Grace & Co. (a)	348,222	32,917,426
		650,365,303
Construction Materials - 0.2%
Vulcan Materials Co.	693,269	44,195,899
Containers & Packaging - 0.4%
Graphic Packaging Holding Co. (a)	2,608,933	30,524,516
Rock-Tenn Co. Class A	385,398	40,694,175
		71,218,691
Metals & Mining - 0.1%
Carpenter Technology Corp.	342,387	21,655,978
TOTAL MATERIALS		787,435,871
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	1,567,100	55,412,656
inContact, Inc. (a)	1,403,117	12,894,645
Level 3 Communications, Inc. (a)	307,709	13,511,502
Verizon Communications, Inc.	5,447,833	266,562,469
		348,381,272
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)	579,350	4,941,856
T-Mobile U.S., Inc. (a)	1,056,650	35,524,573
		40,466,429
TOTAL TELECOMMUNICATION SERVICES		388,847,701
UTILITIES - 3.3%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	997,929	55,654,500
Edison International	911,126	52,945,532
Exelon Corp.	1,486,400	54,223,872
FirstEnergy Corp.	179,100	6,218,352
NextEra Energy, Inc.	931,600	95,470,368
PPL Corp.	1,423,600	50,580,508
		315,093,132
Gas Utilities - 0.2%
National Fuel Gas Co.	535,575	41,935,523
Independent Power and Renewable Electricity Producers - 0.0%
Abengoa Yield PLC	95,900	3,626,938
NextEra Energy Partners LP	89,500	2,999,145
		6,626,083
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc.	1,658,052	$ 61,679,534
The AES Corp.	763,904	11,878,707
		73,558,241
Multi-Utilities - 1.1%
Dominion Resources, Inc.	829,231	59,306,601
NiSource, Inc.	849,177	33,406,623
PG&E Corp.	700,034	33,615,633
Public Service Enterprise Group, Inc.	81,200	3,312,148
Sempra Energy	722,050	75,605,856
		205,246,861
TOTAL UTILITIES		642,459,840
TOTAL COMMON STOCKS (Cost $14,072,027,767)		19,082,153,110
Convertible Preferred Stocks - 0.1%

CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Ambev SA sponsored ADR	1,105,350	7,781,664
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (g)	299,866	3,859,275
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,390,861)		11,640,939
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $2,044,550)	$ 2,060,000	1,905,500
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.02% 7/31/14 (e) (Cost $5,959,881)	5,960,000	5,959,887
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	307,190,771	$ 307,190,771
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	71,780,925	71,780,925
TOTAL MONEY MARKET FUNDS (Cost $378,971,696)		378,971,696
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $14,467,394,755)		19,480,631,132
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(117,521,700)
NET ASSETS - 100%		$ 19,363,109,432
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
852 CME E-mini S&P 500 Index Contracts	Sept. 2014	$ 83,172,240	$ 1,243,400
The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,931,925.
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,249,604 or 0.1% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07 - 1/6/11	$ 5,645,236
Legend Pictures LLC	9/23/10	$ 1,549,500
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 5,014,998
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 11,499,000
Xero Ltd.	10/14/13	$ 7,545,069
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 158,046
Fidelity Securities Lending Cash Central Fund	626,530
Total	$ 784,576
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,347,819,861	$ 2,342,774,400	$ -	$ 5,045,461
Consumer Staples	1,790,353,179	1,738,645,113	51,708,066	-
Energy	2,034,532,007	2,034,532,007	-	-
Financials	3,006,545,132	3,006,545,132	-	-
Health Care	2,661,630,084	2,515,514,541	146,115,543	-
Industrials	1,905,245,752	1,905,245,752	-	-
Information Technology	3,528,924,622	3,514,017,026	10,161,925	4,745,671
Materials	787,435,871	787,435,871	-	-
Telecommunication Services	388,847,701	388,847,701	-	-
Utilities	642,459,840	642,459,840	-	-
Corporate Bonds	1,905,500	-	1,905,500	-
U.S. Government and Government Agency Obligations	5,959,887	-	5,959,887	-
Money Market Funds	378,971,696	378,971,696	-	-
Total Investments in Securities:	$ 19,480,631,132	$ 19,254,989,079	$ 215,850,921	$ 9,791,132
Derivative Instruments:
Assets
Futures Contracts	$ 1,243,400	$ 1,243,400	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,243,400	$ -
Total Value of Derivatives	$ 1,243,400	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.5%
United Kingdom	2.3%
Ireland	1.7%
Netherlands	1.5%
Switzerland	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $63,264,948) - See accompanying schedule: Unaffiliated issuers (cost $14,088,423,059)	$ 19,101,659,436
Fidelity Central Funds (cost $378,971,696)	378,971,696
Total Investments (cost $14,467,394,755)		$ 19,480,631,132
Cash		535,611
Foreign currency held at value (cost $3,627,073)		3,654,620
Receivable for investments sold		126,600,993
Receivable for fund shares sold		6,103,577
Dividends receivable		14,495,853
Interest receivable		4,506
Distributions receivable from Fidelity Central Funds		186,523
Receivable for daily variation margin for derivative instruments		17,040
Other receivables		194,352
Total assets		19,632,424,207

Liabilities
Payable for investments purchased	$ 171,736,946
Payable for fund shares redeemed	13,651,907
Accrued management fee	8,809,771
Distribution and service plan fees payable	1,921,406
Other affiliated payables	1,271,509
Other payables and accrued expenses	142,311
Collateral on securities loaned, at value	71,780,925
Total liabilities		269,314,775

Net Assets		$ 19,363,109,432
Net Assets consist of:
Paid in capital		$ 13,514,525,394
Undistributed net investment income		97,522,201
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		736,605,572
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,014,456,265
Net Assets		$ 19,363,109,432

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($7,900,076,079 ÷ 215,513,054 shares)	$ 36.66

Service Class: Net Asset Value, offering price and redemption price per share ($1,712,741,958 ÷ 46,903,273 shares)	$ 36.52

Service Class 2: Net Asset Value, offering price and redemption price per share ($8,606,619,831 ÷ 239,147,239 shares)	$ 35.99

Service Class 2R: Net Asset Value, offering price and redemption price per share ($10,868,919 ÷ 302,560 shares)	$ 35.92

Investor Class: Net Asset Value, offering price and redemption price per share ($1,132,802,645 ÷ 31,031,527 shares)	$ 36.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 167,934,150
Interest		28,272
Income from Fidelity Central Funds		784,576
Total income		168,746,998

Expenses
Management fee	$ 51,726,566
Transfer agent fees	6,536,256
Distribution and service plan fees	11,351,725
Accounting and security lending fees	830,161
Custodian fees and expenses	170,929
Independent trustees' compensation	37,725
Appreciation in deferred trustee compensation account	21
Audit	52,694
Legal	26,128
Miscellaneous	83,007
Total expenses before reductions	70,815,212
Expense reductions	(224,107)	70,591,105
Net investment income (loss)		98,155,893
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	967,218,471
Foreign currency transactions	79,110
Futures contracts	10,635,705
Total net realized gain (loss)		977,933,286
Change in net unrealized appreciation (depreciation) on: Investment securities	143,741,632
Assets and liabilities in foreign currencies	(24,143)
Futures contracts	(3,489,584)
Total change in net unrealized appreciation (depreciation)		140,227,905
Net gain (loss)		1,118,161,191
Net increase (decrease) in net assets resulting from operations		$ 1,216,317,084

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 98,155,893	$ 161,442,651
Net realized gain (loss)	977,933,286	2,522,120,761
Change in net unrealized appreciation (depreciation)	140,227,905	2,047,868,434
Net increase (decrease) in net assets resulting from operations	1,216,317,084	4,731,431,846
Distributions to shareholders from net investment income	-	(163,378,711)
Distributions to shareholders from net realized gain	-	(4,947,835)
Total distributions	-	(168,326,546)
Share transactions - net increase (decrease)	(710,691,051)	(1,968,972,139)
Redemption fees	13	359
Total increase (decrease) in net assets	505,626,046	2,594,133,520

Net Assets
Beginning of period	18,857,483,386	16,263,349,866
End of period (including undistributed net investment income of $97,522,201 and distributions in excess of net investment income of $633,692, respectively)	$ 19,363,109,432	$ 18,857,483,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 34.35	$ 26.44	$ 23.02	$ 23.88	$ 20.62	$ 15.39
Income from Investment Operations
Net investment income (loss) E	.20	.32	.32	.25	.23	.23
Net realized and unrealized gain (loss)	2.11	7.94	3.46	(.86)	3.31	5.26
Total from investment operations	2.31	8.26	3.78	(.61)	3.54	5.49
Distributions from net investment income	-	(.34)	(.34) H	(.25)	(.27)	(.25)
Distributions from net realized gain	-	(.01)	(.01) H	-	(.01)	(.01)
Total distributions	-	(.35)	(.36) L	(.25)	(.28)	(.26) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 36.66	$ 34.35	$ 26.44	$ 23.02	$ 23.88	$ 20.62
Total Return B, C, D	6.72%	31.29%	16.42%	(2.53)%	17.22%	35.71%
Ratios to Average Net Assets F, I
Expenses before reductions	.63% A	.64%	.64%	.65%	.65%	.67%
Expenses net of fee waivers, if any	.63% A	.63%	.64%	.64%	.65%	.67%
Expenses net of all reductions	.63% A	.62%	.63%	.63%	.63%	.65%
Net investment income (loss)	1.17% A	1.05%	1.27%	1.03%	1.06%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,900,076	$ 7,654,305	$ 6,440,357	$ 6,113,440	$ 7,160,125	$ 7,405,228
Portfolio turnover rate G	77% A	86%	87%	135%	117%	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.26 per share is comprised of distributions from net investment income of $.250 and distributions from net realized gain of $.005 per share. L Total distributions of $.36 per share is comprised of distributions from net investment income of $.342 and distributions from net realized gain of $.013 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 34.24	$ 26.36	$ 22.95	$ 23.81	$ 20.55	$ 15.33
Income from Investment Operations
Net investment income (loss) E	.19	.29	.30	.22	.20	.21
Net realized and unrealized gain (loss)	2.09	7.91	3.44	(.85)	3.31	5.25
Total from investment operations	2.28	8.20	3.74	(.63)	3.51	5.46
Distributions from net investment income	-	(.31)	(.32) H	(.23)	(.24)	(.23)
Distributions from net realized gain	-	(.01)	(.01) H	-	(.01)	(.01)
Total distributions	-	(.32)	(.33)	(.23)	(.25)	(.24) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 36.52	$ 34.24	$ 26.36	$ 22.95	$ 23.81	$ 20.55
Total Return B, C, D	6.66%	31.14%	16.31%	(2.64)%	17.11%	35.66%
Ratios to Average Net Assets F, I
Expenses before reductions	.73% A	.74%	.74%	.75%	.75%	.77%
Expenses net of fee waivers, if any	.73% A	.73%	.74%	.74%	.75%	.77%
Expenses net of all reductions	.73% A	.72%	.73%	.73%	.73%	.75%
Net investment income (loss)	1.07% A	.95%	1.16%	.93%	.96%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,712,742	$ 1,688,448	$ 1,374,781	$ 1,277,101	$ 1,379,305	$ 1,784,820
Portfolio turnover rate G	77% A	86%	87%	135%	117%	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.24 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 33.77	$ 26.00	$ 22.64	$ 23.49	$ 20.29	$ 15.14
Income from Investment Operations
Net investment income (loss) E	.16	.24	.26	.18	.17	.18
Net realized and unrealized gain (loss)	2.06	7.80	3.39	(.84)	3.26	5.18
Total from investment operations	2.22	8.04	3.65	(.66)	3.43	5.36
Distributions from net investment income	-	(.26)	(.28) H	(.19)	(.22)	(.21)
Distributions from net realized gain	-	(.01)	(.01) H	-	(.01)	(.01)
Total distributions	-	(.27)	(.29)	(.19)	(.23)	(.21) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 35.99	$ 33.77	$ 26.00	$ 22.64	$ 23.49	$ 20.29
Total Return B, C, D	6.57%	30.95%	16.14%	(2.78)%	16.93%	35.47%
Ratios to Average Net Assets F, I
Expenses before reductions	.88% A	.89%	.89%	.90%	.90%	.92%
Expenses net of fee waivers, if any	.88% A	.88%	.89%	.89%	.90%	.92%
Expenses net of all reductions	.88% A	.87%	.88%	.88%	.88%	.90%
Net investment income (loss)	.92% A	.80%	1.02%	.78%	.81%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,606,620	$ 8,472,780	$ 7,740,640	$ 6,980,191	$ 7,627,793	$ 7,577,737
Portfolio turnover rate G	77% A	86%	87%	135%	117%	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 33.70	$ 25.96	$ 22.60	$ 23.44	$ 20.24	$ 15.10
Income from Investment Operations
Net investment income (loss) E	.16	.24	.26	.18	.17	.18
Net realized and unrealized gain (loss)	2.06	7.77	3.39	(.84)	3.25	5.17
Total from investment operations	2.22	8.01	3.65	(.66)	3.42	5.35
Distributions from net investment income	-	(.26)	(.27) H	(.18)	(.21)	(.20)
Distributions from net realized gain	-	(.01)	(.01) H	-	(.01)	(.01)
Total distributions	-	(.27)	(.29) L	(.18)	(.22)	(.21) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 35.92	$ 33.70	$ 25.96	$ 22.60	$ 23.44	$ 20.24
Total ReturnB, C, D	6.59%	30.90%	16.15%	(2.79)%	16.94%	35.46%
Ratios to Average Net Assets F, I
Expenses before reductions	.88% A	.89%	.89%	.90%	.90%	.92%
Expenses net of fee waivers, if any	.88% A	.88%	.89%	.89%	.90%	.92%
Expenses net of all reductions	.88% A	.87%	.88%	.88%	.88%	.90%
Net investment income (loss)	.92% A	.80%	1.02%	.78%	.81%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,869	$ 10,592	$ 8,727	$ 8,042	$ 10,942	$ 13,285
Portfolio turnover rate G	77% A	86%	87%	135%	117%	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.200 and distributions from net realized gain of $.005 per share. L Total distributions of $.29 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 34.22	$ 26.35	$ 22.94	$ 23.80	$ 20.56	$ 15.34
Income from Investment Operations
Net investment income (loss) E	.19	.29	.30	.23	.21	.21
Net realized and unrealized gain (loss)	2.09	7.91	3.45	(.86)	3.30	5.25
Total from investment operations	2.28	8.20	3.75	(.63)	3.51	5.46
Distributions from net investment income	-	(.32)	(.32) H	(.23)	(.26)	(.24)
Distributions from net realized gain	-	(.01)	(.01) H	-	(.01)	(.01)
Total distributions	-	(.33)	(.34) L	(.23)	(.27)	(.24) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 36.50	$ 34.22	$ 26.35	$ 22.94	$ 23.80	$ 20.56
Total Return B, C, D	6.66%	31.15%	16.34%	(2.62)%	17.10%	35.66%
Ratios to Average Net Assets F, I
Expenses before reductions	.71% A	.72%	.73%	.73%	.74%	.77%
Expenses net of fee waivers, if any	.71% A	.71%	.73%	.73%	.73%	.77%
Expenses net of all reductions	.71% A	.71%	.71%	.71%	.72%	.75%
Net investment income (loss)	1.09% A	.97%	1.18%	.94%	.98%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,132,803	$ 1,031,358	$ 698,845	$ 577,021	$ 570,841	$ 457,476
Portfolio turnover rate G	77% A	86%	87%	135%	117%	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.24 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.005 per share. L Total distributions of $.34 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP ContrafundSM Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,149,856,350
Gross unrealized depreciation	(169,150,905)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,980,705,445

Tax cost	$ 14,499,925,687

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (179,535,151)

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $10,635,705 and a change in net unrealized appreciation (depreciation) of $(3,489,584) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,138,835,083 and $7,694,984,288, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 834,019
Service Class 2	10,504,639
Service Class 2R	13,067
$ 11,351,725

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 2,483,993
Service Class	542,610
Service Class 2	2,728,702
Service Class 2R	3,382
Investor Class	777,569
$ 6,536,256

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $126,249 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17,099 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $626,530, including $1,518 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $224,101 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 74,639,848
Service Class	-	15,078,586
Service Class 2	-	64,224,245
Service Class 2R	-	82,385
Investor Class	-	9,353,647
Total	$ -	$ 163,378,711
From net realized gain
Initial Class	$ -	$ 1,987,452
Service Class	-	442,043
Service Class 2	-	2,249,098
Service Class 2R	-	2,841
Investor Class	-	266,401
Total	$ -	$ 4,947,835

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	5,467,484	8,443,448	$ 190,086,861	$ 260,463,356
Reinvestment of distributions	-	2,327,682	-	76,627,300
Shares redeemed	(12,783,858)	(31,488,580)	(444,744,401)	(952,835,862)
Net increase (decrease)	(7,316,374)	(20,717,450)	$ (254,657,540)	$ (615,745,206)
Service Class
Shares sold	715,807	3,357,075	$ 24,811,101	$ 99,734,652
Reinvestment of distributions	-	473,046	-	15,520,629
Shares redeemed	(3,130,600)	(6,669,302)	(108,435,008)	(202,333,378)
Net increase (decrease)	(2,414,793)	(2,839,181)	$ (83,623,907)	$ (87,078,097)
Service Class 2
Shares sold	8,957,222	20,920,336	$ 306,730,526	$ 626,652,763
Reinvestment of distributions	-	2,054,182	-	66,473,343
Shares redeemed	(20,733,020)	(69,773,617)	(709,532,380)	(2,068,437,076)
Net increase (decrease)	(11,775,798)	(46,799,099)	$ (402,801,854)	$ (1,375,310,970)
Service Class 2R
Shares sold	12,722	46,981	$ 435,804	$ 1,393,336
Reinvestment of distributions	-	2,639	-	85,226
Shares redeemed	(24,429)	(71,564)	(827,092)	(2,147,878)
Net increase (decrease)	(11,707)	(21,944)	$ (391,288)	$ (669,316)
Investor Class
Shares sold	1,453,863	4,323,390	$ 50,193,351	$ 130,507,518
Reinvestment of distributions	-	293,384	-	9,620,048
Shares redeemed	(559,871)	(1,000,682)	(19,409,813)	(30,296,116)
Net increase (decrease)	893,992	3,616,092	$ 30,783,538	$ 109,831,450

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund and 2 otherwise unaffiliated shareholders were the owners of record of 22% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCONR-SANN-0814
1.833452.108

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.63%
Actual		$ 1,000.00	$ 1,067.20	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16
Service Class	.73%
Actual		$ 1,000.00	$ 1,066.60	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66
Service Class 2.88%
Actual		$ 1,000.00	$ 1,065.70	$ 4.51
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Service Class 2R	.88%
Actual		$ 1,000.00	$ 1,065.90	$ 4.51
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Investor Class	.71%
Actual		$ 1,000.00	$ 1,066.60	$ 3.64
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.1	3.2
Chevron Corp.	2.1	0.9
Capital One Financial Corp.	1.9	1.8
Google, Inc. Class C	1.8	0.0
JPMorgan Chase & Co.	1.7	2.1
Microsoft Corp.	1.6	1.7
Procter & Gamble Co.	1.6	2.0
U.S. Bancorp	1.4	1.0
Verizon Communications, Inc.	1.4	0.8
Exxon Mobil Corp.	1.3	1.4
	18.9
Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.2	18.1
Financials	15.5	16.5
Health Care	13.8	13.1
Consumer Discretionary	12.1	12.1
Energy	10.5	9.8
Industrials	9.8	10.6
Consumer Staples	9.3	9.8
Materials	4.1	3.7
Utilities	3.3	3.1
Telecommunication Services	2.0	1.7
Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Stocks and Equity Futures 99.0%		Stocks and Equity Futures 99.1%
	Bonds 0.0%†		Bonds 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	10.5%	** Foreign investments	12.9%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Diversified Consumer Services - 0.5%
H&R Block, Inc.	2,686,460	$ 90,050,139
Hotels, Restaurants & Leisure - 3.8%
ARAMARK Holdings Corp.	356,200	9,218,456
Extended Stay America, Inc. unit	4,445,927	102,967,669
Las Vegas Sands Corp.	309,700	23,605,334
Marriott International, Inc. Class A	1,300,100	83,336,410
McDonald's Corp.	1,741,721	175,460,974
Panera Bread Co. Class A (a)	456,086	68,335,365
Starbucks Corp.	814,800	63,049,224
Wynn Resorts Ltd.	202,059	41,939,366
Yum! Brands, Inc.	2,187,496	177,624,675
		745,537,473
Internet & Catalog Retail - 0.8%
Ctrip.com International Ltd. sponsored ADR (a)	353,234	22,621,105
Liberty Interactive Corp. Series A (a)	4,625,292	135,798,573
Qunar Cayman Islands Ltd. sponsored ADR	161,854	4,620,932
		163,040,610
Media - 4.8%
Comcast Corp. Class A	830,106	44,560,090
DIRECTV (a)	1,597,031	135,763,605
Legend Pictures LLC (a)(f)(g)	2,062	3,717,786
Liberty Media Corp. Class A (a)	514,300	70,294,524
The Madison Square Garden Co. Class A (a)	1,883,778	117,641,936
The Walt Disney Co.	2,309,999	198,059,314
Twenty-First Century Fox, Inc. Class A	5,808,169	204,157,140
Viacom, Inc. Class B (non-vtg.)	1,710,898	148,386,184
Weinstein Co. Holdings LLC Class A-1 (a)(f)(g)	11,499	1,327,675
		923,908,254
Multiline Retail - 0.6%
Dollar General Corp. (a)	2,136,320	122,539,315
Specialty Retail - 0.8%
TJX Companies, Inc.	2,804,007	149,032,972
Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (a)	975,262	39,478,606
NIKE, Inc. Class B	1,382,935	107,246,609
Oxford Industries, Inc.	104,783	6,985,883
		153,711,098
TOTAL CONSUMER DISCRETIONARY		2,347,819,861
CONSUMER STAPLES - 9.2%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	220,171	25,297,723
Coca-Cola Icecek Sanayi A/S	301,515	7,443,234
Diageo PLC sponsored ADR	267,542	34,050,070

	Shares	Value
Embotelladora Andina SA sponsored ADR	316,127	$ 7,157,115
Monster Beverage Corp. (a)	538,400	38,242,552
Pernod Ricard SA (d)	297,479	35,723,542
Remy Cointreau SA	288,284	26,523,070
The Coca-Cola Co.	5,609,406	237,614,438
		412,051,744
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	1,981,164	149,320,331
Kroger Co.	2,294,382	113,411,302
Sysco Corp.	936,996	35,090,500
Wal-Mart Stores, Inc.	981,491	73,680,529
Whole Foods Market, Inc.	635,900	24,564,817
		396,067,479
Food Products - 1.1%
Bunge Ltd.	487,812	36,898,100
ConAgra Foods, Inc.	921,509	27,350,387
Keurig Green Mountain, Inc.	363,019	45,235,798
Mead Johnson Nutrition Co. Class A	835,089	77,805,242
Nestle SA	340,836	26,410,343
		213,699,870
Household Products - 1.6%
Procter & Gamble Co.	3,930,784	308,920,315
Personal Products - 0.2%
L'Oreal SA	116,500	20,076,026
Nu Skin Enterprises, Inc. Class A	125,508	9,282,572
		29,358,598
Tobacco - 2.2%
Altria Group, Inc.	3,850,854	161,504,817
British American Tobacco PLC sponsored ADR	1,826,079	217,449,487
Philip Morris International, Inc.	406,513	34,273,111
Souza Cruz SA	897,200	9,246,094
		422,473,509
TOTAL CONSUMER STAPLES		1,782,571,515
ENERGY - 10.5%
Energy Equipment & Services - 1.9%
C&J Energy Services, Inc. (a)	729,339	24,637,071
Dresser-Rand Group, Inc. (a)	692,600	44,139,398
Dril-Quip, Inc. (a)	278,192	30,389,694
FMC Technologies, Inc. (a)	821,529	50,170,776
Halliburton Co.	2,189,482	155,475,117
Ocean Rig UDW, Inc. (United States)	732,300	13,862,439
Oceaneering International, Inc.	500,362	39,093,283
Pacific Drilling SA (a)	594,467	5,944,670
		363,712,448
Oil, Gas & Consumable Fuels - 8.6%
Anadarko Petroleum Corp.	1,443,952	158,069,425
BG Group PLC	1,727,136	36,504,384
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cabot Oil & Gas Corp.	1,402,935	$ 47,896,201
Carrizo Oil & Gas, Inc. (a)	328,198	22,730,993
Chevron Corp.	3,175,900	414,613,745
Continental Resources, Inc. (a)	307,193	48,548,782
Eclipse Resources Corp.	68,108	1,711,554
EOG Resources, Inc.	923,374	107,905,486
EQT Midstream Partners LP	125,900	12,179,566
Exxon Mobil Corp.	2,540,302	255,757,605
Gulfport Energy Corp. (a)	408,100	25,628,680
Memorial Resource Development Corp.	880,770	21,455,557
Noble Energy, Inc.	860,300	66,638,838
ONEOK, Inc.	465,970	31,723,238
Peabody Energy Corp.	1,097,580	17,945,433
Phillips 66 Co.	1,526,039	122,739,317
Phillips 66 Partners LP	524,859	39,658,346
PrairieSky Royalty Ltd.	82,000	2,981,678
Spectra Energy Corp.	1,305,600	55,461,888
Suncor Energy, Inc.	671,195	28,620,376
Valero Energy Partners LP	851,400	42,833,934
Whiting Petroleum Corp. (a)	1,057,300	84,848,325
YPF SA Class D sponsored ADR	745,600	24,366,208
		1,670,819,559
TOTAL ENERGY		2,034,532,007
FINANCIALS - 15.5%
Banks - 5.9%
Bank of America Corp.	14,216,814	218,512,431
Citigroup, Inc.	3,526,850	166,114,635
Huntington Bancshares, Inc.	7,955,981	75,900,059
JPMorgan Chase & Co.	5,625,206	324,124,370
Societe Generale Series A	235,998	12,362,182
SunTrust Banks, Inc.	1,195,025	47,872,702
Synovus Financial Corp.	874,923	21,330,623
U.S. Bancorp	6,228,544	269,820,526
		1,136,037,528
Capital Markets - 2.1%
Ameriprise Financial, Inc.	730,143	87,617,160
BlackRock, Inc. Class A	405,013	129,442,155
Carlyle Group LP	214,600	7,287,816
E*TRADE Financial Corp. (a)	1,968,578	41,851,968
Evercore Partners, Inc. Class A	317,600	18,306,464
Invesco Ltd.	920,857	34,762,352
Northern Trust Corp.	388,864	24,968,957
Oaktree Capital Group LLC Class A	367,134	18,353,029

	Shares	Value
State Street Corp.	379,300	$ 25,511,718
The Blackstone Group LP	825,637	27,609,301
		415,710,920
Consumer Finance - 2.5%
Capital One Financial Corp.	4,386,648	362,337,125
Discover Financial Services	818,326	50,719,845
Navient Corp.	2,092,576	37,059,521
SLM Corp.	3,513,576	29,197,817
		479,314,308
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc.:
Class A (a)	47	8,925,324
Class B (a)	993,900	125,787,984
IntercontinentalExchange Group, Inc.	220,309	41,616,370
KBC Ancora (a)	401,778	12,139,162
		188,468,840
Insurance - 2.4%
AFLAC, Inc.	367,400	22,870,650
Direct Line Insurance Group PLC	10,025,900	46,293,162
esure Group PLC	3,090,014	14,093,186
Fairfax Financial Holdings Ltd. (sub. vtg.)	106,900	50,714,510
Marsh & McLennan Companies, Inc.	1,863,770	96,580,561
MetLife, Inc.	2,214,887	123,059,122
Principal Financial Group, Inc.	180,400	9,106,592
The Travelers Companies, Inc.	916,041	86,171,977
Unum Group	534,000	18,561,840
		467,451,600
Real Estate Investment Trusts - 1.3%
Altisource Residential Corp. Class B	1,968,143	51,230,762
American Tower Corp.	251,257	22,608,105
Boston Properties, Inc.	481,500	56,903,670
Digital Realty Trust, Inc.	503,300	29,352,456
Equity Lifestyle Properties, Inc.	451,912	19,956,434
Piedmont Office Realty Trust, Inc. Class A	1,052,787	19,939,786
Senior Housing Properties Trust (SBI)	538,912	13,090,172
Sun Communities, Inc.	721,269	35,948,047
		249,029,432
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	2,201,389	70,532,504
TOTAL FINANCIALS		3,006,545,132
HEALTH CARE - 13.8%
Biotechnology - 3.6%
Actelion Ltd.	254,756	32,232,322
Alexion Pharmaceuticals, Inc. (a)	703,632	109,942,500
Amgen, Inc.	1,322,120	156,499,344
Biogen Idec, Inc. (a)	489,431	154,322,489
Gilead Sciences, Inc. (a)	2,457,161	203,723,219
Vertex Pharmaceuticals, Inc. (a)	539,200	51,051,456
		707,771,330
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	7,167,849	$ 91,533,432
Covidien PLC	1,874,090	169,005,436
Edwards Lifesciences Corp. (a)	346,142	29,712,829
Medtronic, Inc.	398,600	25,414,736
Quidel Corp. (a)(d)	514,589	11,377,563
The Cooper Companies, Inc.	393,920	53,387,978
		380,431,974
Health Care Providers & Services - 2.3%
Brookdale Senior Living, Inc. (a)	742,433	24,752,716
Catamaran Corp. (a)	750,374	33,135,863
Cigna Corp.	1,288,626	118,514,933
HCA Holdings, Inc. (a)	1,393,714	78,577,595
Henry Schein, Inc. (a)	386,641	45,882,687
McKesson Corp.	794,200	147,887,982
		448,751,776
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (d)	1,250,410	31,822,935
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	1,389,100	79,789,904
Fluidigm Corp. (a)(g)	312,345	9,182,943
Thermo Fisher Scientific, Inc.	995,113	117,423,334
		206,396,181
Pharmaceuticals - 4.6%
AbbVie, Inc.	2,653,021	149,736,505
Actavis PLC (a)	724,952	161,700,544
Bristol-Myers Squibb Co.	2,653,405	128,716,677
Forest Laboratories, Inc. (a)	93,800	9,286,200
Merck & Co., Inc.	1,689,905	97,761,004
Pfizer, Inc.	2,630,326	78,068,076
Roche Holding AG (participation certificate)	206,962	61,665,755
Salix Pharmaceuticals Ltd. (a)	286,931	35,392,939
Shire PLC	1,076,574	84,449,788
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,520,000	79,678,400
		886,455,888
TOTAL HEALTH CARE		2,661,630,084
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	1,752,972	162,938,747
Meggitt PLC	6,210,588	53,781,730
TransDigm Group, Inc.	595,363	99,580,415
United Technologies Corp.	1,445,134	166,840,720
		483,141,612
Air Freight & Logistics - 0.7%
FedEx Corp.	846,392	128,126,821

	Shares	Value
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	1,521,552	$ 48,491,862
Electrical Equipment - 1.6%
Acuity Brands, Inc.	395,600	54,691,700
AMETEK, Inc.	2,892,049	151,196,322
Hubbell, Inc. Class B	857,453	105,595,337
		311,483,359
Industrial Conglomerates - 2.1%
Danaher Corp.	2,819,721	221,996,634
Roper Industries, Inc.	1,220,304	178,176,587
		400,173,221
Machinery - 0.5%
Cummins, Inc.	702,792	108,433,778
Professional Services - 0.8%
Verisk Analytics, Inc. (a)	2,298,528	137,957,651
WageWorks, Inc. (a)	316,300	15,248,823
		153,206,474
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	2,099,333	154,888,789
Trading Companies & Distributors - 0.6%
W.W. Grainger, Inc.	461,320	117,299,836
TOTAL INDUSTRIALS		1,905,245,752
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 1.2%
Cisco Systems, Inc.	3,260,839	81,031,849
Juniper Networks, Inc. (a)	1,219,115	29,917,082
Polycom, Inc. (a)	680,438	8,525,888
QUALCOMM, Inc.	1,432,135	113,425,092
		232,899,911
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	1,502,664	92,924,742
Internet Software & Services - 4.9%
ChannelAdvisor Corp. (a)	770,579	20,312,462
Cvent, Inc.	1,717,613	49,965,362
Demandware, Inc. (a)	430,260	29,847,136
Endurance International Group Holdings, Inc.	1,166,435	17,834,791
Facebook, Inc. Class A (a)	1,446,076	97,306,454
Five9, Inc.	1,370,000	9,864,000
Google, Inc.:
Class A (a)	388,684	227,251,874
Class C (a)	597,784	343,893,180
Millennial Media, Inc.	222,043	886,396
Naver Corp.	30,342	25,035,148
Opower, Inc.	919,400	17,330,690
SciQuest, Inc. (a)	216,900	3,836,961
SPS Commerce, Inc. (a)	28,525	1,802,495
Tencent Holdings Ltd.	1,274,000	19,429,552
Trulia, Inc. (a)(d)	238,940	11,320,977
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Wix.com Ltd. (a)(d)	421,665	$ 8,365,834
Yahoo!, Inc. (a)	1,325,126	46,551,676
Zoopla Property Group PLC	4,054,700	15,994,887
		946,829,875
IT Services - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	507,408	24,817,325
Fidelity National Information Services, Inc.	1,013,259	55,465,798
Lionbridge Technologies, Inc. (a)	796,595	4,731,774
Quindell PLC (d)	3,222,395	12,684,056
Sapient Corp. (a)	45,176	734,110
Visa, Inc. Class A	403,234	84,965,436
		183,398,499
Semiconductors & Semiconductor Equipment - 1.6%
Micron Technology, Inc. (a)	3,049,100	100,467,845
NXP Semiconductors NV (a)	3,279,525	217,038,965
		317,506,810
Software - 4.6%
Activision Blizzard, Inc.	403,800	9,004,740
Adobe Systems, Inc. (a)	1,389,029	100,510,138
Autodesk, Inc. (a)	977,000	55,083,260
CommVault Systems, Inc. (a)	508,013	24,978,999
Concur Technologies, Inc. (a)	145,400	13,571,636
Covisint Corp.	393,800	1,913,868
Electronic Arts, Inc. (a)	704,419	25,267,510
Fleetmatics Group PLC (a)	258,200	8,350,188
Imperva, Inc. (a)	890,547	23,314,520
Intuit, Inc.	380,600	30,649,718
Microsoft Corp.	7,539,403	314,393,105
MobileIron, Inc. (d)	253,600	2,414,272
Oracle Corp.	3,102,793	125,756,200
Qlik Technologies, Inc. (a)	316,359	7,156,041
salesforce.com, Inc. (a)	2,080,317	120,824,811
Ubisoft Entertainment SA (a)	483,873	8,911,530
Xero Ltd. (g)	496,188	10,161,925
		882,262,461
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	8,580,292	797,366,538
Electronics for Imaging, Inc. (a)	126,226	5,705,415
Hewlett-Packard Co.	1,964,700	66,171,096
		869,243,049
TOTAL INFORMATION TECHNOLOGY		3,525,065,347
MATERIALS - 4.1%
Chemicals - 3.4%
Airgas, Inc.	1,886,555	205,464,705
Cabot Corp.	314,007	18,209,266

	Shares	Value
Eastman Chemical Co.	644,341	$ 56,283,186
FMC Corp.	775,332	55,195,885
LyondellBasell Industries NV Class A	793,124	77,448,559
Methanex Corp.	268,577	16,604,681
Monsanto Co.	825,476	102,969,876
Potash Corp. of Saskatchewan, Inc.	933,526	35,502,071
Sigma Aldrich Corp.	490,438	49,769,648
W.R. Grace & Co. (a)	348,222	32,917,426
		650,365,303
Construction Materials - 0.2%
Vulcan Materials Co.	693,269	44,195,899
Containers & Packaging - 0.4%
Graphic Packaging Holding Co. (a)	2,608,933	30,524,516
Rock-Tenn Co. Class A	385,398	40,694,175
		71,218,691
Metals & Mining - 0.1%
Carpenter Technology Corp.	342,387	21,655,978
TOTAL MATERIALS		787,435,871
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	1,567,100	55,412,656
inContact, Inc. (a)	1,403,117	12,894,645
Level 3 Communications, Inc. (a)	307,709	13,511,502
Verizon Communications, Inc.	5,447,833	266,562,469
		348,381,272
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)	579,350	4,941,856
T-Mobile U.S., Inc. (a)	1,056,650	35,524,573
		40,466,429
TOTAL TELECOMMUNICATION SERVICES		388,847,701
UTILITIES - 3.3%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	997,929	55,654,500
Edison International	911,126	52,945,532
Exelon Corp.	1,486,400	54,223,872
FirstEnergy Corp.	179,100	6,218,352
NextEra Energy, Inc.	931,600	95,470,368
PPL Corp.	1,423,600	50,580,508
		315,093,132
Gas Utilities - 0.2%
National Fuel Gas Co.	535,575	41,935,523
Independent Power and Renewable Electricity Producers - 0.0%
Abengoa Yield PLC	95,900	3,626,938
NextEra Energy Partners LP	89,500	2,999,145
		6,626,083
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc.	1,658,052	$ 61,679,534
The AES Corp.	763,904	11,878,707
		73,558,241
Multi-Utilities - 1.1%
Dominion Resources, Inc.	829,231	59,306,601
NiSource, Inc.	849,177	33,406,623
PG&E Corp.	700,034	33,615,633
Public Service Enterprise Group, Inc.	81,200	3,312,148
Sempra Energy	722,050	75,605,856
		205,246,861
TOTAL UTILITIES		642,459,840
TOTAL COMMON STOCKS (Cost $14,072,027,767)		19,082,153,110
Convertible Preferred Stocks - 0.1%

CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Ambev SA sponsored ADR	1,105,350	7,781,664
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (g)	299,866	3,859,275
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,390,861)		11,640,939
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $2,044,550)	$ 2,060,000	1,905,500
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.02% 7/31/14 (e) (Cost $5,959,881)	5,960,000	5,959,887
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	307,190,771	$ 307,190,771
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	71,780,925	71,780,925
TOTAL MONEY MARKET FUNDS (Cost $378,971,696)		378,971,696
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $14,467,394,755)		19,480,631,132
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(117,521,700)
NET ASSETS - 100%		$ 19,363,109,432
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
852 CME E-mini S&P 500 Index Contracts	Sept. 2014	$ 83,172,240	$ 1,243,400
The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,931,925.
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,249,604 or 0.1% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07 - 1/6/11	$ 5,645,236
Legend Pictures LLC	9/23/10	$ 1,549,500
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 5,014,998
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 11,499,000
Xero Ltd.	10/14/13	$ 7,545,069
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 158,046
Fidelity Securities Lending Cash Central Fund	626,530
Total	$ 784,576
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,347,819,861	$ 2,342,774,400	$ -	$ 5,045,461
Consumer Staples	1,790,353,179	1,738,645,113	51,708,066	-
Energy	2,034,532,007	2,034,532,007	-	-
Financials	3,006,545,132	3,006,545,132	-	-
Health Care	2,661,630,084	2,515,514,541	146,115,543	-
Industrials	1,905,245,752	1,905,245,752	-	-
Information Technology	3,528,924,622	3,514,017,026	10,161,925	4,745,671
Materials	787,435,871	787,435,871	-	-
Telecommunication Services	388,847,701	388,847,701	-	-
Utilities	642,459,840	642,459,840	-	-
Corporate Bonds	1,905,500	-	1,905,500	-
U.S. Government and Government Agency Obligations	5,959,887	-	5,959,887	-
Money Market Funds	378,971,696	378,971,696	-	-
Total Investments in Securities:	$ 19,480,631,132	$ 19,254,989,079	$ 215,850,921	$ 9,791,132
Derivative Instruments:
Assets
Futures Contracts	$ 1,243,400	$ 1,243,400	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,243,400	$ -
Total Value of Derivatives	$ 1,243,400	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.5%
United Kingdom	2.3%
Ireland	1.7%
Netherlands	1.5%
Switzerland	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $63,264,948) - See accompanying schedule: Unaffiliated issuers (cost $14,088,423,059)	$ 19,101,659,436
Fidelity Central Funds (cost $378,971,696)	378,971,696
Total Investments (cost $14,467,394,755)		$ 19,480,631,132
Cash		535,611
Foreign currency held at value (cost $3,627,073)		3,654,620
Receivable for investments sold		126,600,993
Receivable for fund shares sold		6,103,577
Dividends receivable		14,495,853
Interest receivable		4,506
Distributions receivable from Fidelity Central Funds		186,523
Receivable for daily variation margin for derivative instruments		17,040
Other receivables		194,352
Total assets		19,632,424,207

Liabilities
Payable for investments purchased	$ 171,736,946
Payable for fund shares redeemed	13,651,907
Accrued management fee	8,809,771
Distribution and service plan fees payable	1,921,406
Other affiliated payables	1,271,509
Other payables and accrued expenses	142,311
Collateral on securities loaned, at value	71,780,925
Total liabilities		269,314,775

Net Assets		$ 19,363,109,432
Net Assets consist of:
Paid in capital		$ 13,514,525,394
Undistributed net investment income		97,522,201
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		736,605,572
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,014,456,265
Net Assets		$ 19,363,109,432

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($7,900,076,079 ÷ 215,513,054 shares)	$ 36.66

Service Class: Net Asset Value, offering price and redemption price per share ($1,712,741,958 ÷ 46,903,273 shares)	$ 36.52

Service Class 2: Net Asset Value, offering price and redemption price per share ($8,606,619,831 ÷ 239,147,239 shares)	$ 35.99

Service Class 2R: Net Asset Value, offering price and redemption price per share ($10,868,919 ÷ 302,560 shares)	$ 35.92

Investor Class: Net Asset Value, offering price and redemption price per share ($1,132,802,645 ÷ 31,031,527 shares)	$ 36.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 167,934,150
Interest		28,272
Income from Fidelity Central Funds		784,576
Total income		168,746,998

Expenses
Management fee	$ 51,726,566
Transfer agent fees	6,536,256
Distribution and service plan fees	11,351,725
Accounting and security lending fees	830,161
Custodian fees and expenses	170,929
Independent trustees' compensation	37,725
Appreciation in deferred trustee compensation account	21
Audit	52,694
Legal	26,128
Miscellaneous	83,007
Total expenses before reductions	70,815,212
Expense reductions	(224,107)	70,591,105
Net investment income (loss)		98,155,893
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	967,218,471
Foreign currency transactions	79,110
Futures contracts	10,635,705
Total net realized gain (loss)		977,933,286
Change in net unrealized appreciation (depreciation) on: Investment securities	143,741,632
Assets and liabilities in foreign currencies	(24,143)
Futures contracts	(3,489,584)
Total change in net unrealized appreciation (depreciation)		140,227,905
Net gain (loss)		1,118,161,191
Net increase (decrease) in net assets resulting from operations		$ 1,216,317,084

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 98,155,893	$ 161,442,651
Net realized gain (loss)	977,933,286	2,522,120,761
Change in net unrealized appreciation (depreciation)	140,227,905	2,047,868,434
Net increase (decrease) in net assets resulting from operations	1,216,317,084	4,731,431,846
Distributions to shareholders from net investment income	-	(163,378,711)
Distributions to shareholders from net realized gain	-	(4,947,835)
Total distributions	-	(168,326,546)
Share transactions - net increase (decrease)	(710,691,051)	(1,968,972,139)
Redemption fees	13	359
Total increase (decrease) in net assets	505,626,046	2,594,133,520

Net Assets
Beginning of period	18,857,483,386	16,263,349,866
End of period (including undistributed net investment income of $97,522,201 and distributions in excess of net investment income of $633,692, respectively)	$ 19,363,109,432	$ 18,857,483,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 34.35	$ 26.44	$ 23.02	$ 23.88	$ 20.62	$ 15.39
Income from Investment Operations
Net investment income (loss) E	.20	.32	.32	.25	.23	.23
Net realized and unrealized gain (loss)	2.11	7.94	3.46	(.86)	3.31	5.26
Total from investment operations	2.31	8.26	3.78	(.61)	3.54	5.49
Distributions from net investment income	-	(.34)	(.34) H	(.25)	(.27)	(.25)
Distributions from net realized gain	-	(.01)	(.01) H	-	(.01)	(.01)
Total distributions	-	(.35)	(.36) L	(.25)	(.28)	(.26) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 36.66	$ 34.35	$ 26.44	$ 23.02	$ 23.88	$ 20.62
Total Return B, C, D	6.72%	31.29%	16.42%	(2.53)%	17.22%	35.71%
Ratios to Average Net Assets F, I
Expenses before reductions	.63% A	.64%	.64%	.65%	.65%	.67%
Expenses net of fee waivers, if any	.63% A	.63%	.64%	.64%	.65%	.67%
Expenses net of all reductions	.63% A	.62%	.63%	.63%	.63%	.65%
Net investment income (loss)	1.17% A	1.05%	1.27%	1.03%	1.06%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,900,076	$ 7,654,305	$ 6,440,357	$ 6,113,440	$ 7,160,125	$ 7,405,228
Portfolio turnover rate G	77% A	86%	87%	135%	117%	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.26 per share is comprised of distributions from net investment income of $.250 and distributions from net realized gain of $.005 per share. L Total distributions of $.36 per share is comprised of distributions from net investment income of $.342 and distributions from net realized gain of $.013 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 34.24	$ 26.36	$ 22.95	$ 23.81	$ 20.55	$ 15.33
Income from Investment Operations
Net investment income (loss) E	.19	.29	.30	.22	.20	.21
Net realized and unrealized gain (loss)	2.09	7.91	3.44	(.85)	3.31	5.25
Total from investment operations	2.28	8.20	3.74	(.63)	3.51	5.46
Distributions from net investment income	-	(.31)	(.32) H	(.23)	(.24)	(.23)
Distributions from net realized gain	-	(.01)	(.01) H	-	(.01)	(.01)
Total distributions	-	(.32)	(.33)	(.23)	(.25)	(.24) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 36.52	$ 34.24	$ 26.36	$ 22.95	$ 23.81	$ 20.55
Total Return B, C, D	6.66%	31.14%	16.31%	(2.64)%	17.11%	35.66%
Ratios to Average Net Assets F, I
Expenses before reductions	.73% A	.74%	.74%	.75%	.75%	.77%
Expenses net of fee waivers, if any	.73% A	.73%	.74%	.74%	.75%	.77%
Expenses net of all reductions	.73% A	.72%	.73%	.73%	.73%	.75%
Net investment income (loss)	1.07% A	.95%	1.16%	.93%	.96%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,712,742	$ 1,688,448	$ 1,374,781	$ 1,277,101	$ 1,379,305	$ 1,784,820
Portfolio turnover rate G	77% A	86%	87%	135%	117%	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.24 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 33.77	$ 26.00	$ 22.64	$ 23.49	$ 20.29	$ 15.14
Income from Investment Operations
Net investment income (loss) E	.16	.24	.26	.18	.17	.18
Net realized and unrealized gain (loss)	2.06	7.80	3.39	(.84)	3.26	5.18
Total from investment operations	2.22	8.04	3.65	(.66)	3.43	5.36
Distributions from net investment income	-	(.26)	(.28) H	(.19)	(.22)	(.21)
Distributions from net realized gain	-	(.01)	(.01) H	-	(.01)	(.01)
Total distributions	-	(.27)	(.29)	(.19)	(.23)	(.21) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 35.99	$ 33.77	$ 26.00	$ 22.64	$ 23.49	$ 20.29
Total Return B, C, D	6.57%	30.95%	16.14%	(2.78)%	16.93%	35.47%
Ratios to Average Net Assets F, I
Expenses before reductions	.88% A	.89%	.89%	.90%	.90%	.92%
Expenses net of fee waivers, if any	.88% A	.88%	.89%	.89%	.90%	.92%
Expenses net of all reductions	.88% A	.87%	.88%	.88%	.88%	.90%
Net investment income (loss)	.92% A	.80%	1.02%	.78%	.81%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,606,620	$ 8,472,780	$ 7,740,640	$ 6,980,191	$ 7,627,793	$ 7,577,737
Portfolio turnover rate G	77% A	86%	87%	135%	117%	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 33.70	$ 25.96	$ 22.60	$ 23.44	$ 20.24	$ 15.10
Income from Investment Operations
Net investment income (loss) E	.16	.24	.26	.18	.17	.18
Net realized and unrealized gain (loss)	2.06	7.77	3.39	(.84)	3.25	5.17
Total from investment operations	2.22	8.01	3.65	(.66)	3.42	5.35
Distributions from net investment income	-	(.26)	(.27) H	(.18)	(.21)	(.20)
Distributions from net realized gain	-	(.01)	(.01) H	-	(.01)	(.01)
Total distributions	-	(.27)	(.29) L	(.18)	(.22)	(.21) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 35.92	$ 33.70	$ 25.96	$ 22.60	$ 23.44	$ 20.24
Total ReturnB, C, D	6.59%	30.90%	16.15%	(2.79)%	16.94%	35.46%
Ratios to Average Net Assets F, I
Expenses before reductions	.88% A	.89%	.89%	.90%	.90%	.92%
Expenses net of fee waivers, if any	.88% A	.88%	.89%	.89%	.90%	.92%
Expenses net of all reductions	.88% A	.87%	.88%	.88%	.88%	.90%
Net investment income (loss)	.92% A	.80%	1.02%	.78%	.81%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,869	$ 10,592	$ 8,727	$ 8,042	$ 10,942	$ 13,285
Portfolio turnover rate G	77% A	86%	87%	135%	117%	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.200 and distributions from net realized gain of $.005 per share. L Total distributions of $.29 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 34.22	$ 26.35	$ 22.94	$ 23.80	$ 20.56	$ 15.34
Income from Investment Operations
Net investment income (loss) E	.19	.29	.30	.23	.21	.21
Net realized and unrealized gain (loss)	2.09	7.91	3.45	(.86)	3.30	5.25
Total from investment operations	2.28	8.20	3.75	(.63)	3.51	5.46
Distributions from net investment income	-	(.32)	(.32) H	(.23)	(.26)	(.24)
Distributions from net realized gain	-	(.01)	(.01) H	-	(.01)	(.01)
Total distributions	-	(.33)	(.34) L	(.23)	(.27)	(.24) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 36.50	$ 34.22	$ 26.35	$ 22.94	$ 23.80	$ 20.56
Total Return B, C, D	6.66%	31.15%	16.34%	(2.62)%	17.10%	35.66%
Ratios to Average Net Assets F, I
Expenses before reductions	.71% A	.72%	.73%	.73%	.74%	.77%
Expenses net of fee waivers, if any	.71% A	.71%	.73%	.73%	.73%	.77%
Expenses net of all reductions	.71% A	.71%	.71%	.71%	.72%	.75%
Net investment income (loss)	1.09% A	.97%	1.18%	.94%	.98%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,132,803	$ 1,031,358	$ 698,845	$ 577,021	$ 570,841	$ 457,476
Portfolio turnover rate G	77% A	86%	87%	135%	117%	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.24 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.005 per share. L Total distributions of $.34 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP ContrafundSM Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,149,856,350
Gross unrealized depreciation	(169,150,905)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,980,705,445

Tax cost	$ 14,499,925,687

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (179,535,151)

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $10,635,705 and a change in net unrealized appreciation (depreciation) of $(3,489,584) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,138,835,083 and $7,694,984,288, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 834,019
Service Class 2	10,504,639
Service Class 2R	13,067
$ 11,351,725

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 2,483,993
Service Class	542,610
Service Class 2	2,728,702
Service Class 2R	3,382
Investor Class	777,569
$ 6,536,256

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $126,249 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17,099 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $626,530, including $1,518 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $224,101 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 74,639,848
Service Class	-	15,078,586
Service Class 2	-	64,224,245
Service Class 2R	-	82,385
Investor Class	-	9,353,647
Total	$ -	$ 163,378,711
From net realized gain
Initial Class	$ -	$ 1,987,452
Service Class	-	442,043
Service Class 2	-	2,249,098
Service Class 2R	-	2,841
Investor Class	-	266,401
Total	$ -	$ 4,947,835

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	5,467,484	8,443,448	$ 190,086,861	$ 260,463,356
Reinvestment of distributions	-	2,327,682	-	76,627,300
Shares redeemed	(12,783,858)	(31,488,580)	(444,744,401)	(952,835,862)
Net increase (decrease)	(7,316,374)	(20,717,450)	$ (254,657,540)	$ (615,745,206)
Service Class
Shares sold	715,807	3,357,075	$ 24,811,101	$ 99,734,652
Reinvestment of distributions	-	473,046	-	15,520,629
Shares redeemed	(3,130,600)	(6,669,302)	(108,435,008)	(202,333,378)
Net increase (decrease)	(2,414,793)	(2,839,181)	$ (83,623,907)	$ (87,078,097)
Service Class 2
Shares sold	8,957,222	20,920,336	$ 306,730,526	$ 626,652,763
Reinvestment of distributions	-	2,054,182	-	66,473,343
Shares redeemed	(20,733,020)	(69,773,617)	(709,532,380)	(2,068,437,076)
Net increase (decrease)	(11,775,798)	(46,799,099)	$ (402,801,854)	$ (1,375,310,970)
Service Class 2R
Shares sold	12,722	46,981	$ 435,804	$ 1,393,336
Reinvestment of distributions	-	2,639	-	85,226
Shares redeemed	(24,429)	(71,564)	(827,092)	(2,147,878)
Net increase (decrease)	(11,707)	(21,944)	$ (391,288)	$ (669,316)
Investor Class
Shares sold	1,453,863	4,323,390	$ 50,193,351	$ 130,507,518
Reinvestment of distributions	-	293,384	-	9,620,048
Shares redeemed	(559,871)	(1,000,682)	(19,409,813)	(30,296,116)
Net increase (decrease)	893,992	3,616,092	$ 30,783,538	$ 109,831,450

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund and 2 otherwise unaffiliated shareholders were the owners of record of 22% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCON-SANN-0814
1.705691.116

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.85%
Actual		$ 1,000.00	$ 1,022.80	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26
Service Class	.95%
Actual		$ 1,000.00	$ 1,022.00	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2	1.14%
Actual		$ 1,000.00	$ 1,021.40	$ 5.71
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Investor Class	.92%
Actual		$ 1,000.00	$ 1,022.20	$ 4.61
HypotheticalA		$ 1,000.00	$ 1,020.23	$ 4.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Aspen Technology, Inc.	0.8	0.8
Dana Holding Corp.	0.7	0.5
Buffalo Wild Wings, Inc.	0.7	0.0
RLJ Lodging Trust	0.7	0.6
TreeHouse Foods, Inc.	0.7	0.5
Dynegy, Inc.	0.7	0.0
Synaptics, Inc.	0.7	0.0
Graphic Packaging Holding Co.	0.7	0.7
Integrated Device Technology, Inc.	0.7	0.0
The GEO Group, Inc.	0.6	0.5
	7.0
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	20.8
Information Technology	19.2	19.5
Health Care	13.8	14.9
Industrials	13.7	16.1
Consumer Discretionary	12.2	11.9
Asset Allocation (% of fund's net assets)
As of June 30, 2014 *		As of December 31, 2013 **
	Stock and Equity Futures 100.1%		Stock and Equity Futures 99.7%
	Short-Term Investments and Net Other Assets (Liabilities)† (0.1)%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	3.0%	** Foreign investments	4.8%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 3.2%
Dana Holding Corp.	69,465	$ 1,696,335
Dorman Products, Inc. (a)	17,758	875,825
Drew Industries, Inc.	8,032	401,680
Gentherm, Inc. (a)	28,761	1,278,426
Remy International, Inc.	12,324	287,765
Standard Motor Products, Inc.	7,419	331,407
Stoneridge, Inc. (a)	11,758	126,046
Tenneco, Inc. (a)	14,861	976,368
Tower International, Inc. (a)	35,313	1,300,931
		7,274,783
Automobiles - 0.3%
Winnebago Industries, Inc. (a)	26,953	678,677
Distributors - 0.1%
VOXX International Corp. (a)	16,157	152,037
Diversified Consumer Services - 1.3%
K12, Inc. (a)	7,924	190,731
LifeLock, Inc. (a)	94,078	1,313,329
Steiner Leisure Ltd. (a)	895	38,745
The GEO Group, Inc.	42,275	1,510,486
		3,053,291
Hotels, Restaurants & Leisure - 2.8%
Bloomin' Brands, Inc. (a)	7,546	169,257
Buffalo Wild Wings, Inc. (a)	9,808	1,625,284
Interval Leisure Group, Inc.	2,452	53,797
Jack in the Box, Inc.	20,820	1,245,869
Marriott Vacations Worldwide Corp. (a)	23,452	1,374,991
Monarch Casino & Resort, Inc. (a)	295	4,466
Multimedia Games Holding Co., Inc. (a)	31,582	936,090
Papa John's International, Inc.	7,127	302,114
Ruth's Hospitality Group, Inc.	24,225	299,179
Texas Roadhouse, Inc. Class A	7,902	205,452
		6,216,499
Household Durables - 1.3%
Flexsteel Industries, Inc.	19,366	645,856
Helen of Troy Ltd. (a)	13,788	835,966
La-Z-Boy, Inc.	25,344	587,220
Skullcandy, Inc. (a)	93,402	677,165
Universal Electronics, Inc. (a)	1,717	83,927
		2,830,134
Leisure Products - 0.1%
Arctic Cat, Inc.	265	10,446
Sturm, Ruger & Co., Inc.	1,971	116,309
		126,755
Media - 1.6%
A.H. Belo Corp. Class A	7,079	83,886
E.W. Scripps Co. Class A (a)	36,450	771,282
Entravision Communication Corp. Class A	160,910	1,000,860

	Shares	Value
Global Sources Ltd. (a)(d)	26,844	$ 222,268
Live Nation Entertainment, Inc. (a)	45,886	1,132,925
Meredith Corp.	7,260	351,094
Saga Communications, Inc. Class A	436	18,626
		3,580,941
Multiline Retail - 0.0%
Burlington Stores, Inc.	3,269	104,150
Specialty Retail - 0.7%
Big 5 Sporting Goods Corp.	55,589	682,077
Citi Trends, Inc. (a)	2,527	54,229
Haverty Furniture Companies, Inc.	4,600	115,598
Outerwall, Inc. (a)	866	51,397
The Cato Corp. Class A (sub. vtg.)	8,039	248,405
The Children's Place Retail Stores, Inc.	9,114	452,328
		1,604,034
Textiles, Apparel & Luxury Goods - 0.8%
Movado Group, Inc.	7,658	319,109
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	29,730	1,358,661
Steven Madden Ltd. (a)	3,638	124,783
Unifi, Inc. (a)	545	15,004
		1,817,557
TOTAL CONSUMER DISCRETIONARY		27,438,858
CONSUMER STAPLES - 4.5%
Food & Staples Retailing - 0.9%
Andersons, Inc.	16,419	846,892
Rite Aid Corp. (a)	152,052	1,090,213
Weis Markets, Inc.	1,098	50,212
		1,987,317
Food Products - 2.6%
Cal-Maine Foods, Inc.	11,550	858,396
Chiquita Brands International, Inc. (a)	2,756	29,903
J&J Snack Foods Corp.	1,180	111,062
Omega Protein Corp. (a)	43,097	589,567
Pilgrims Pride Corp. (a)	43,385	1,187,014
Sanderson Farms, Inc.	15,331	1,490,173
Seneca Foods Corp. Class A (a)	3,345	102,357
TreeHouse Foods, Inc. (a)	19,859	1,590,110
		5,958,582
Household Products - 0.4%
Orchids Paper Products Co.	7,838	251,130
WD-40 Co.	7,533	566,632
		817,762
Personal Products - 0.5%
Nature's Sunshine Products, Inc.	661	11,217
Nu Skin Enterprises, Inc. Class A	14,821	1,096,161
Nutraceutical International Corp. (a)	938	22,381
USANA Health Sciences, Inc. (a)	742	57,980
		1,187,739
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.1%
Vector Group Ltd. (d)	10,515	$ 217,450
TOTAL CONSUMER STAPLES		10,168,850
ENERGY - 7.9%
Energy Equipment & Services - 3.6%
Basic Energy Services, Inc. (a)	31,809	929,459
Dril-Quip, Inc. (a)	10,888	1,189,405
Exterran Holdings, Inc.	32,956	1,482,690
Gulf Island Fabrication, Inc.	3,415	73,491
Helix Energy Solutions Group, Inc. (a)	11,315	297,698
Matrix Service Co. (a)	35,819	1,174,505
Pioneer Energy Services Corp. (a)	75,238	1,319,675
RigNet, Inc. (a)	6,924	372,650
Tesco Corp.	47,068	1,004,431
Willbros Group, Inc. (a)	19,252	237,762
		8,081,766
Oil, Gas & Consumable Fuels - 4.3%
Abraxas Petroleum Corp. (a)	217,657	1,362,533
Adams Resources & Energy, Inc.	247	19,298
Athlon Energy, Inc.	27,798	1,325,965
Callon Petroleum Co. (a)	48,783	568,322
Clayton Williams Energy, Inc. (a)	3,664	503,324
Contango Oil & Gas Co. (a)	758	32,071
CVR Energy, Inc. (d)	19,582	943,657
Delek U.S. Holdings, Inc.	9,202	259,772
Evolution Petroleum Corp.	4,847	53,075
Green Plains Renewable Energy, Inc.	40,750	1,339,453
Knightsbridge Tankers Ltd.	79,431	1,127,126
Panhandle Royalty Co. Class A	294	16,473
Renewable Energy Group, Inc. (a)	92,752	1,063,865
Rex American Resources Corp. (a)	16,352	1,198,765
Warren Resources, Inc. (a)	9,423	58,423
		9,872,122
TOTAL ENERGY		17,953,888
FINANCIALS - 20.6%
Banks - 5.6%
Ameris Bancorp	5,638	121,555
BancFirst Corp.	1,008	62,395
Banner Bank	6,579	260,726
BNC Bancorp	4,760	81,253
Central Pacific Financial Corp.	23,179	460,103
Chemical Financial Corp.	6,174	173,366
Customers Bancorp, Inc.	19,202	384,232
Eagle Bancorp, Inc., Maryland	5,243	176,951
First Bancorp, North Carolina	6,014	110,357
First Bancorp, Puerto Rico (a)	81,610	443,958
First Interstate Bancsystem, Inc.	18,933	514,599

	Shares	Value
First Merchants Corp.	20,190	$ 426,817
First NBC Bank Holding Co. (a)	270	9,048
Flushing Financial Corp.	4,555	93,605
Hanmi Financial Corp.	10,540	222,183
Home Bancshares, Inc.	10,217	335,322
HomeTrust Bancshares, Inc. (a)	1,220	19,239
Independent Bank Group, Inc.	1,007	56,060
International Bancshares Corp.	3,789	102,303
Investors Bancorp, Inc.	17,918	197,994
MainSource Financial Group, Inc.	1,911	32,965
Merchants Bancshares, Inc.	8,383	268,088
Old National Bancorp, Indiana	26,536	378,934
Peoples Bancorp, Inc.	3,864	102,203
Pinnacle Financial Partners, Inc.	6,996	276,202
PrivateBancorp, Inc.	48,017	1,395,374
Sandy Spring Bancorp, Inc.	1,027	25,583
Simmons First National Corp. Class A	1,197	47,150
Southwest Bancorp, Inc., Oklahoma	3,433	58,567
Susquehanna Bancshares, Inc.	47,850	505,296
Talmer Bancorp, Inc. Class A	26,474	365,076
Umpqua Holdings Corp.	80,170	1,436,646
United Community Bank, Inc.	64,854	1,061,660
Univest Corp. of Pennsylvania	1,284	26,579
Washington Trust Bancorp, Inc.	5,185	190,652
WesBanco, Inc.	5,363	166,468
Wilshire Bancorp, Inc.	60,727	623,666
Wintrust Financial Corp.	26,394	1,214,124
Yadkin Financial Corp. (a)	5,153	97,083
		12,524,382
Capital Markets - 2.4%
BGC Partners, Inc. Class A	52,857	393,256
Evercore Partners, Inc. Class A	23,405	1,349,064
FBR & Co. (a)	5,772	156,594
GAMCO Investors, Inc. Class A	3,272	271,740
HFF, Inc.	25,719	956,490
Investment Technology Group, Inc. (a)	61,313	1,034,963
Manning & Napier, Inc. Class A	8,022	138,460
Oppenheimer Holdings, Inc. Class A (non-vtg.)	3,165	75,928
Piper Jaffray Companies (a)	17,069	883,662
RCS Capital Corp. Class A	7,115	151,051
Silvercrest Asset Management Group Class A	201	3,459
Westwood Holdings Group, Inc.	1,076	64,603
		5,479,270
Consumer Finance - 1.3%
Cash America International, Inc.	25,867	1,149,271
Credit Acceptance Corp. (a)	3,642	448,330
Nelnet, Inc. Class A	29,676	1,229,477
Regional Management Corp. (a)	7,331	113,411
		2,940,489
Diversified Financial Services - 0.6%
MarketAxess Holdings, Inc.	19,252	1,040,763
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Marlin Business Services Corp.	12,284	$ 223,446
Vector Capital Corp. rights (a)	5,673	0
		1,264,209
Insurance - 2.7%
Amerisafe, Inc.	3,553	144,501
Argo Group International Holdings, Ltd.	527	26,935
eHealth, Inc. (a)	1,927	73,168
EMC Insurance Group	811	24,963
Enstar Group Ltd. (a)	362	54,564
FBL Financial Group, Inc. Class A	7,210	331,660
HCI Group, Inc.	1,242	50,425
Hilltop Holdings, Inc. (a)	34,458	732,577
Horace Mann Educators Corp.	36,822	1,151,424
Infinity Property & Casualty Corp.	247	16,606
Kansas City Life Insurance Co.	989	44,980
Maiden Holdings Ltd.	5,523	66,773
National Western Life Insurance Co. Class A	146	36,414
Navigators Group, Inc. (a)	3,525	236,351
Platinum Underwriters Holdings Ltd.	11,073	718,084
ProAssurance Corp.	1,954	86,758
Safety Insurance Group, Inc.	1,783	91,611
Selective Insurance Group, Inc.	28,892	714,210
Symetra Financial Corp.	12,536	285,069
Third Point Reinsurance Ltd.	13,773	210,176
Universal Insurance Holdings, Inc.	82,906	1,075,291
		6,172,540
Real Estate Investment Trusts - 5.8%
Agree Realty Corp.	4,662	140,932
Altisource Residential Corp. Class B	50,215	1,307,096
Apollo Commercial Real Estate Finance, Inc.	13,111	216,200
Apollo Residential Mortgage, Inc.	14,011	234,264
Aviv REIT, Inc.	2,011	56,650
Capstead Mortgage Corp.	85,817	1,128,494
Chambers Street Properties	11,119	89,397
Chesapeake Lodging Trust	4,719	142,655
Extra Space Storage, Inc.	21,796	1,160,637
FelCor Lodging Trust, Inc.	24,241	254,773
Gramercy Property Trust, Inc. (d)	34,630	209,512
Investors Real Estate Trust	12,043	110,916
LTC Properties, Inc.	124	4,841
MFA Financial, Inc.	138,086	1,133,686
National Health Investors, Inc.	9,933	621,408
Potlatch Corp.	3,686	152,600
PS Business Parks, Inc.	2,129	177,750
RAIT Financial Trust	2,770	22,908
Resource Capital Corp.	74,070	417,014
RLJ Lodging Trust	55,814	1,612,466
Sovran Self Storage, Inc.	18,847	1,455,931

	Shares	Value
Strategic Hotel & Resorts, Inc. (a)	126,580	$ 1,482,252
Sunstone Hotel Investors, Inc.	69,145	1,032,335
		13,164,717
Thrifts & Mortgage Finance - 2.2%
Astoria Financial Corp.	10,896	146,551
Dime Community Bancshares, Inc.	5,723	90,366
Farmer Mac Class C (non-vtg.)	3,020	93,862
Home Loan Servicing Solutions Ltd. (d)	58,269	1,324,454
HomeStreet, Inc.	11,267	206,975
MGIC Investment Corp. (a)	138,238	1,277,319
Provident Financial Services, Inc.	3,917	67,842
Radian Group, Inc.	20,177	298,821
Simplicity Bancorp, Inc.	3,065	53,484
Tree.com, Inc. (a)	8,634	251,595
Waterstone Financial, Inc. Maryland	15,002	171,173
WSFS Financial Corp.	13,317	981,063
		4,963,505
TOTAL FINANCIALS		46,509,112
HEALTH CARE - 13.8%
Biotechnology - 2.5%
ACADIA Pharmaceuticals, Inc. (a)(d)	5,585	126,165
Acorda Therapeutics, Inc. (a)	2,498	84,208
Aegerion Pharmaceuticals, Inc. (a)	613	19,671
Arena Pharmaceuticals, Inc. (a)	12,017	70,420
Auspex Pharmaceuticals, Inc.	3,872	86,229
Celldex Therapeutics, Inc. (a)(d)	4,974	81,176
Cepheid, Inc. (a)	6,652	318,897
Dyax Corp. (a)	34,876	334,810
Enanta Pharmaceuticals, Inc. (a)	3,808	164,011
Exact Sciences Corp. (a)(d)	5,206	88,658
Halozyme Therapeutics, Inc. (a)	3,467	34,254
ImmunoGen, Inc. (a)	3,990	47,282
InterMune, Inc. (a)	10,738	474,083
Ironwood Pharmaceuticals, Inc. Class A (a)	7,708	118,164
Isis Pharmaceuticals, Inc. (a)(d)	12,046	414,985
Keryx Biopharmaceuticals, Inc. (a)(d)	5,019	77,192
Kindred Biosciences, Inc.	1,869	34,838
Ligand Pharmaceuticals, Inc. Class B (a)	678	42,233
MannKind Corp. (a)(d)	9,289	102,086
Momenta Pharmaceuticals, Inc. (a)	15,467	186,841
Neurocrine Biosciences, Inc. (a)	3,780	56,095
Novavax, Inc. (a)	50,216	231,998
NPS Pharmaceuticals, Inc. (a)	16,902	558,611
Ophthotech Corp.	4,005	169,452
Opko Health, Inc. (a)	14,149	125,077
PDL BioPharma, Inc. (d)	31,983	309,595
Prothena Corp. PLC (a)	7,758	174,943
PTC Therapeutics, Inc. (a)	6,965	182,065
Puma Biotechnology, Inc. (a)	1,191	78,606
Receptos, Inc. (a)	4,726	201,328
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Repligen Corp. (a)	13,335	$ 303,905
Sangamo Biosciences, Inc. (a)	2,343	35,778
Sarepta Therapeutics, Inc. (a)	2,357	70,215
Synageva BioPharma Corp. (a)	1,683	176,378
		5,580,249
Health Care Equipment & Supplies - 4.4%
Align Technology, Inc. (a)	17,414	975,881
Anika Therapeutics, Inc. (a)	5,974	276,775
Atrion Corp.	272	88,672
Cantel Medical Corp.	13,529	495,432
Cryolife, Inc.	4,812	43,067
Cyberonics, Inc. (a)	20,648	1,289,674
DexCom, Inc. (a)	30,700	1,217,562
Globus Medical, Inc. (a)	15,526	371,382
Greatbatch, Inc. (a)	7,589	372,316
Masimo Corp. (a)	53,022	1,251,319
Natus Medical, Inc. (a)	38,100	957,834
OraSure Technologies, Inc. (a)	6,293	54,183
Steris Corp.	276	14,760
SurModics, Inc. (a)	9,084	194,579
Thoratec Corp. (a)	36,526	1,273,296
Vascular Solutions, Inc. (a)	5,029	111,594
West Pharmaceutical Services, Inc.	3,063	129,197
Zeltiq Aesthetics, Inc. (a)	58,284	885,334
		10,002,857
Health Care Providers & Services - 5.2%
Alliance Healthcare Services, Inc. (a)	34,743	938,061
AmSurg Corp. (a)	12,170	554,587
Centene Corp. (a)	12,356	934,237
Corvel Corp. (a)	8,993	406,304
Five Star Quality Care, Inc. (a)	29,774	149,168
Hanger, Inc. (a)	5,527	173,824
HealthSouth Corp.	17,040	611,225
Magellan Health Services, Inc. (a)	19,016	1,183,556
Molina Healthcare, Inc. (a)	12,497	557,741
National Healthcare Corp.	4,583	257,977
Owens & Minor, Inc. (d)	38,878	1,321,074
PharMerica Corp. (a)	35,716	1,021,120
Providence Service Corp. (a)	28,345	1,037,144
Select Medical Holdings Corp.	66,313	1,034,483
Team Health Holdings, Inc. (a)	29,775	1,486,964
		11,667,465
Health Care Technology - 0.6%
Omnicell, Inc. (a)	43,485	1,248,454
Quality Systems, Inc.	8,304	133,279
		1,381,733
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (a)(d)	33,014	294,155
Albany Molecular Research, Inc. (a)	6,830	137,420

	Shares	Value
Luminex Corp. (a)	1,261	$ 21,626
PAREXEL International Corp. (a)	9,325	492,733
		945,934
Pharmaceuticals - 0.7%
Akorn, Inc. (a)	4,534	150,756
Auxilium Pharmaceuticals, Inc. (a)(d)	2,025	40,622
AVANIR Pharmaceuticals Class A (a)	3,811	21,494
Horizon Pharma, Inc. (a)	2,125	33,618
Impax Laboratories, Inc. (a)	5,874	176,161
Lannett Co., Inc. (a)	6,692	332,057
Nektar Therapeutics (a)	8,373	107,342
Pacira Pharmaceuticals, Inc. (a)	2,709	248,849
Pernix Therapeutics Holdings, Inc. (a)	8,772	78,773
Pozen, Inc.	15,014	125,067
Prestige Brands Holdings, Inc. (a)	3,470	117,598
The Medicines Company (a)	4,970	144,428
		1,576,765
TOTAL HEALTH CARE		31,155,003
INDUSTRIALS - 13.7%
Aerospace & Defense - 3.2%
American Science & Engineering, Inc.	9,689	674,258
Astronics Corp. (a)	20,927	1,181,329
Curtiss-Wright Corp.	16,363	1,072,758
Engility Holdings, Inc. (a)	5,050	193,213
Esterline Technologies Corp. (a)	10,641	1,224,992
Moog, Inc. Class A (a)	17,292	1,260,414
National Presto Industries, Inc.	678	49,386
Orbital Sciences Corp. (a)	12,380	365,829
Taser International, Inc. (a)	56,431	750,532
Teledyne Technologies, Inc. (a)	4,973	483,226
		7,255,937
Airlines - 0.8%
Allegiant Travel Co.	2,386	280,999
SkyWest, Inc.	25,227	308,274
Spirit Airlines, Inc. (a)	17,750	1,122,510
		1,711,783
Building Products - 0.4%
AAON, Inc.	3,013	100,996
American Woodmark Corp. (a)	1,533	48,857
Insteel Industries, Inc.	1,941	38,141
PGT, Inc. (a)	49,529	419,511
Universal Forest Products, Inc.	4,607	222,380
		829,885
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	18	486
ARC Document Solutions, Inc. (a)	24,025	140,787
Deluxe Corp.	12,503	732,426
Ennis, Inc.	2,059	31,420
G&K Services, Inc. Class A	12,350	643,065
HNI Corp.	7,115	278,268
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Kimball International, Inc. Class B	55,985	$ 936,069
UniFirst Corp.	12,222	1,295,532
Viad Corp.	6,086	145,090
West Corp.	827	22,164
		4,225,307
Construction & Engineering - 0.7%
Argan, Inc.	30,832	1,149,725
Comfort Systems U.S.A., Inc.	20,464	323,331
EMCOR Group, Inc.	4,409	196,333
MYR Group, Inc. (a)	825	20,897
		1,690,286
Electrical Equipment - 1.1%
Acuity Brands, Inc.	8,084	1,117,613
EnerSys	8,742	601,362
Generac Holdings, Inc.	14,727	717,794
		2,436,769
Machinery - 2.2%
Alamo Group, Inc.	4,096	221,553
CIRCOR International, Inc.	5,097	393,132
Douglas Dynamics, Inc.	1,693	29,831
ESCO Technologies, Inc.	1,634	56,602
Federal Signal Corp.	14,115	206,785
Hurco Companies, Inc.	1,557	43,907
Hyster-Yale Materials Handling Class A	13,341	1,181,212
Kadant, Inc.	13,329	512,500
Lydall, Inc. (a)	2,489	68,124
Mueller Industries, Inc.	39,479	1,161,077
Mueller Water Products, Inc. Class A	89,646	774,541
RBC Bearings, Inc.	652	41,761
Standex International Corp.	3,460	257,701
Woodward, Inc.	1,508	75,671
		5,024,397
Marine - 0.0%
Scorpio Bulkers, Inc. (a)	5,132	45,675
Professional Services - 1.8%
Barrett Business Services, Inc.	14,488	680,936
Exponent, Inc.	1,239	91,822
Huron Consulting Group, Inc. (a)	1,185	83,922
ICF International, Inc. (a)	1,787	63,188
Korn/Ferry International (a)	42,780	1,256,449
Navigant Consulting, Inc. (a)	6,389	111,488
Resources Connection, Inc.	35,628	467,083
RPX Corp. (a)	66,783	1,185,398
VSE Corp.	218	15,330
WageWorks, Inc. (a)	766	36,929
		3,992,545
Road & Rail - 0.9%
AMERCO	4,189	1,217,994

	Shares	Value
ArcBest Corp.	3,357	$ 146,063
Marten Transport Ltd.	3,002	67,095
Old Dominion Freight Lines, Inc. (a)	9,424	600,120
		2,031,272
Trading Companies & Distributors - 0.4%
Aceto Corp.	23,688	429,700
DXP Enterprises, Inc. (a)	6,929	523,417
		953,117
Transportation Infrastructure - 0.3%
Wesco Aircraft Holdings, Inc. (a)	31,914	637,003
TOTAL INDUSTRIALS		30,833,976
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.1%
Aruba Networks, Inc. (a)	72,545	1,270,988
Black Box Corp.	14,706	344,709
Communications Systems, Inc.	4,068	50,565
Ixia (a)	4,066	46,474
Plantronics, Inc.	5,650	271,483
Sonus Networks, Inc. (a)	110,555	396,892
		2,381,111
Electronic Equipment & Components - 2.2%
Aeroflex Holding Corp. (a)	1,781	18,701
Benchmark Electronics, Inc. (a)	53,040	1,351,459
Daktronics, Inc.	31,478	375,218
DTS, Inc. (a)	2,020	37,188
Newport Corp. (a)	5,449	100,807
Plexus Corp. (a)	5,115	221,428
Sanmina Corp. (a)	35,057	798,598
ScanSource, Inc. (a)	20,943	797,509
SYNNEX Corp. (a)	17,676	1,287,697
		4,988,605
Internet Software & Services - 1.5%
Constant Contact, Inc. (a)	43,448	1,395,115
j2 Global, Inc.	8,941	454,739
LogMeIn, Inc. (a)	7,301	340,373
Perficient, Inc. (a)	12,147	236,502
Stamps.com, Inc. (a)	9,278	312,576
United Online, Inc.	54,005	561,652
		3,300,957
IT Services - 4.0%
Acxiom Corp. (a)	24,808	538,086
Cardtronics, Inc. (a)	39,789	1,356,009
CSG Systems International, Inc.	23,823	622,019
EPAM Systems, Inc. (a)	9,545	417,594
ExlService Holdings, Inc. (a)	11,869	349,542
Global Cash Access Holdings, Inc. (a)	60,056	534,498
iGATE Corp. (a)	18,574	675,908
Jack Henry & Associates, Inc.	19,470	1,157,102
Maximus, Inc.	6,765	291,030
MoneyGram International, Inc. (a)	79,913	1,177,118
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
NCI, Inc. Class A (a)	6,336	$ 56,264
Sapient Corp. (a)	68,601	1,114,766
Syntel, Inc. (a)	8,221	706,677
Teletech Holdings, Inc. (a)	3,042	88,188
		9,084,801
Semiconductors & Semiconductor Equipment - 4.2%
Cabot Microelectronics Corp. (a)	16,382	731,456
Entegris, Inc. (a)	6,397	87,927
FormFactor, Inc. (a)	4,281	35,618
Integrated Device Technology, Inc. (a)	97,726	1,510,844
International Rectifier Corp. (a)	17,353	484,149
Intersil Corp. Class A	11,763	175,857
Lattice Semiconductor Corp. (a)	151,143	1,246,930
Omnivision Technologies, Inc. (a)	35,556	781,521
Rambus, Inc. (a)	72,324	1,034,233
RF Micro Devices, Inc. (a)	152,073	1,458,380
Silicon Image, Inc. (a)	25,145	126,731
Synaptics, Inc. (a)	16,902	1,531,997
Ultra Clean Holdings, Inc. (a)	43,694	395,431
		9,601,074
Software - 5.6%
Advent Software, Inc.	41,318	1,345,727
Aspen Technology, Inc. (a)	37,155	1,723,982
AVG Technologies NV (a)	40,775	820,801
EnerNOC, Inc. (a)	5,413	102,576
Manhattan Associates, Inc. (a)	42,514	1,463,757
Monotype Imaging Holdings, Inc.	23,351	657,798
NetScout Systems, Inc. (a)	17,814	789,873
Parametric Technology Corp. (a)	11,574	449,071
Pegasystems, Inc.	47,849	1,010,571
QAD, Inc.:
Class A	3,245	69,183
Class B	2,012	36,518
SS&C Technologies Holdings, Inc. (a)	33,906	1,499,323
TeleCommunication Systems, Inc. Class A (a)	99,115	326,088
TiVo, Inc. (a)	75,118	969,773
Verint Systems, Inc. (a)	30,247	1,483,615
		12,748,656
Technology Hardware, Storage & Peripherals - 0.6%
QLogic Corp. (a)	60,543	610,879
Super Micro Computer, Inc. (a)	27,206	687,496
		1,298,375
TOTAL INFORMATION TECHNOLOGY		43,403,579

	Shares	Value
MATERIALS - 4.1%
Chemicals - 2.6%
A. Schulman, Inc.	7,593	$ 293,849
Balchem Corp.	17,556	940,299
FutureFuel Corp.	64,156	1,064,348
H.B. Fuller Co.	11,342	545,550
Minerals Technologies, Inc.	22,265	1,460,139
Quaker Chemical Corp.	1,311	100,672
Sensient Technologies Corp.	25,688	1,431,335
Stepan Co.	1,258	66,498
Zep, Inc.	595	10,508
		5,913,198
Containers & Packaging - 0.9%
Graphic Packaging Holding Co. (a)	129,691	1,517,385
Myers Industries, Inc.	22,122	444,431
		1,961,816
Metals & Mining - 0.1%
Worthington Industries, Inc.	4,029	173,408
Paper & Forest Products - 0.5%
Schweitzer-Mauduit International, Inc.	27,451	1,198,511
TOTAL MATERIALS		9,246,933
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
IDT Corp. Class B	9,375	163,313
Inteliquent, Inc.	78,845	1,093,580
Premiere Global Services, Inc. (a)	4,885	65,215
		1,322,108
UTILITIES - 1.9%
Electric Utilities - 0.1%
NRG Yield, Inc. Class A (d)	2,361	122,890
Otter Tail Corp.	1,933	58,551
		181,441
Gas Utilities - 0.2%
New Jersey Resources Corp.	9,132	521,985
Independent Power Producers & Energy Traders - 0.7%
Dynegy, Inc. (a)	44,176	1,537,325
Multi-Utilities - 0.3%
Avista Corp.	5,683	190,494
NorthWestern Energy Corp.	11,620	606,448
		796,942
Water Utilities - 0.6%
American States Water Co.	37,485	1,245,627
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Connecticut Water Service, Inc.	51	$ 1,727
Middlesex Water Co.	2,260	47,867
		1,295,221
TOTAL UTILITIES		4,332,914
TOTAL COMMON STOCKS (Cost $187,204,587)		222,365,221
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.11% (b)	2,179,192	2,179,192
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	4,413,113	4,413,113
TOTAL MONEY MARKET FUNDS (Cost $6,592,305)		6,592,305
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $193,796,892)		228,957,526
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(3,197,781)
NET ASSETS - 100%		$ 225,759,745
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
31 ICE Russell 2000 Index Contracts	Sept. 2014	$ 3,689,930	$ 79,896

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,841
Fidelity Securities Lending Cash Central Fund	19,497
Total	$ 21,338
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 79,896	$ -
Total Value of Derivatives	$ 79,896	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,243,633) - See accompanying schedule: Unaffiliated issuers (cost $187,204,587)	$ 222,365,221
Fidelity Central Funds (cost $6,592,305)	6,592,305
Total Investments (cost $193,796,892)		$ 228,957,526
Segregated cash with brokers for derivative instruments		173,400
Cash		886
Receivable for investments sold		4,125,308
Receivable for fund shares sold		3,611
Dividends receivable		196,455
Distributions receivable from Fidelity Central Funds		4,676
Receivable for daily variation margin for derivative instruments		25,544
Total assets		233,487,406

Liabilities
Payable for investments purchased	$ 2,805,229
Payable for fund shares redeemed	313,596
Accrued management fee	130,888
Distribution and service plan fees payable	601
Other affiliated payables	31,994
Other payables and accrued expenses	32,240
Collateral on securities loaned, at value	4,413,113
Total liabilities		7,727,661

Net Assets		$ 225,759,745
Net Assets consist of:
Paid in capital		$ 182,391,632
Undistributed net investment income		348,005
Accumulated undistributed net realized gain (loss) on investments		7,779,578
Net unrealized appreciation (depreciation) on investments		35,240,530
Net Assets		$ 225,759,745

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($39,822,192 ÷ 2,567,415 shares)	$ 15.51

Service Class: Net Asset Value, offering price and redemption price per share ($331,300 ÷ 21,313 shares)	$ 15.54

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,821,249 ÷ 181,574 shares)	$ 15.54

Investor Class: Net Asset Value, offering price and redemption price per share ($182,785,004 ÷ 11,822,103 shares)	$ 15.46

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 1,381,678
Interest		87
Income from Fidelity Central Funds		21,338
Total income		1,403,103

Expenses
Management fee	$ 809,739
Transfer agent fees	152,379
Distribution and service plan fees	4,908
Accounting and security lending fees	45,248
Custodian fees and expenses	15,242
Independent trustees' compensation	459
Audit	26,228
Legal	182
Miscellaneous	730
Total expenses before reductions	1,055,115
Expense reductions	(17)	1,055,098
Net investment income (loss)		348,005
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,102,612
Futures contracts	56,538
Total net realized gain (loss)		8,159,150
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,271,649)
Futures contracts	22,738
Total change in net unrealized appreciation (depreciation)		(4,248,911)
Net gain (loss)		3,910,239
Net increase (decrease) in net assets resulting from operations		$ 4,258,244

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 348,005	$ 927,141
Net realized gain (loss)	8,159,150	16,498,681
Change in net unrealized appreciation (depreciation)	(4,248,911)	31,662,702
Net increase (decrease) in net assets resulting from operations	4,258,244	49,088,524
Distributions to shareholders from net investment income	-	(856,753)
Distributions to shareholders from net realized gain	(3,464,034)	(14,181,388)
Total distributions	(3,464,034)	(15,038,141)
Share transactions - net increase (decrease)	(10,134,081)	113,922,133
Total increase (decrease) in net assets	(9,339,871)	147,972,516

Net Assets
Beginning of period	235,099,616	87,127,100
End of period (including undistributed net investment income of $348,005 and undistributed net investment income of $0)	$ 225,759,745	$ 235,099,616

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.40	$ 12.03	$ 10.94	$ 11.15	$ 8.91	$ 7.32
Income from Investment Operations
Net investment income (loss) E	.03	.09	.22	.05	.04	.04
Net realized and unrealized gain (loss)	.30	4.44	1.83	(.20)	2.24	1.59
Total from investment operations	.33	4.53	2.05	(.15)	2.28	1.63
Distributions from net investment income	-	(.07)	(.25)	(.06)	(.04)	(.04)
Distributions from net realized gain	(.22)	(1.09)	(.71)	-	-	-
Total distributions	(.22)	(1.16)	(.96)	(.06)	(.04)	(.04)
Net asset value, end of period	$ 15.51	$ 15.40	$ 12.03	$ 10.94	$ 11.15	$ 8.91
Total ReturnB, C, D	2.28%	38.35%	19.00%	(1.36)%	25.54%	22.28%
Ratios to Average Net Assets F, H
Expenses before reductions	.85%A	.86%	.91%	.91%	.95%	1.05%
Expenses net of fee waivers, if any	.85%A	.86%	.91%	.91%	.94%	1.00%
Expenses net of all reductions	.85%A	.86%	.91%	.91%	.94%	1.00%
Net investment income (loss)	.37%A	.66%	1.80%	.47%	.41%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,822	$ 45,699	$ 20,183	$ 19,809	$ 19,742	$ 13,864
Portfolio turnover rateG	110%A	108%	99%	90%	71%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.44	$ 12.06	$ 10.96	$ 11.16	$ 8.92	$ 7.33
Income from Investment Operations
Net investment income (loss) E	.02	.08	.21	.04	.03	.03
Net realized and unrealized gain (loss)	.30	4.44	1.84	(.20)	2.23	1.58
Total from investment operations	.32	4.52	2.05	(.16)	2.26	1.61
Distributions from net investment income	-	(.05)	(.24)	(.04)	(.02)	(.02)
Distributions from net realized gain	(.22)	(1.09)	(.71)	-	-	-
Total distributions	(.22)	(1.14)	(.95)	(.04)	(.02)	(.02)
Net asset value, end of period	$ 15.54	$ 15.44	$ 12.06	$ 10.96	$ 11.16	$ 8.92
Total ReturnB, C, D	2.20%	38.19%	18.97%	(1.41)%	25.35%	22.03%
Ratios to Average Net Assets F, H
Expenses before reductions	.95%A	.95%	.99%	1.01%	1.04%	1.10%
Expenses net of fee waivers, if any	.95%A	.95%	.99%	1.01%	1.04%	1.10%
Expenses net of all reductions	.95%A	.95%	.99%	1.01%	1.04%	1.10%
Net investment income (loss)	.27%A	.57%	1.72%	.38%	.32%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 331	$ 329	$ 279	$ 235	$ 327	$ 426
Portfolio turnover rateG	110%A	108%	99%	90%	71%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.45	$ 12.07	$ 10.96	$ 11.15	$ 8.92	$ 7.33
Income from Investment Operations
Net investment income (loss) E	.01	.05	.18	.02	.01	.02
Net realized and unrealized gain (loss)	.30	4.45	1.83	(.20)	2.23	1.59
Total from investment operations	.31	4.50	2.01	(.18)	2.24	1.61
Distributions from net investment income	-	(.03)	(.19)	(.01)	(.01)	(.02)
Distributions from net realized gain	(.22)	(1.09)	(.71)	-	-	-
Total distributions	(.22)	(1.12)	(.90)	(.01)	(.01)	(.02)
Net asset value, end of period	$ 15.54	$ 15.45	$ 12.07	$ 10.96	$ 11.15	$ 8.92
Total ReturnB, C, D	2.14%	37.96%	18.58%	(1.58)%	25.07%	21.94%
Ratios to Average Net Assets F, H
Expenses before reductions	1.14%A	1.15%	1.23%	1.26%	1.28%	1.41%
Expenses net of fee waivers, if any	1.14%A	1.15%	1.23%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.14%A	1.15%	1.23%	1.25%	1.25%	1.25%
Net investment income (loss)	.08%A	.37%	1.48%	.14%	.11%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,821	$ 4,115	$ 1,624	$ 1,656	$ 2,513	$ 1,535
Portfolio turnover rateG	110%A	108%	99%	90%	71%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.36	$ 12.01	$ 10.92	$ 11.12	$ 8.89	$ 7.31
Income from Investment Operations
Net investment income (loss) E	.02	.08	.21	.04	.03	.04
Net realized and unrealized gain (loss)	.30	4.42	1.83	(.19)	2.23	1.57
Total from investment operations	.32	4.50	2.04	(.15)	2.26	1.61
Distributions from net investment income	-	(.06)	(.24)	(.05)	(.03)	(.03)
Distributions from net realized gain	(.22)	(1.09)	(.71)	-	-	-
Total distributions	(.22)	(1.15)	(.95)	(.05)	(.03)	(.03)
Net asset value, end of period	$ 15.46	$ 15.36	$ 12.01	$ 10.92	$ 11.12	$ 8.89
Total ReturnB, C, D	2.22%	38.18%	18.96%	(1.35)%	25.44%	22.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.92%A	.94%	.98%	.99%	1.02%	1.12%
Expenses net of fee waivers, if any	.92%A	.93%	.98%	.98%	1.01%	1.08%
Expenses net of all reductions	.92%A	.93%	.98%	.98%	1.01%	1.08%
Net investment income (loss)	.29%A	.58%	1.73%	.40%	.34%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 182,785	$ 184,956	$ 65,042	$ 54,198	$ 49,830	$ 26,426
Portfolio turnover rateG	110%A	108%	99%	90%	71%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 40,450,942
Gross unrealized depreciation	(5,803,826)
Net unrealized appreciation (depreciation) on securities and other investments	$ 34,647,116

Tax cost	$ 194,310,410

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $56,538 and a change in net unrealized appreciation (depreciation) of $22,738 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $125,463,679 and $140,436,715, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 161
Service Class 2	4,747
$ 4,908

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 15,196
Service Class	110
Service Class 2	2,061
Investor Class	135,012
$ 152,379

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $206 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19,397.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $17.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 184,787
Service Class	-	1,130
Service Class 2	-	7,506
Investor Class	-	663,330
Total	$ -	$ 856,753
From net realized gain
Initial Class	$ 669,780	$ 2,792,903
Service Class	4,753	23,408
Service Class 2	59,568	268,065
Investor Class	2,729,933	11,097,012
Total	$ 3,464,034	$ 14,181,388

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	195,338	1,566,816	$ 2,974,197	$ 22,056,440
Reinvestment of distributions	46,545	205,297	669,780	2,977,690
Shares redeemed	(641,947)	(481,918)	(9,546,265)	(6,764,258)
Net increase (decrease)	(400,064)	1,290,195	$ (5,902,288)	$ 18,269,872
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	329	1,695	4,753	24,538
Shares redeemed	(329)	(3,516)	(4,753)	(54,536)
Net increase (decrease)	-	(1,821)	$ -	$ (29,998)
Service Class 2
Shares sold	25,857	217,738	$ 392,915	$ 2,920,795
Reinvestment of distributions	4,128	18,973	59,568	275,571
Shares redeemed	(114,809)	(104,805)	(1,691,833)	(1,448,600)
Net increase (decrease)	(84,824)	131,906	$ (1,239,350)	$ 1,747,766
Investor Class
Shares sold	1,466,255	6,636,999	$ 22,120,993	$ 93,464,777
Reinvestment of distributions	190,239	811,101	2,729,933	11,760,342
Shares redeemed	(1,877,857)	(822,368)	(27,843,369)	(11,290,626)
Net increase (decrease)	(221,363)	6,625,732	$ (2,992,443)	$ 93,934,493

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 99% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Geode Capital Management, LLC

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

VDSC-SANN-0814
1.821007.108

Fidelity® Variable Insurance Products:

Emerging Markets Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	1.10%
Actual		$ 1,000.00	$ 1,066.60	$ 5.64
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class	1.20%
Actual		$ 1,000.00	$ 1,066.40	$ 6.15
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2	1.35%
Actual		$ 1,000.00	$ 1,064.20	$ 6.91
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Initial Class R	1.10%
Actual		$ 1,000.00	$ 1,065.40	$ 5.63
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class 2R	1.35%
Actual		$ 1,000.00	$ 1,065.00	$ 6.91
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Investor Class R	1.18%
Actual		$ 1,000.00	$ 1,065.70	$ 6.04
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2014
India	10.4%
Brazil	10.1%
South Africa	8.2%
Cayman Islands	7.6%
Korea (South)	7.3%
Indonesia	6.2%
United States of America*	5.8%
Taiwan	5.6%
Mexico	5.1%
Other	33.7%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2013
Brazil	11.6%
India	10.1%
Korea (South)	8.9%
Cayman Islands	8.0%
South Africa	7.8%
Mexico	5.4%
United Kingdom	5.0%
Indonesia	4.6%
China	4.1%
Other*	34.5%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.9	100.3
Bonds	1.3	0.0
Short-Term Investments and Net Other Assets (Liabilities)	1.8	(0.3)
Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.3	4.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.9	2.7
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.4	2.0
Naspers Ltd. Class N (South Africa, Media)	1.6	1.5
Ambev SA sponsored ADR (Brazil, Beverages)	1.3	1.3
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	1.2	1.2
Sberbank (Savings Bank of the Russian Federation) (Russia, Banks)	1.1	1.4
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.1	0.9
Naver Corp. (Korea (South), Internet Software & Services)	1.0	0.8
Hyundai Mobis (Korea (South), Auto Components)	1.0	0.9
	17.9
Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.1	21.0
Information Technology	19.1	16.6
Financials	18.7	24.9
Industrials	16.0	12.0
Consumer Staples	11.1	11.5
Health Care	5.3	3.6
Materials	3.4	5.4
Telecommunication Services	2.4	2.1
Energy	1.7	2.5
Utilities	1.4	0.7

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Argentina - 0.4%
YPF SA Class D sponsored ADR	17,500	$ 571,900
Australia - 1.1%
iProperty Group Ltd. (a)	192,728	556,103
SEEK Ltd.	37,371	558,538
Sydney Airport unit	121,415	483,141
TOTAL AUSTRALIA		1,597,782
Bermuda - 2.1%
Brilliance China Automotive Holdings Ltd.	413,000	774,801
China Gas Holdings Ltd.	336,000	697,110
China Resources Gas Group Ltd.	192,000	604,459
Credicorp Ltd. (United States)	6,176	960,183
TOTAL BERMUDA		3,036,553
Brazil - 6.7%
BB Seguridade Participacoes SA	64,500	946,993
CCR SA	101,600	827,699
Cielo SA	55,660	1,146,201
Estacio Participacoes SA	55,000	728,106
Iguatemi Empresa de Shopping Centers SA	51,500	520,244
Kroton Educacional SA	29,700	832,864
Linx SA	20,600	482,858
Localiza Rent A Car SA	31,900	526,108
Odontoprev SA	131,900	567,119
Qualicorp SA (a)	60,900	719,389
Souza Cruz SA	71,400	735,813
Ultrapar Participacoes SA	39,600	942,729
Weg SA	54,140	693,198
TOTAL BRAZIL		9,669,321
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (a)(e)	18,300	645,075
Cayman Islands - 7.6%
51job, Inc. sponsored ADR (a)	9,736	642,187
Airtac International Group	55,000	591,932
Autohome, Inc. ADR Class A (d)	15,700	540,551
Baidu.com, Inc. sponsored ADR (a)	3,987	744,811
Biostime International Holdings Ltd.	8,000	44,385
Bitauto Holdings Ltd. ADR (a)	15,010	730,987
Cimc Enric Holdings Ltd.	244,000	321,119
ENN Energy Holdings Ltd.	106,000	761,793
Greatview Aseptic Pack Co. Ltd.	750,000	512,877
Haitian International Holdings Ltd.	267,000	623,542
Melco Crown Entertainment Ltd. sponsored ADR	16,500	589,215
MGM China Holdings Ltd.	199,200	691,381
Sands China Ltd.	94,800	716,162
Tencent Holdings Ltd.	222,900	3,399,409
TOTAL CAYMAN ISLANDS		10,910,351

	Shares	Value
China - 1.1%
China Pacific Insurance Group Co. Ltd. (H Shares)	272,200	$ 960,553
PICC Property & Casualty Co. Ltd. (H Shares)	421,300	638,169
TOTAL CHINA		1,598,722
Colombia - 0.6%
Grupo de Inversiones Suramerica SA	38,645	821,271
Denmark - 0.4%
Novo Nordisk A/S Series B sponsored ADR	12,600	581,994
Finland - 0.4%
Kone Oyj (B Shares) (d)	13,300	555,092
France - 1.7%
Bureau Veritas SA	21,600	599,523
Ingenico SA	840	73,096
LVMH Moet Hennessy - Louis Vuitton SA	2,807	541,182
Pernod Ricard SA (d)	4,900	588,429
Safran SA	9,000	589,258
TOTAL FRANCE		2,391,488
Greece - 1.2%
Folli Follie SA (a)	13,948	555,781
Greek Organization of Football Prognostics SA	39,300	699,575
Jumbo SA	30,486	499,264
TOTAL GREECE		1,754,620
Hong Kong - 1.4%
AIA Group Ltd.	110,800	556,831
Beijing Enterprises Holdings Ltd.	73,000	690,874
Galaxy Entertainment Group Ltd.	87,000	695,964
TOTAL HONG KONG		1,943,669
India - 10.4%
Adani Ports & Special Economic Zone	160,816	652,528
Apollo Hospitals Enterprise Ltd.	6,079	100,714
Asian Paints India Ltd.	57,758	571,233
Axis Bank Ltd.	17,878	578,179
Bajaj Auto Ltd.	19,236	741,832
Colgate-Palmolive (India)	18,423	462,738
Grasim Industries Ltd.	9,689	564,483
Havells India Ltd.	30,907	603,371
HCL Technologies Ltd.	32,241	805,300
HDFC Bank Ltd.	62,590	877,337
Housing Development Finance Corp. Ltd.	91,072	1,505,054
ITC Ltd.	200,162	1,083,294
Larsen & Toubro Ltd.	31,356	888,420
Lupin Ltd.	31,836	638,315
Mahindra & Mahindra Ltd.	37,855	723,065
Sun Pharmaceutical Industries Ltd.	78,233	896,110
Tata Consultancy Services Ltd.	31,583	1,275,415
Tata Motors Ltd.	106,049	764,338
Common Stocks - continued
	Shares	Value
India - continued
Titan Co. Ltd.	100,851	$ 605,281
Zee Entertainment Enterprises Ltd.	119,071	581,775
TOTAL INDIA		14,918,782
Indonesia - 6.2%
PT ACE Hardware Indonesia Tbk	7,590,200	563,423
PT Astra International Tbk	1,874,100	1,150,070
PT Bank Central Asia Tbk	1,159,800	1,076,154
PT Bank Rakyat Indonesia Tbk	1,196,540	1,042,115
PT Global Mediacom Tbk	3,470,100	622,013
PT Indocement Tunggal Prakarsa Tbk	357,900	680,780
PT Jasa Marga Tbk	1,325,100	667,859
PT Kalbe Farma Tbk	4,602,500	644,466
PT Media Nusantara Citra Tbk	2,391,000	556,656
PT Semen Gresik (Persero) Tbk	578,700	735,884
PT Surya Citra Media Tbk	2,087,500	631,268
PT Tower Bersama Infrastructure Tbk	837,100	568,423
TOTAL INDONESIA		8,939,111
Italy - 0.8%
Pirelli & C. SpA	33,000	529,590
Prada SpA (d)	89,200	631,273
TOTAL ITALY		1,160,863
Japan - 0.8%
Japan Tobacco, Inc.	15,500	565,163
SoftBank Corp.	8,300	618,541
TOTAL JAPAN		1,183,704
Kenya - 1.1%
East African Breweries Ltd.	156,285	504,605
Kenya Commercial Bank Ltd.	918,400	534,380
Safaricom Ltd.	3,977,800	565,016
TOTAL KENYA		1,604,001
Korea (South) - 7.3%
Coway Co. Ltd.	8,301	694,758
Hyundai Mobis	4,988	1,399,794
Hyundai Motor Co.	1,317	298,667
KEPCO Plant Service & Engineering Co. Ltd.	7,306	499,580
Naver Corp.	1,799	1,484,353
Samsung Electronics Co. Ltd.	4,684	6,118,819
TOTAL KOREA (SOUTH)		10,495,971
Luxembourg - 0.4%
Brait SA	96,680	593,625
Malaysia - 0.7%
Astro Malaysia Holdings Bhd	461,100	504,036
Tune Insurance Holdings Bhd	763,500	539,752
TOTAL MALAYSIA		1,043,788
Mexico - 5.1%
Banregio Grupo Financiero S.A.B. de CV	90,577	535,915

	Shares	Value
Fomento Economico Mexicano S.A.B. de CV unit	123,400	$ 1,156,527
Gruma S.A.B. de CV Series B (a)	56,636	677,746
Grupo Aeroportuario del Pacifico SA de CV Series B	99,300	670,496
Grupo Aeroportuario del Sureste SA de CV Series B	48,400	615,376
Grupo Aeroportuario Norte S.A.B. de CV	106,400	428,028
Grupo Financiero Banorte S.A.B. de CV Series O	155,500	1,112,178
Grupo Televisa SA de CV	174,600	1,197,915
Megacable Holdings S.A.B. de CV unit	117,564	497,133
Qualitas Controladora S.A.B. de CV	158,200	456,547
TOTAL MEXICO		7,347,861
Netherlands - 0.8%
Unilever NV (Certificaten Van Aandelen) (Bearer)	10,800	472,749
Yandex NV (a)	18,504	659,483
TOTAL NETHERLANDS		1,132,232
Nigeria - 1.2%
Dangote Cement PLC	390,503	575,150
Guaranty Trust Bank PLC GDR (Reg. S)	66,633	593,034
Nigerian Breweries PLC	527,903	557,190
TOTAL NIGERIA		1,725,374
Panama - 0.4%
Copa Holdings SA Class A	3,800	541,766
Philippines - 3.3%
Alliance Global Group, Inc.	1,027,100	685,126
Bank of the Philippine Islands (BPI)	128,740	268,546
DMCI Holdings, Inc.	364,310	617,970
GT Capital Holdings, Inc.	26,990	538,253
International Container Terminal Services, Inc.	181,190	461,022
Metropolitan Bank & Trust Co.	301,135	603,305
Robinsons Retail Holdings, Inc.	153,380	256,483
SM Investments Corp.	37,515	701,713
SM Prime Holdings, Inc.	1,658,500	602,953
TOTAL PHILIPPINES		4,735,371
Russia - 2.6%
Magnit OJSC GDR (Reg. S)	19,300	1,138,700
NOVATEK OAO GDR (Reg. S)	8,214	1,021,822
Sberbank (Savings Bank of the Russian Federation) (a)	615,000	1,529,581
TOTAL RUSSIA		3,690,103
South Africa - 8.2%
Aspen Pharmacare Holdings Ltd.	34,984	983,203
Bidvest Group Ltd.	32,603	866,286
Clicks Group Ltd.	88,664	529,400
FirstRand Ltd.	218,900	838,756
Imperial Holdings Ltd.	44	827
Common Stocks - continued
	Shares	Value
South Africa - continued
Life Healthcare Group Holdings Ltd.	163,372	$ 637,358
Mr Price Group Ltd.	41,813	710,880
MTN Group Ltd.	83,600	1,760,749
Nampak Ltd.	168,857	584,132
Naspers Ltd. Class N	20,068	2,362,495
Remgro Ltd.	41,400	895,346
Sanlam Ltd.	140,500	815,785
Shoprite Holdings Ltd.	52,527	760,617
TOTAL SOUTH AFRICA		11,745,834
Spain - 0.4%
Amadeus IT Holding SA Class A	12,900	532,039
Sweden - 0.7%
Atlas Copco AB (A Shares)	17,400	502,868
Investment AB Kinnevik (B Shares)	11,836	504,508
TOTAL SWEDEN		1,007,376
Switzerland - 1.6%
Compagnie Financiere Richemont SA Series A	5,780	606,483
Nestle SA	6,107	473,213
SGS SA (Reg.)	240	575,101
Swatch Group AG (Bearer)	1,080	652,165
TOTAL SWITZERLAND		2,306,962
Taiwan - 5.6%
Addcn Technology Co. Ltd.	37,000	527,642
Delta Electronics, Inc.	139,000	1,012,051
Giant Manufacturing Co. Ltd.	68,000	529,249
HIWIN Technologies Corp.	48,000	592,117
Merida Industry Co. Ltd.	90,000	596,535
St.Shine Optical Co. Ltd.	27,000	667,035
Taiwan Semiconductor Manufacturing Co. Ltd.	994,000	4,204,115
TOTAL TAIWAN		8,128,744
Thailand - 2.4%
Airports of Thailand PCL (For. Reg.)	113,900	696,953
Bangkok Dusit Medical Services PCL (For. Reg.)	1,100,700	566,637
Central Pattana PCL (For. Reg.)	394,100	595,281
Kasikornbank PCL (For. Reg.)	163,400	1,032,583
Minor International PCL (For. Reg.)	701,400	632,428
TOTAL THAILAND		3,523,882
Turkey - 1.7%
Coca-Cola Icecek Sanayi A/S	24,115	595,306
Enka Insaat ve Sanayi A/S	225,159	611,094
TAV Havalimanlari Holding A/S	89,000	707,850
Tofas Turk Otomobil Fabrikasi A/S	95,018	589,770
TOTAL TURKEY		2,504,020

	Shares	Value
United Arab Emirates - 0.8%
DP World Ltd.	24,498	$ 482,611
First Gulf Bank PJSC	141,112	610,891
TOTAL UNITED ARAB EMIRATES		1,093,502
United Kingdom - 2.8%
Al Noor Hospitals Group PLC	31,700	554,449
British American Tobacco PLC (United Kingdom)	9,600	571,222
Burberry Group PLC	22,632	574,402
Diageo PLC	18,285	582,361
Intertek Group PLC	12,742	599,465
Prudential PLC	25,652	587,725
Rolls-Royce Group PLC	32,354	591,912
TOTAL UNITED KINGDOM		4,061,536
United States of America - 4.0%
Colgate-Palmolive Co.	8,500	579,530
FMC Corp.	7,700	548,163
Google, Inc. Class C (a)	950	546,516
Kansas City Southern	5,044	542,280
MasterCard, Inc. Class A	7,800	573,066
Mead Johnson Nutrition Co. Class A	6,442	600,201
Philip Morris International, Inc.	7,100	598,601
Visa, Inc. Class A	2,700	568,917
Yahoo!, Inc. (a)	16,600	583,158
Yum! Brands, Inc.	8,200	665,840
TOTAL UNITED STATES OF AMERICA		5,806,272
TOTAL COMMON STOCKS (Cost $110,482,548)		135,900,557
Preferred Stocks - 2.5%

Convertible Preferred Stocks - 1.3%
Brazil - 1.3%
Ambev SA sponsored ADR	255,590	1,799,354
Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.8%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	15,400	713,482
Marcopolo SA (PN)	252,100	489,481
TOTAL BRAZIL		1,202,963
Colombia - 0.4%
Grupo Aval Acciones y Valores SA	716,982	515,540
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,718,503
TOTAL PREFERRED STOCKS (Cost $3,712,504)		3,517,857
Nonconvertible Bonds - 1.3%
	Principal Amount	Value
Brazil - 1.3%
Itau Unibanco Holding SA sponsored ADR (Cost $1,758,100)	$ 130,238	$ 1,872,822
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	1,494,938	1,494,938
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,696,171	1,696,171
TOTAL MONEY MARKET FUNDS (Cost $3,191,109)		3,191,109
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $119,144,261)		144,482,345
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(510,458)
NET ASSETS - 100%		$ 143,971,887
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $645,075 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 649
Fidelity Securities Lending Cash Central Fund	6,555
Total	$ 7,204
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 27,938,256	$ 26,568,637	$ 1,369,619	$ -
Consumer Staples	16,047,109	13,382,401	2,664,708	-
Energy	2,536,451	2,536,451	-	-
Financials	24,787,567	22,744,326	2,043,241	-
Health Care	7,556,789	6,918,474	638,315	-
Industrials	22,993,484	22,993,484	-	-
Information Technology	27,209,965	23,005,850	4,204,115	-
Materials	4,772,702	4,208,219	564,483	-
Telecommunication Services	3,512,729	2,894,188	618,541	-
Utilities	2,063,362	2,063,362	-	-
Corporate Bonds	1,872,822	1,872,822	-	-
Money Market Funds	3,191,109	3,191,109	-	-
Total Investments in Securities:	$ 144,482,345	$ 132,379,323	$ 12,103,022	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 605,728
Level 2 to Level 1	$ 19,752,622

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,642,252) - See accompanying schedule: Unaffiliated issuers (cost $115,953,152)	$ 141,291,236
Fidelity Central Funds (cost $3,191,109)	3,191,109
Total Investments (cost $119,144,261)		$ 144,482,345
Cash		3
Foreign currency held at value (cost $279,547)		279,644
Receivable for investments sold
Regular delivery		3,775,623
Delayed delivery		7,190
Receivable for fund shares sold		317,536
Dividends receivable		238,853
Distributions receivable from Fidelity Central Funds		1,612
Receivable from investment adviser for expense reductions		51
Other receivables		1,186
Total assets		149,104,043

Liabilities
Payable for investments purchased	$ 2,724,711
Payable for fund shares redeemed	51,060
Accrued management fee	94,265
Distribution and service plan fees payable	1,588
Other affiliated payables	17,838
Other payables and accrued expenses	546,523
Collateral on securities loaned, at value	1,696,171
Total liabilities		5,132,156

Net Assets		$ 143,971,887
Net Assets consist of:
Paid in capital		$ 124,013,298
Undistributed net investment income		437,132
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,371,530)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		24,892,987
Net Assets		$ 143,971,887

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($65,782,317 ÷ 6,844,144 shares)	$ 9.61

Service Class: Net Asset Value, offering price and redemption price per share ($89,052 ÷ 9,240 shares)	$ 9.64

Service Class 2: Net Asset Value, offering price and redemption price per share ($7,651,644 ÷ 795,861 shares)	$ 9.61

Initial Class R: Net Asset Value, offering price and redemption price per share ($9,488,485 ÷ 986,878 shares)	$ 9.61

Service Class 2R: Net Asset Value, offering price and redemption price per share ($88,800 ÷ 9,195 shares)	$ 9.66

Investor Class R: Net Asset Value, offering price and redemption price per share ($60,871,589 ÷ 6,360,644 shares)	$ 9.57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 1,375,358
Income from Fidelity Central Funds		7,204
Income before foreign taxes withheld		1,382,562
Less foreign taxes withheld		(144,274)
Total income		1,238,288

Expenses
Management fee	$ 529,329
Transfer agent fees	69,220
Distribution and service plan fees	8,646
Accounting and security lending fees	34,347
Custodian fees and expenses	79,645
Independent trustees' compensation	260
Audit	44,343
Legal	461
Miscellaneous	610
Total expenses before reductions	766,861
Expense reductions	(12,954)	753,907
Net investment income (loss)		484,381
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(788,744)
Foreign currency transactions	(68,935)
Total net realized gain (loss)		(857,679)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $310,650)	9,152,905
Assets and liabilities in foreign currencies	10,050
Total change in net unrealized appreciation (depreciation)		9,162,955
Net gain (loss)		8,305,276
Net increase (decrease) in net assets resulting from operations		$ 8,789,657

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 484,381	$ 889,549
Net realized gain (loss)	(857,679)	3,034,764
Change in net unrealized appreciation (depreciation)	9,162,955	487,399
Net increase (decrease) in net assets resulting from operations	8,789,657	4,411,712
Distributions to shareholders from net investment income	-	(882,874)
Distributions to shareholders from net realized gain	-	(111,840)
Total distributions	-	(994,714)
Share transactions - net increase (decrease)	3,137,082	21,113,394
Redemption fees	3,382	13,883
Total increase (decrease) in net assets	11,930,121	24,544,275

Net Assets
Beginning of period	132,041,766	107,497,491
End of period (including undistributed net investment income of $437,132 and distributions in excess of net investment income of $47,249, respectively)	$ 143,971,887	$ 132,041,766

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.01	$ 8.75	$ 7.74	$ 9.91	$ 8.51	$ 4.88
Income from Investment Operations
Net investment income (loss) E	.04	.07	.11	.13	.09	.04
Net realized and unrealized gain (loss)	.56	.27	1.00	(2.22)	1.43	3.64
Total from investment operations	.60	.34	1.11	(2.09)	1.52	3.68
Distributions from net investment income	-	(.07)	(.08)	(.09)	(.08)	(.02)
Distributions from net realized gain	-	(.01)	(.01)	-	(.04)	(.03)
Tax return of capital	-	-	(.01)	-	-	-
Total distributions	-	(.08)	(.10)	(.09)	(.12)	(.05)
Redemption fees added to paid in capitalE	-I	-I	-I	.01	-I	-I
Net asset value, end of period	$ 9.61	$ 9.01	$ 8.75	$ 7.74	$ 9.91	$ 8.51
Total ReturnB, C, D	6.66%	3.85%	14.37%	(21.01)%	17.89%	75.40%
Ratios to Average Net Assets F, H
Expenses before reductions	1.11%A	1.14%	1.38%	1.31%	1.33%	2.85%
Expenses net of fee waivers, if any	1.10%A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.09%A	1.07%	1.05%	1.02%	1.04%	1.02%
Net investment income (loss)	.78%A	.84%	1.36%	1.46%	1.05%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,782	$ 60,924	$ 44,979	$ 29,478	$ 18,478	$ 250
Portfolio turnover rateG	111%A	110%	198%	151%	100%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 8.77	$ 7.76	$ 9.94	$ 8.54	$ 4.88
Income from Investment Operations
Net investment income (loss) E	.03	.07	.10	.12	.08	.03
Net realized and unrealized gain (loss)	.57	.27	1.00	(2.23)	1.43	3.65
Total from investment operations	.60	.34	1.10	(2.11)	1.51	3.68
Distributions from net investment income	-	(.06)	(.07)	(.08)	(.07)	-
Distributions from net realized gain	-	(.01)	(.01)	-	(.04)	(.02)
Tax return of capital	-	-	(.01)	-	-	-
Total distributions	-	(.07)	(.09)	(.08)	(.11)	(.02)
Redemption fees added to paid in capitalE	-I	-I	-I	.01	-I	-I
Net asset value, end of period	$ 9.64	$ 9.04	$ 8.77	$ 7.76	$ 9.94	$ 8.54
Total ReturnB, C, D	6.64%	3.84%	14.22%	(21.15)%	17.70%	75.49%
Ratios to Average Net Assets F, H
Expenses before reductions	1.22%A	1.23%	1.47%	1.40%	1.48%	3.02%
Expenses net of fee waivers, if any	1.20%A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.19%A	1.18%	1.15%	1.12%	1.14%	1.12%
Net investment income (loss)	.68%A	.74%	1.26%	1.35%	.95%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89	$ 84	$ 83	$ 72	$ 102	$ 118
Portfolio turnover rateG	111%A	110%	198%	151%	100%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.77	$ 7.76	$ 9.95	$ 8.56	$ 4.88
Income from Investment Operations
Net investment income (loss) E	.02	.05	.09	.11	.07	.02
Net realized and unrealized gain (loss)	.56	.27	1.00	(2.24)	1.43	3.66
Total from investment operations	.58	.32	1.09	(2.13)	1.50	3.68
Distributions from net investment income	-	(.06)	(.06)	(.07)	(.07)	-
Distributions from net realized gain	-	(.01)	(.01)	-	(.04)	-
Tax return of capital	-	-	(.01)	-	-	-
Total distributions	-	(.06)J	(.08)	(.07)	(.11)	-
Redemption fees added to paid in capitalE	-I	-I	-I	.01	-I	-I
Net asset value, end of period	$ 9.61	$ 9.03	$ 8.77	$ 7.76	$ 9.95	$ 8.56
Total ReturnB, C, D	6.42%	3.70%	14.10%	(21.30)%	17.57%	75.41%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36%A	1.38%	1.63%	1.54%	1.59%	3.17%
Expenses net of fee waivers, if any	1.35%A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.35%A	1.32%	1.30%	1.27%	1.30%	1.27%
Net investment income (loss)	.53%A	.59%	1.11%	1.21%	.80%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,652	$ 6,517	$ 4,042	$ 2,249	$ 1,348	$ 117
Portfolio turnover rateG	111%A	110%	198%	151%	100%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.008 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.02	$ 8.75	$ 7.74	$ 9.92	$ 8.51	$ 4.88
Income from Investment Operations
Net investment income (loss) E	.04	.07	.11	.14	.09	.04
Net realized and unrealized gain (loss)	.55	.27	1.00	(2.24)	1.44	3.63
Total from investment operations	.59	.34	1.11	(2.10)	1.53	3.67
Distributions from net investment income	-	(.07)	(.08)	(.09)	(.08)	(.02)
Distributions from net realized gain	-	(.01)	(.01)	-	(.04)	(.03)
Tax return of capital	-	-	(.01)	-	-	-
Total distributions	-	(.07)J	(.10)	(.09)	(.12)	(.05)
Redemption fees added to paid in capitalE	-I	-I	-I	.01	-I	.01
Net asset value, end of period	$ 9.61	$ 9.02	$ 8.75	$ 7.74	$ 9.92	$ 8.51
Total ReturnB, C, D	6.54%	3.95%	14.37%	(21.09)%	18.01%	75.40%
Ratios to Average Net Assets F, H
Expenses before reductions	1.12%A	1.15%	1.37%	1.30%	1.35%	2.03%
Expenses net of fee waivers, if any	1.10%A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.09%A	1.08%	1.05%	1.02%	1.04%	1.02%
Net investment income (loss)	.78%A	.84%	1.36%	1.46%	1.05%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,488	$ 9,672	$ 11,344	$ 14,870	$ 30,649	$ 31,314
Portfolio turnover rateG	111%A	110%	198%	151%	100%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.07 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.07	$ 8.80	$ 7.79	$ 9.97	$ 8.56	$ 4.88
Income from Investment Operations
Net investment income (loss) E	.02	.05	.09	.11	.07	.02
Net realized and unrealized gain (loss)	.57	.27	1.00	(2.24)	1.43	3.66
Total from investment operations	.59	.32	1.09	(2.13)	1.50	3.68
Distributions from net investment income	-	(.04)	(.06)	(.06)	(.06)	-
Distributions from net realized gain	-	(.01)	(.01)	-	(.04)	-
Tax return of capital	-	-	(.01)	-	-	-
Total distributions	-	(.05)	(.08)	(.06)	(.09)J	-
Redemption fees added to paid in capitalE	-I	-I	-I	.01	-I	-I
Net asset value, end of period	$ 9.66	$ 9.07	$ 8.80	$ 7.79	$ 9.97	$ 8.56
Total ReturnB, C, D	6.50%	3.67%	14.00%	(21.24)%	17.60%	75.41%
Ratios to Average Net Assets F, H
Expenses before reductions	1.37%A	1.38%	1.62%	1.56%	1.63%	3.17%
Expenses net of fee waivers, if any	1.35%A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.34%A	1.33%	1.30%	1.27%	1.29%	1.27%
Net investment income (loss)	.53%A	.59%	1.10%	1.20%	.80%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89	$ 83	$ 82	$ 72	$ 102	$ 117
Portfolio turnover rateG	111%A	110%	198%	151%	100%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.09 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.037 per share.

Financial Highlights - Investor Class R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.98	$ 8.71	$ 7.72	$ 9.89	$ 8.50	$ 4.87
Income from Investment Operations
Net investment income (loss) E	.03	.07	.11	.13	.08	.04
Net realized and unrealized gain (loss)	.56	.27	.98	(2.22)	1.43	3.63
Total from investment operations	.59	.34	1.09	(2.09)	1.51	3.67
Distributions from net investment income	-	(.06)	(.08)	(.09)	(.08)	(.02)
Distributions from net realized gain	-	(.01)	(.01)	-	(.04)	(.03)
Tax return of capital	-	-	(.01)	-	-	-
Total distributions	-	(.07)	(.10)	(.09)	(.12)	(.05)
Redemption fees added to paid in capitalE	-I	-I	-I	.01	-I	.01
Net asset value, end of period	$ 9.57	$ 8.98	$ 8.71	$ 7.72	$ 9.89	$ 8.50
Total ReturnB, C, D	6.57%	3.90%	14.14%	(21.05)%	17.79%	75.56%
Ratios to Average Net Assets F, H
Expenses before reductions	1.19%A	1.22%	1.46%	1.38%	1.42%	2.07%
Expenses net of fee waivers, if any	1.18%A	1.18%	1.18%	1.18%	1.18%	1.18%
Expenses net of all reductions	1.17%A	1.15%	1.13%	1.10%	1.12%	1.10%
Net investment income (loss)	.70%	.76%	1.28%	1.37%	.97%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,872	$ 54,761	$ 46,967	$ 41,924	$ 53,089	$ 40,070
Portfolio turnover rateG	111%	110%	198%	151%	100%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class 2R shares and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 26,813,391
Gross unrealized depreciation	(2,008,970)
Net unrealized appreciation (depreciation) on securities and other investments	$ 24,804,421

Tax cost	$ 119,677,924

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (319,346)
2017	(2,824,257)
Total capital loss carryforward	$ (3,143,603)

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Investor Class R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $73,096,033 and $72,969,622, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 42
Service Class 2	8,500
Service Class 2 R	104
$ 8,646

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class R) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 21,624
Service Class	31
Service Class 2	2,233
Initial Class R	3,732
Service Class 2R	31
Investor Class R	41,569
$ 69,220

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $88 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $115 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,555. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Initial Class	1.10%	$ 4,771
Service Class	1.20%	8
Service Class 2	1.35%	267
Initial Class R	1.10%	1,257
Service Class 2R	1.35%	8
Investor Class R	1.18%	3,984
		$ 10,295

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,659 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 407,624
Service Class	-	527
Service Class 2	-	53,414
Initial Class R	-	71,589
Service Class 2R	-	404
Investor Class R	-	349,316
Total	$ -	$ 882,874
From net realized gain
Initial Class	$ -	$ 48,671
Service Class	-	74
Service Class 2	-	7,769
Initial Class R	-	8,677
Service Class 2R	-	74
Investor Class R	-	46,575
Total	$ -	$ 111,840

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	649,665	2,314,809	$ 5,885,677	$ 20,504,643
Reinvestment of distributions	-	51,734	-	456,295
Shares redeemed	(565,134)	(749,757)	(5,088,082)	(6,626,736)
Net increase (decrease)	84,531	1,616,786	$ 797,595	$ 14,334,202
Service Class
Reinvestment of distributions	-	68	-	601
Shares redeemed	-	(260)	-	(2,351)
Net increase (decrease)	-	(192)	$ -	$ (1,750)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Service Class 2
Shares sold	137,633	595,640	$ 1,226,267	$ 5,335,046
Reinvestment of distributions	-	6,921	-	61,183
Shares redeemed	(63,765)	(341,472)	(560,218)	(3,074,549)
Net increase (decrease)	73,868	261,089	$ 666,049	$ 2,321,680
Initial Class R
Shares sold	134,597	369,430	$ 1,207,577	$ 3,295,234
Reinvestment of distributions	-	9,100	-	80,266
Shares redeemed	(220,504)	(602,524)	(1,949,282)	(5,333,441)
Net increase (decrease)	(85,907)	(223,994)	$ (741,705)	$ (1,957,941)
Service Class 2R
Reinvestment of distributions	-	54	-	478
Shares redeemed	-	(213)	-	(1,924)
Net increase (decrease)	-	(159)	$ -	$ (1,446)
Investor Class R
Shares sold	839,351	2,065,057	$ 7,529,202	$ 18,235,757
Reinvestment of distributions	-	45,039	-	395,891
Shares redeemed	(578,462)	(1,401,329)	(5,114,059)	(12,212,999)
Net increase (decrease)	260,889	708,767	$ 2,415,143	$ 6,418,649

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP Freedom 2020 Portfolio was the owner of record of approximately 20% of the total outstanding shares of the fund. The VIP Freedom Funds and VIP Investor Freedom Funds were the owners of record, in the aggregate, of approximately 65% of the total outstanding shares of the Fund. In addition, the investment adviser or its affiliates were the owners of record of 29% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPEM-SANN-0814
1.858138.106

Fidelity® Variable Insurance Products:

Emerging Markets Portfolio - Class R

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	1.10%
Actual		$ 1,000.00	$ 1,066.60	$ 5.64
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class	1.20%
Actual		$ 1,000.00	$ 1,066.40	$ 6.15
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2	1.35%
Actual		$ 1,000.00	$ 1,064.20	$ 6.91
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Initial Class R	1.10%
Actual		$ 1,000.00	$ 1,065.40	$ 5.63
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class 2R	1.35%
Actual		$ 1,000.00	$ 1,065.00	$ 6.91
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Investor Class R	1.18%
Actual		$ 1,000.00	$ 1,065.70	$ 6.04
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2014
India	10.4%
Brazil	10.1%
South Africa	8.2%
Cayman Islands	7.6%
Korea (South)	7.3%
Indonesia	6.2%
United States of America*	5.8%
Taiwan	5.6%
Mexico	5.1%
Other	33.7%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2013
Brazil	11.6%
India	10.1%
Korea (South)	8.9%
Cayman Islands	8.0%
South Africa	7.8%
Mexico	5.4%
United Kingdom	5.0%
Indonesia	4.6%
China	4.1%
Other*	34.5%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.9	100.3
Bonds	1.3	0.0
Short-Term Investments and Net Other Assets (Liabilities)	1.8	(0.3)
Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.3	4.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.9	2.7
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.4	2.0
Naspers Ltd. Class N (South Africa, Media)	1.6	1.5
Ambev SA sponsored ADR (Brazil, Beverages)	1.3	1.3
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	1.2	1.2
Sberbank (Savings Bank of the Russian Federation) (Russia, Banks)	1.1	1.4
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.1	0.9
Naver Corp. (Korea (South), Internet Software & Services)	1.0	0.8
Hyundai Mobis (Korea (South), Auto Components)	1.0	0.9
	17.9
Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.1	21.0
Information Technology	19.1	16.6
Financials	18.7	24.9
Industrials	16.0	12.0
Consumer Staples	11.1	11.5
Health Care	5.3	3.6
Materials	3.4	5.4
Telecommunication Services	2.4	2.1
Energy	1.7	2.5
Utilities	1.4	0.7

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Argentina - 0.4%
YPF SA Class D sponsored ADR	17,500	$ 571,900
Australia - 1.1%
iProperty Group Ltd. (a)	192,728	556,103
SEEK Ltd.	37,371	558,538
Sydney Airport unit	121,415	483,141
TOTAL AUSTRALIA		1,597,782
Bermuda - 2.1%
Brilliance China Automotive Holdings Ltd.	413,000	774,801
China Gas Holdings Ltd.	336,000	697,110
China Resources Gas Group Ltd.	192,000	604,459
Credicorp Ltd. (United States)	6,176	960,183
TOTAL BERMUDA		3,036,553
Brazil - 6.7%
BB Seguridade Participacoes SA	64,500	946,993
CCR SA	101,600	827,699
Cielo SA	55,660	1,146,201
Estacio Participacoes SA	55,000	728,106
Iguatemi Empresa de Shopping Centers SA	51,500	520,244
Kroton Educacional SA	29,700	832,864
Linx SA	20,600	482,858
Localiza Rent A Car SA	31,900	526,108
Odontoprev SA	131,900	567,119
Qualicorp SA (a)	60,900	719,389
Souza Cruz SA	71,400	735,813
Ultrapar Participacoes SA	39,600	942,729
Weg SA	54,140	693,198
TOTAL BRAZIL		9,669,321
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (a)(e)	18,300	645,075
Cayman Islands - 7.6%
51job, Inc. sponsored ADR (a)	9,736	642,187
Airtac International Group	55,000	591,932
Autohome, Inc. ADR Class A (d)	15,700	540,551
Baidu.com, Inc. sponsored ADR (a)	3,987	744,811
Biostime International Holdings Ltd.	8,000	44,385
Bitauto Holdings Ltd. ADR (a)	15,010	730,987
Cimc Enric Holdings Ltd.	244,000	321,119
ENN Energy Holdings Ltd.	106,000	761,793
Greatview Aseptic Pack Co. Ltd.	750,000	512,877
Haitian International Holdings Ltd.	267,000	623,542
Melco Crown Entertainment Ltd. sponsored ADR	16,500	589,215
MGM China Holdings Ltd.	199,200	691,381
Sands China Ltd.	94,800	716,162
Tencent Holdings Ltd.	222,900	3,399,409
TOTAL CAYMAN ISLANDS		10,910,351

	Shares	Value
China - 1.1%
China Pacific Insurance Group Co. Ltd. (H Shares)	272,200	$ 960,553
PICC Property & Casualty Co. Ltd. (H Shares)	421,300	638,169
TOTAL CHINA		1,598,722
Colombia - 0.6%
Grupo de Inversiones Suramerica SA	38,645	821,271
Denmark - 0.4%
Novo Nordisk A/S Series B sponsored ADR	12,600	581,994
Finland - 0.4%
Kone Oyj (B Shares) (d)	13,300	555,092
France - 1.7%
Bureau Veritas SA	21,600	599,523
Ingenico SA	840	73,096
LVMH Moet Hennessy - Louis Vuitton SA	2,807	541,182
Pernod Ricard SA (d)	4,900	588,429
Safran SA	9,000	589,258
TOTAL FRANCE		2,391,488
Greece - 1.2%
Folli Follie SA (a)	13,948	555,781
Greek Organization of Football Prognostics SA	39,300	699,575
Jumbo SA	30,486	499,264
TOTAL GREECE		1,754,620
Hong Kong - 1.4%
AIA Group Ltd.	110,800	556,831
Beijing Enterprises Holdings Ltd.	73,000	690,874
Galaxy Entertainment Group Ltd.	87,000	695,964
TOTAL HONG KONG		1,943,669
India - 10.4%
Adani Ports & Special Economic Zone	160,816	652,528
Apollo Hospitals Enterprise Ltd.	6,079	100,714
Asian Paints India Ltd.	57,758	571,233
Axis Bank Ltd.	17,878	578,179
Bajaj Auto Ltd.	19,236	741,832
Colgate-Palmolive (India)	18,423	462,738
Grasim Industries Ltd.	9,689	564,483
Havells India Ltd.	30,907	603,371
HCL Technologies Ltd.	32,241	805,300
HDFC Bank Ltd.	62,590	877,337
Housing Development Finance Corp. Ltd.	91,072	1,505,054
ITC Ltd.	200,162	1,083,294
Larsen & Toubro Ltd.	31,356	888,420
Lupin Ltd.	31,836	638,315
Mahindra & Mahindra Ltd.	37,855	723,065
Sun Pharmaceutical Industries Ltd.	78,233	896,110
Tata Consultancy Services Ltd.	31,583	1,275,415
Tata Motors Ltd.	106,049	764,338
Common Stocks - continued
	Shares	Value
India - continued
Titan Co. Ltd.	100,851	$ 605,281
Zee Entertainment Enterprises Ltd.	119,071	581,775
TOTAL INDIA		14,918,782
Indonesia - 6.2%
PT ACE Hardware Indonesia Tbk	7,590,200	563,423
PT Astra International Tbk	1,874,100	1,150,070
PT Bank Central Asia Tbk	1,159,800	1,076,154
PT Bank Rakyat Indonesia Tbk	1,196,540	1,042,115
PT Global Mediacom Tbk	3,470,100	622,013
PT Indocement Tunggal Prakarsa Tbk	357,900	680,780
PT Jasa Marga Tbk	1,325,100	667,859
PT Kalbe Farma Tbk	4,602,500	644,466
PT Media Nusantara Citra Tbk	2,391,000	556,656
PT Semen Gresik (Persero) Tbk	578,700	735,884
PT Surya Citra Media Tbk	2,087,500	631,268
PT Tower Bersama Infrastructure Tbk	837,100	568,423
TOTAL INDONESIA		8,939,111
Italy - 0.8%
Pirelli & C. SpA	33,000	529,590
Prada SpA (d)	89,200	631,273
TOTAL ITALY		1,160,863
Japan - 0.8%
Japan Tobacco, Inc.	15,500	565,163
SoftBank Corp.	8,300	618,541
TOTAL JAPAN		1,183,704
Kenya - 1.1%
East African Breweries Ltd.	156,285	504,605
Kenya Commercial Bank Ltd.	918,400	534,380
Safaricom Ltd.	3,977,800	565,016
TOTAL KENYA		1,604,001
Korea (South) - 7.3%
Coway Co. Ltd.	8,301	694,758
Hyundai Mobis	4,988	1,399,794
Hyundai Motor Co.	1,317	298,667
KEPCO Plant Service & Engineering Co. Ltd.	7,306	499,580
Naver Corp.	1,799	1,484,353
Samsung Electronics Co. Ltd.	4,684	6,118,819
TOTAL KOREA (SOUTH)		10,495,971
Luxembourg - 0.4%
Brait SA	96,680	593,625
Malaysia - 0.7%
Astro Malaysia Holdings Bhd	461,100	504,036
Tune Insurance Holdings Bhd	763,500	539,752
TOTAL MALAYSIA		1,043,788
Mexico - 5.1%
Banregio Grupo Financiero S.A.B. de CV	90,577	535,915

	Shares	Value
Fomento Economico Mexicano S.A.B. de CV unit	123,400	$ 1,156,527
Gruma S.A.B. de CV Series B (a)	56,636	677,746
Grupo Aeroportuario del Pacifico SA de CV Series B	99,300	670,496
Grupo Aeroportuario del Sureste SA de CV Series B	48,400	615,376
Grupo Aeroportuario Norte S.A.B. de CV	106,400	428,028
Grupo Financiero Banorte S.A.B. de CV Series O	155,500	1,112,178
Grupo Televisa SA de CV	174,600	1,197,915
Megacable Holdings S.A.B. de CV unit	117,564	497,133
Qualitas Controladora S.A.B. de CV	158,200	456,547
TOTAL MEXICO		7,347,861
Netherlands - 0.8%
Unilever NV (Certificaten Van Aandelen) (Bearer)	10,800	472,749
Yandex NV (a)	18,504	659,483
TOTAL NETHERLANDS		1,132,232
Nigeria - 1.2%
Dangote Cement PLC	390,503	575,150
Guaranty Trust Bank PLC GDR (Reg. S)	66,633	593,034
Nigerian Breweries PLC	527,903	557,190
TOTAL NIGERIA		1,725,374
Panama - 0.4%
Copa Holdings SA Class A	3,800	541,766
Philippines - 3.3%
Alliance Global Group, Inc.	1,027,100	685,126
Bank of the Philippine Islands (BPI)	128,740	268,546
DMCI Holdings, Inc.	364,310	617,970
GT Capital Holdings, Inc.	26,990	538,253
International Container Terminal Services, Inc.	181,190	461,022
Metropolitan Bank & Trust Co.	301,135	603,305
Robinsons Retail Holdings, Inc.	153,380	256,483
SM Investments Corp.	37,515	701,713
SM Prime Holdings, Inc.	1,658,500	602,953
TOTAL PHILIPPINES		4,735,371
Russia - 2.6%
Magnit OJSC GDR (Reg. S)	19,300	1,138,700
NOVATEK OAO GDR (Reg. S)	8,214	1,021,822
Sberbank (Savings Bank of the Russian Federation) (a)	615,000	1,529,581
TOTAL RUSSIA		3,690,103
South Africa - 8.2%
Aspen Pharmacare Holdings Ltd.	34,984	983,203
Bidvest Group Ltd.	32,603	866,286
Clicks Group Ltd.	88,664	529,400
FirstRand Ltd.	218,900	838,756
Imperial Holdings Ltd.	44	827
Common Stocks - continued
	Shares	Value
South Africa - continued
Life Healthcare Group Holdings Ltd.	163,372	$ 637,358
Mr Price Group Ltd.	41,813	710,880
MTN Group Ltd.	83,600	1,760,749
Nampak Ltd.	168,857	584,132
Naspers Ltd. Class N	20,068	2,362,495
Remgro Ltd.	41,400	895,346
Sanlam Ltd.	140,500	815,785
Shoprite Holdings Ltd.	52,527	760,617
TOTAL SOUTH AFRICA		11,745,834
Spain - 0.4%
Amadeus IT Holding SA Class A	12,900	532,039
Sweden - 0.7%
Atlas Copco AB (A Shares)	17,400	502,868
Investment AB Kinnevik (B Shares)	11,836	504,508
TOTAL SWEDEN		1,007,376
Switzerland - 1.6%
Compagnie Financiere Richemont SA Series A	5,780	606,483
Nestle SA	6,107	473,213
SGS SA (Reg.)	240	575,101
Swatch Group AG (Bearer)	1,080	652,165
TOTAL SWITZERLAND		2,306,962
Taiwan - 5.6%
Addcn Technology Co. Ltd.	37,000	527,642
Delta Electronics, Inc.	139,000	1,012,051
Giant Manufacturing Co. Ltd.	68,000	529,249
HIWIN Technologies Corp.	48,000	592,117
Merida Industry Co. Ltd.	90,000	596,535
St.Shine Optical Co. Ltd.	27,000	667,035
Taiwan Semiconductor Manufacturing Co. Ltd.	994,000	4,204,115
TOTAL TAIWAN		8,128,744
Thailand - 2.4%
Airports of Thailand PCL (For. Reg.)	113,900	696,953
Bangkok Dusit Medical Services PCL (For. Reg.)	1,100,700	566,637
Central Pattana PCL (For. Reg.)	394,100	595,281
Kasikornbank PCL (For. Reg.)	163,400	1,032,583
Minor International PCL (For. Reg.)	701,400	632,428
TOTAL THAILAND		3,523,882
Turkey - 1.7%
Coca-Cola Icecek Sanayi A/S	24,115	595,306
Enka Insaat ve Sanayi A/S	225,159	611,094
TAV Havalimanlari Holding A/S	89,000	707,850
Tofas Turk Otomobil Fabrikasi A/S	95,018	589,770
TOTAL TURKEY		2,504,020

	Shares	Value
United Arab Emirates - 0.8%
DP World Ltd.	24,498	$ 482,611
First Gulf Bank PJSC	141,112	610,891
TOTAL UNITED ARAB EMIRATES		1,093,502
United Kingdom - 2.8%
Al Noor Hospitals Group PLC	31,700	554,449
British American Tobacco PLC (United Kingdom)	9,600	571,222
Burberry Group PLC	22,632	574,402
Diageo PLC	18,285	582,361
Intertek Group PLC	12,742	599,465
Prudential PLC	25,652	587,725
Rolls-Royce Group PLC	32,354	591,912
TOTAL UNITED KINGDOM		4,061,536
United States of America - 4.0%
Colgate-Palmolive Co.	8,500	579,530
FMC Corp.	7,700	548,163
Google, Inc. Class C (a)	950	546,516
Kansas City Southern	5,044	542,280
MasterCard, Inc. Class A	7,800	573,066
Mead Johnson Nutrition Co. Class A	6,442	600,201
Philip Morris International, Inc.	7,100	598,601
Visa, Inc. Class A	2,700	568,917
Yahoo!, Inc. (a)	16,600	583,158
Yum! Brands, Inc.	8,200	665,840
TOTAL UNITED STATES OF AMERICA		5,806,272
TOTAL COMMON STOCKS (Cost $110,482,548)		135,900,557
Preferred Stocks - 2.5%

Convertible Preferred Stocks - 1.3%
Brazil - 1.3%
Ambev SA sponsored ADR	255,590	1,799,354
Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.8%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	15,400	713,482
Marcopolo SA (PN)	252,100	489,481
TOTAL BRAZIL		1,202,963
Colombia - 0.4%
Grupo Aval Acciones y Valores SA	716,982	515,540
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,718,503
TOTAL PREFERRED STOCKS (Cost $3,712,504)		3,517,857
Nonconvertible Bonds - 1.3%
	Principal Amount	Value
Brazil - 1.3%
Itau Unibanco Holding SA sponsored ADR (Cost $1,758,100)	$ 130,238	$ 1,872,822
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	1,494,938	1,494,938
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,696,171	1,696,171
TOTAL MONEY MARKET FUNDS (Cost $3,191,109)		3,191,109
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $119,144,261)		144,482,345
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(510,458)
NET ASSETS - 100%		$ 143,971,887
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $645,075 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 649
Fidelity Securities Lending Cash Central Fund	6,555
Total	$ 7,204
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 27,938,256	$ 26,568,637	$ 1,369,619	$ -
Consumer Staples	16,047,109	13,382,401	2,664,708	-
Energy	2,536,451	2,536,451	-	-
Financials	24,787,567	22,744,326	2,043,241	-
Health Care	7,556,789	6,918,474	638,315	-
Industrials	22,993,484	22,993,484	-	-
Information Technology	27,209,965	23,005,850	4,204,115	-
Materials	4,772,702	4,208,219	564,483	-
Telecommunication Services	3,512,729	2,894,188	618,541	-
Utilities	2,063,362	2,063,362	-	-
Corporate Bonds	1,872,822	1,872,822	-	-
Money Market Funds	3,191,109	3,191,109	-	-
Total Investments in Securities:	$ 144,482,345	$ 132,379,323	$ 12,103,022	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 605,728
Level 2 to Level 1	$ 19,752,622

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,642,252) - See accompanying schedule: Unaffiliated issuers (cost $115,953,152)	$ 141,291,236
Fidelity Central Funds (cost $3,191,109)	3,191,109
Total Investments (cost $119,144,261)		$ 144,482,345
Cash		3
Foreign currency held at value (cost $279,547)		279,644
Receivable for investments sold
Regular delivery		3,775,623
Delayed delivery		7,190
Receivable for fund shares sold		317,536
Dividends receivable		238,853
Distributions receivable from Fidelity Central Funds		1,612
Receivable from investment adviser for expense reductions		51
Other receivables		1,186
Total assets		149,104,043

Liabilities
Payable for investments purchased	$ 2,724,711
Payable for fund shares redeemed	51,060
Accrued management fee	94,265
Distribution and service plan fees payable	1,588
Other affiliated payables	17,838
Other payables and accrued expenses	546,523
Collateral on securities loaned, at value	1,696,171
Total liabilities		5,132,156

Net Assets		$ 143,971,887
Net Assets consist of:
Paid in capital		$ 124,013,298
Undistributed net investment income		437,132
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,371,530)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		24,892,987
Net Assets		$ 143,971,887

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($65,782,317 ÷ 6,844,144 shares)	$ 9.61

Service Class: Net Asset Value, offering price and redemption price per share ($89,052 ÷ 9,240 shares)	$ 9.64

Service Class 2: Net Asset Value, offering price and redemption price per share ($7,651,644 ÷ 795,861 shares)	$ 9.61

Initial Class R: Net Asset Value, offering price and redemption price per share ($9,488,485 ÷ 986,878 shares)	$ 9.61

Service Class 2R: Net Asset Value, offering price and redemption price per share ($88,800 ÷ 9,195 shares)	$ 9.66

Investor Class R: Net Asset Value, offering price and redemption price per share ($60,871,589 ÷ 6,360,644 shares)	$ 9.57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 1,375,358
Income from Fidelity Central Funds		7,204
Income before foreign taxes withheld		1,382,562
Less foreign taxes withheld		(144,274)
Total income		1,238,288

Expenses
Management fee	$ 529,329
Transfer agent fees	69,220
Distribution and service plan fees	8,646
Accounting and security lending fees	34,347
Custodian fees and expenses	79,645
Independent trustees' compensation	260
Audit	44,343
Legal	461
Miscellaneous	610
Total expenses before reductions	766,861
Expense reductions	(12,954)	753,907
Net investment income (loss)		484,381
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(788,744)
Foreign currency transactions	(68,935)
Total net realized gain (loss)		(857,679)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $310,650)	9,152,905
Assets and liabilities in foreign currencies	10,050
Total change in net unrealized appreciation (depreciation)		9,162,955
Net gain (loss)		8,305,276
Net increase (decrease) in net assets resulting from operations		$ 8,789,657

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 484,381	$ 889,549
Net realized gain (loss)	(857,679)	3,034,764
Change in net unrealized appreciation (depreciation)	9,162,955	487,399
Net increase (decrease) in net assets resulting from operations	8,789,657	4,411,712
Distributions to shareholders from net investment income	-	(882,874)
Distributions to shareholders from net realized gain	-	(111,840)
Total distributions	-	(994,714)
Share transactions - net increase (decrease)	3,137,082	21,113,394
Redemption fees	3,382	13,883
Total increase (decrease) in net assets	11,930,121	24,544,275

Net Assets
Beginning of period	132,041,766	107,497,491
End of period (including undistributed net investment income of $437,132 and distributions in excess of net investment income of $47,249, respectively)	$ 143,971,887	$ 132,041,766

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.01	$ 8.75	$ 7.74	$ 9.91	$ 8.51	$ 4.88
Income from Investment Operations
Net investment income (loss) E	.04	.07	.11	.13	.09	.04
Net realized and unrealized gain (loss)	.56	.27	1.00	(2.22)	1.43	3.64
Total from investment operations	.60	.34	1.11	(2.09)	1.52	3.68
Distributions from net investment income	-	(.07)	(.08)	(.09)	(.08)	(.02)
Distributions from net realized gain	-	(.01)	(.01)	-	(.04)	(.03)
Tax return of capital	-	-	(.01)	-	-	-
Total distributions	-	(.08)	(.10)	(.09)	(.12)	(.05)
Redemption fees added to paid in capitalE	-I	-I	-I	.01	-I	-I
Net asset value, end of period	$ 9.61	$ 9.01	$ 8.75	$ 7.74	$ 9.91	$ 8.51
Total ReturnB, C, D	6.66%	3.85%	14.37%	(21.01)%	17.89%	75.40%
Ratios to Average Net Assets F, H
Expenses before reductions	1.11%A	1.14%	1.38%	1.31%	1.33%	2.85%
Expenses net of fee waivers, if any	1.10%A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.09%A	1.07%	1.05%	1.02%	1.04%	1.02%
Net investment income (loss)	.78%A	.84%	1.36%	1.46%	1.05%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,782	$ 60,924	$ 44,979	$ 29,478	$ 18,478	$ 250
Portfolio turnover rateG	111%A	110%	198%	151%	100%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 8.77	$ 7.76	$ 9.94	$ 8.54	$ 4.88
Income from Investment Operations
Net investment income (loss) E	.03	.07	.10	.12	.08	.03
Net realized and unrealized gain (loss)	.57	.27	1.00	(2.23)	1.43	3.65
Total from investment operations	.60	.34	1.10	(2.11)	1.51	3.68
Distributions from net investment income	-	(.06)	(.07)	(.08)	(.07)	-
Distributions from net realized gain	-	(.01)	(.01)	-	(.04)	(.02)
Tax return of capital	-	-	(.01)	-	-	-
Total distributions	-	(.07)	(.09)	(.08)	(.11)	(.02)
Redemption fees added to paid in capitalE	-I	-I	-I	.01	-I	-I
Net asset value, end of period	$ 9.64	$ 9.04	$ 8.77	$ 7.76	$ 9.94	$ 8.54
Total ReturnB, C, D	6.64%	3.84%	14.22%	(21.15)%	17.70%	75.49%
Ratios to Average Net Assets F, H
Expenses before reductions	1.22%A	1.23%	1.47%	1.40%	1.48%	3.02%
Expenses net of fee waivers, if any	1.20%A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.19%A	1.18%	1.15%	1.12%	1.14%	1.12%
Net investment income (loss)	.68%A	.74%	1.26%	1.35%	.95%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89	$ 84	$ 83	$ 72	$ 102	$ 118
Portfolio turnover rateG	111%A	110%	198%	151%	100%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.77	$ 7.76	$ 9.95	$ 8.56	$ 4.88
Income from Investment Operations
Net investment income (loss) E	.02	.05	.09	.11	.07	.02
Net realized and unrealized gain (loss)	.56	.27	1.00	(2.24)	1.43	3.66
Total from investment operations	.58	.32	1.09	(2.13)	1.50	3.68
Distributions from net investment income	-	(.06)	(.06)	(.07)	(.07)	-
Distributions from net realized gain	-	(.01)	(.01)	-	(.04)	-
Tax return of capital	-	-	(.01)	-	-	-
Total distributions	-	(.06)J	(.08)	(.07)	(.11)	-
Redemption fees added to paid in capitalE	-I	-I	-I	.01	-I	-I
Net asset value, end of period	$ 9.61	$ 9.03	$ 8.77	$ 7.76	$ 9.95	$ 8.56
Total ReturnB, C, D	6.42%	3.70%	14.10%	(21.30)%	17.57%	75.41%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36%A	1.38%	1.63%	1.54%	1.59%	3.17%
Expenses net of fee waivers, if any	1.35%A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.35%A	1.32%	1.30%	1.27%	1.30%	1.27%
Net investment income (loss)	.53%A	.59%	1.11%	1.21%	.80%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,652	$ 6,517	$ 4,042	$ 2,249	$ 1,348	$ 117
Portfolio turnover rateG	111%A	110%	198%	151%	100%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.008 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.02	$ 8.75	$ 7.74	$ 9.92	$ 8.51	$ 4.88
Income from Investment Operations
Net investment income (loss) E	.04	.07	.11	.14	.09	.04
Net realized and unrealized gain (loss)	.55	.27	1.00	(2.24)	1.44	3.63
Total from investment operations	.59	.34	1.11	(2.10)	1.53	3.67
Distributions from net investment income	-	(.07)	(.08)	(.09)	(.08)	(.02)
Distributions from net realized gain	-	(.01)	(.01)	-	(.04)	(.03)
Tax return of capital	-	-	(.01)	-	-	-
Total distributions	-	(.07)J	(.10)	(.09)	(.12)	(.05)
Redemption fees added to paid in capitalE	-I	-I	-I	.01	-I	.01
Net asset value, end of period	$ 9.61	$ 9.02	$ 8.75	$ 7.74	$ 9.92	$ 8.51
Total ReturnB, C, D	6.54%	3.95%	14.37%	(21.09)%	18.01%	75.40%
Ratios to Average Net Assets F, H
Expenses before reductions	1.12%A	1.15%	1.37%	1.30%	1.35%	2.03%
Expenses net of fee waivers, if any	1.10%A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.09%A	1.08%	1.05%	1.02%	1.04%	1.02%
Net investment income (loss)	.78%A	.84%	1.36%	1.46%	1.05%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,488	$ 9,672	$ 11,344	$ 14,870	$ 30,649	$ 31,314
Portfolio turnover rateG	111%A	110%	198%	151%	100%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.07 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.07	$ 8.80	$ 7.79	$ 9.97	$ 8.56	$ 4.88
Income from Investment Operations
Net investment income (loss) E	.02	.05	.09	.11	.07	.02
Net realized and unrealized gain (loss)	.57	.27	1.00	(2.24)	1.43	3.66
Total from investment operations	.59	.32	1.09	(2.13)	1.50	3.68
Distributions from net investment income	-	(.04)	(.06)	(.06)	(.06)	-
Distributions from net realized gain	-	(.01)	(.01)	-	(.04)	-
Tax return of capital	-	-	(.01)	-	-	-
Total distributions	-	(.05)	(.08)	(.06)	(.09)J	-
Redemption fees added to paid in capitalE	-I	-I	-I	.01	-I	-I
Net asset value, end of period	$ 9.66	$ 9.07	$ 8.80	$ 7.79	$ 9.97	$ 8.56
Total ReturnB, C, D	6.50%	3.67%	14.00%	(21.24)%	17.60%	75.41%
Ratios to Average Net Assets F, H
Expenses before reductions	1.37%A	1.38%	1.62%	1.56%	1.63%	3.17%
Expenses net of fee waivers, if any	1.35%A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.34%A	1.33%	1.30%	1.27%	1.29%	1.27%
Net investment income (loss)	.53%A	.59%	1.10%	1.20%	.80%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89	$ 83	$ 82	$ 72	$ 102	$ 117
Portfolio turnover rateG	111%A	110%	198%	151%	100%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.09 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.037 per share.

Financial Highlights - Investor Class R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.98	$ 8.71	$ 7.72	$ 9.89	$ 8.50	$ 4.87
Income from Investment Operations
Net investment income (loss) E	.03	.07	.11	.13	.08	.04
Net realized and unrealized gain (loss)	.56	.27	.98	(2.22)	1.43	3.63
Total from investment operations	.59	.34	1.09	(2.09)	1.51	3.67
Distributions from net investment income	-	(.06)	(.08)	(.09)	(.08)	(.02)
Distributions from net realized gain	-	(.01)	(.01)	-	(.04)	(.03)
Tax return of capital	-	-	(.01)	-	-	-
Total distributions	-	(.07)	(.10)	(.09)	(.12)	(.05)
Redemption fees added to paid in capitalE	-I	-I	-I	.01	-I	.01
Net asset value, end of period	$ 9.57	$ 8.98	$ 8.71	$ 7.72	$ 9.89	$ 8.50
Total ReturnB, C, D	6.57%	3.90%	14.14%	(21.05)%	17.79%	75.56%
Ratios to Average Net Assets F, H
Expenses before reductions	1.19%A	1.22%	1.46%	1.38%	1.42%	2.07%
Expenses net of fee waivers, if any	1.18%A	1.18%	1.18%	1.18%	1.18%	1.18%
Expenses net of all reductions	1.17%A	1.15%	1.13%	1.10%	1.12%	1.10%
Net investment income (loss)	.70%	.76%	1.28%	1.37%	.97%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,872	$ 54,761	$ 46,967	$ 41,924	$ 53,089	$ 40,070
Portfolio turnover rateG	111%	110%	198%	151%	100%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class 2R shares and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 26,813,391
Gross unrealized depreciation	(2,008,970)
Net unrealized appreciation (depreciation) on securities and other investments	$ 24,804,421

Tax cost	$ 119,677,924

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (319,346)
2017	(2,824,257)
Total capital loss carryforward	$ (3,143,603)

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Investor Class R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $73,096,033 and $72,969,622, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 42
Service Class 2	8,500
Service Class 2 R	104
$ 8,646

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class R) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 21,624
Service Class	31
Service Class 2	2,233
Initial Class R	3,732
Service Class 2R	31
Investor Class R	41,569
$ 69,220

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $88 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $115 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,555. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Initial Class	1.10%	$ 4,771
Service Class	1.20%	8
Service Class 2	1.35%	267
Initial Class R	1.10%	1,257
Service Class 2R	1.35%	8
Investor Class R	1.18%	3,984
		$ 10,295

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,659 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 407,624
Service Class	-	527
Service Class 2	-	53,414
Initial Class R	-	71,589
Service Class 2R	-	404
Investor Class R	-	349,316
Total	$ -	$ 882,874
From net realized gain
Initial Class	$ -	$ 48,671
Service Class	-	74
Service Class 2	-	7,769
Initial Class R	-	8,677
Service Class 2R	-	74
Investor Class R	-	46,575
Total	$ -	$ 111,840

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	649,665	2,314,809	$ 5,885,677	$ 20,504,643
Reinvestment of distributions	-	51,734	-	456,295
Shares redeemed	(565,134)	(749,757)	(5,088,082)	(6,626,736)
Net increase (decrease)	84,531	1,616,786	$ 797,595	$ 14,334,202
Service Class
Reinvestment of distributions	-	68	-	601
Shares redeemed	-	(260)	-	(2,351)
Net increase (decrease)	-	(192)	$ -	$ (1,750)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Service Class 2
Shares sold	137,633	595,640	$ 1,226,267	$ 5,335,046
Reinvestment of distributions	-	6,921	-	61,183
Shares redeemed	(63,765)	(341,472)	(560,218)	(3,074,549)
Net increase (decrease)	73,868	261,089	$ 666,049	$ 2,321,680
Initial Class R
Shares sold	134,597	369,430	$ 1,207,577	$ 3,295,234
Reinvestment of distributions	-	9,100	-	80,266
Shares redeemed	(220,504)	(602,524)	(1,949,282)	(5,333,441)
Net increase (decrease)	(85,907)	(223,994)	$ (741,705)	$ (1,957,941)
Service Class 2R
Reinvestment of distributions	-	54	-	478
Shares redeemed	-	(213)	-	(1,924)
Net increase (decrease)	-	(159)	$ -	$ (1,446)
Investor Class R
Shares sold	839,351	2,065,057	$ 7,529,202	$ 18,235,757
Reinvestment of distributions	-	45,039	-	395,891
Shares redeemed	(578,462)	(1,401,329)	(5,114,059)	(12,212,999)
Net increase (decrease)	260,889	708,767	$ 2,415,143	$ 6,418,649

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP Freedom 2020 Portfolio was the owner of record of approximately 20% of the total outstanding shares of the fund. The VIP Freedom Funds and VIP Investor Freedom Funds were the owners of record, in the aggregate, of approximately 65% of the total outstanding shares of the Fund. In addition, the investment adviser or its affiliates were the owners of record of 29% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPEMR-SANN-0814
1.872305.106

Fidelity® Variable Insurance Products:
Growth Stock Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.75%
Actual		$ 1,000.00	$ 1,061.30	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Service Class	.84%
Actual		$ 1,000.00	$ 1,060.70	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21
Service Class 2.99%
Actual		$ 1,000.00	$ 1,059.90	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Investor Class	.82%
Actual		$ 1,000.00	$ 1,060.80	$ 4.19
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.6	4.4
Google, Inc. Class A	2.6	5.4
Google, Inc. Class C	2.6	0.0
The Coca-Cola Co.	2.3	2.6
Facebook, Inc. Class A	2.3	3.0
Comcast Corp. Class A	2.3	1.4
Home Depot, Inc.	2.2	2.2
Verizon Communications, Inc.	2.0	1.0
Actavis PLC	1.9	1.5
Visa, Inc. Class A	1.7	1.8
	26.5
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.2	28.6
Consumer Discretionary	17.6	20.2
Health Care	16.2	15.0
Industrials	12.9	11.3
Consumer Staples	8.0	9.3
Asset Allocation (% of fund's net assets)
As of June 30, 2014 *		As of December 31, 2013 **
	Stocks 99.5%		Stocks 99.2%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.8%
* Foreign investments	9.7%	** Foreign investments	9.3%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 17.6%
Auto Components - 0.6%
Johnson Controls, Inc.	21,018	$ 1,049,429
Automobiles - 0.2%
Tesla Motors, Inc. (a)	1,600	384,096
Diversified Consumer Services - 1.2%
H&R Block, Inc.	62,067	2,080,486
Hotels, Restaurants & Leisure - 3.0%
Bally Technologies, Inc. (a)	12,700	834,644
Chipotle Mexican Grill, Inc. (a)	2,200	1,303,522
Las Vegas Sands Corp.	18,140	1,382,631
McDonald's Corp.	4,173	420,388
Starbucks Corp.	14,432	1,116,748
		5,057,933
Household Durables - 0.6%
KB Home	55,100	1,029,268
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)	4,513	1,465,732
Ctrip.com International Ltd. sponsored ADR (a)	9,296	595,316
HomeAway, Inc. (a)	10,000	348,200
Netflix, Inc. (a)	1,400	616,840
priceline.com, Inc. (a)	1,100	1,323,300
		4,349,388
Media - 4.1%
CBS Corp. Class B	3,700	229,918
Comcast Corp. Class A	72,139	3,872,422
The Walt Disney Co.	3,400	291,516
Time Warner Cable, Inc.	4,400	648,120
Twenty-First Century Fox, Inc. Class A	53,472	1,879,541
		6,921,517
Specialty Retail - 3.5%
AutoZone, Inc. (a)	600	321,744
Home Depot, Inc.	46,110	3,733,066
Restoration Hardware Holdings, Inc. (a)	13,900	1,293,395
TJX Companies, Inc.	4,000	212,600
Urban Outfitters, Inc. (a)	12,000	406,320
		5,967,125
Textiles, Apparel & Luxury Goods - 1.8%
Kate Spade & Co. (a)	14,300	545,402
Michael Kors Holdings Ltd. (a)	2,808	248,929
NIKE, Inc. Class B	8,509	659,873
Ralph Lauren Corp.	2,300	369,587
VF Corp.	17,568	1,106,784
		2,930,575
TOTAL CONSUMER DISCRETIONARY		29,769,817

	Shares	Value
CONSUMER STAPLES - 8.0%
Beverages - 2.6%
Monster Beverage Corp. (a)	7,065	$ 501,827
The Coca-Cola Co.	94,169	3,988,999
		4,490,826
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	12,311	927,880
Kroger Co.	14,732	728,203
		1,656,083
Food Products - 2.4%
Bunge Ltd.	6,098	461,253
Keurig Green Mountain, Inc.	6,302	785,292
Mead Johnson Nutrition Co. Class A	22,345	2,081,884
WhiteWave Foods Co. (a)	22,181	717,999
		4,046,428
Tobacco - 2.0%
Altria Group, Inc.	6,838	286,786
Lorillard, Inc.	37,080	2,260,768
Reynolds American, Inc.	13,600	820,760
		3,368,314
TOTAL CONSUMER STAPLES		13,561,651
ENERGY - 6.3%
Energy Equipment & Services - 2.6%
National Oilwell Varco, Inc.	10,308	848,864
Oceaneering International, Inc.	18,600	1,453,218
Schlumberger Ltd.	17,856	2,106,115
		4,408,197
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.	9,500	1,039,965
Cabot Oil & Gas Corp.	31,382	1,071,381
EOG Resources, Inc.	5,294	618,657
EQT Midstream Partners LP	8,000	773,920
Golar LNG Ltd.	11,700	703,170
Noble Energy, Inc.	8,224	637,031
Pioneer Natural Resources Co.	4,200	965,202
The Williams Companies, Inc.	7,200	419,112
		6,228,438
TOTAL ENERGY		10,636,635
FINANCIALS - 6.3%
Banks - 2.0%
Bank of America Corp.	50,856	781,657
JPMorgan Chase & Co.	44,300	2,552,566
		3,334,223
Capital Markets - 1.1%
Ameriprise Financial, Inc.	4,800	576,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc. Class A	3,700	$ 1,182,520
The Blackstone Group LP	5,300	177,232
		1,935,752
Consumer Finance - 1.6%
American Express Co.	10,200	967,674
Capital One Financial Corp.	20,400	1,685,040
		2,652,714
Diversified Financial Services - 1.1%
McGraw Hill Financial, Inc.	23,086	1,916,831
Real Estate Investment Trusts - 0.5%
American Tower Corp.	9,700	872,806
TOTAL FINANCIALS		10,712,326
HEALTH CARE - 16.2%
Biotechnology - 6.4%
Alexion Pharmaceuticals, Inc. (a)	6,752	1,055,000
Amgen, Inc.	15,159	1,794,371
Biogen Idec, Inc. (a)	6,600	2,081,046
Cubist Pharmaceuticals, Inc.	25,081	1,751,155
Gilead Sciences, Inc. (a)	31,786	2,635,377
Intercept Pharmaceuticals, Inc. (a)	2,200	520,586
Pharmacyclics, Inc. (a)	3,200	287,072
Vertex Pharmaceuticals, Inc. (a)	6,700	634,356
		10,758,963
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (a)	102,529	1,309,295
Covidien PLC	4,400	396,792
Medtronic, Inc.	6,100	388,936
Novadaq Technologies, Inc. (a)	31,100	512,528
		2,607,551
Health Care Providers & Services - 2.3%
Cardinal Health, Inc.	9,600	658,176
DaVita HealthCare Partners, Inc. (a)	17,634	1,275,291
EBOS Group Ltd.	69,245	611,731
Emeritus Corp. (a)	18,810	595,337
McKesson Corp.	3,985	742,047
		3,882,582
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	15,100	867,344
Illumina, Inc. (a)	7,333	1,309,234
		2,176,578
Pharmaceuticals - 4.7%
AbbVie, Inc.	20,165	1,138,113
Actavis PLC (a)	14,361	3,203,221
Bristol-Myers Squibb Co.	18,741	909,126
Johnson & Johnson	10,400	1,088,048

	Shares	Value
Teva Pharmaceutical Industries Ltd. sponsored ADR	28,400	$ 1,488,728
Theravance, Inc. (a)	3,700	110,186
		7,937,422
TOTAL HEALTH CARE		27,363,096
INDUSTRIALS - 12.9%
Aerospace & Defense - 3.0%
Textron, Inc.	11,283	432,026
The Boeing Co.	17,398	2,213,548
TransDigm Group, Inc.	2,200	367,972
United Technologies Corp.	17,963	2,073,828
		5,087,374
Air Freight & Logistics - 2.7%
C.H. Robinson Worldwide, Inc.	9,700	618,763
Hub Group, Inc. Class A (a)	33,600	1,693,440
United Parcel Service, Inc. Class B	21,652	2,222,794
		4,534,997
Airlines - 0.9%
American Airlines Group, Inc.	34,960	1,501,882
Building Products - 0.6%
A.O. Smith Corp.	22,596	1,120,310
Construction & Engineering - 0.6%
MasTec, Inc. (a)	31,300	964,666
Electrical Equipment - 0.3%
Generac Holdings, Inc.	9,193	448,067
Industrial Conglomerates - 0.7%
Danaher Corp.	15,500	1,220,315
Machinery - 1.7%
Caterpillar, Inc.	8,262	897,832
Cummins, Inc.	6,252	964,621
Manitowoc Co., Inc.	31,914	1,048,694
		2,911,147
Professional Services - 0.3%
Towers Watson & Co.	4,700	489,881
Road & Rail - 2.1%
CSX Corp.	36,145	1,113,627
J.B. Hunt Transport Services, Inc.	28,310	2,088,712
Union Pacific Corp.	3,506	349,724
		3,552,063
TOTAL INDUSTRIALS		21,830,702
INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 1.5%
QUALCOMM, Inc.	32,017	2,535,746
Internet Software & Services - 9.2%
Cornerstone OnDemand, Inc. (a)	6,000	276,120
eBay, Inc. (a)	3,996	200,040
Facebook, Inc. Class A (a)	58,764	3,954,230
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc.:
Class A (a)	7,578	$ 4,430,629
Class C (a)	7,658	4,405,494
Naver Corp.	1,170	965,366
Tencent Holdings Ltd.	48,500	739,665
Yahoo!, Inc. (a)	16,510	579,996
		15,551,540
IT Services - 1.9%
Amdocs Ltd.	6,005	278,212
Visa, Inc. Class A	13,500	2,844,585
		3,122,797
Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Corp. Class A	24,500	909,440
Cree, Inc. (a)	3,234	161,538
First Solar, Inc. (a)	3,600	255,816
Freescale Semiconductor, Inc. (a)	15,630	367,305
NXP Semiconductors NV (a)	3,000	198,540
		1,892,639
Software - 4.6%
Adobe Systems, Inc. (a)	15,000	1,085,400
Electronic Arts, Inc. (a)	12,326	442,134
Microsoft Corp.	58,149	2,424,813
Oracle Corp.	25,470	1,032,299
Red Hat, Inc. (a)	6,900	381,363
salesforce.com, Inc. (a)	33,970	1,972,978
ServiceNow, Inc. (a)	6,500	402,740
Workday, Inc. Class A (a)	1,157	103,968
		7,845,695
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	119,349	11,091,097
TOTAL INFORMATION TECHNOLOGY		42,039,514
MATERIALS - 4.5%
Chemicals - 2.7%
Eastman Chemical Co.	4,871	425,482
Methanex Corp.	32,670	2,019,812
Monsanto Co.	13,479	1,681,370
Potash Corp. of Saskatchewan, Inc.	11,400	433,543
		4,560,207
Construction Materials - 0.5%
CaesarStone Sdot-Yam Ltd.	2,700	132,516
Vulcan Materials Co.	11,300	720,375
		852,891
Metals & Mining - 0.2%
Constellium NV (a)	10,600	339,836

	Shares	Value
Paper & Forest Products - 1.1%
Boise Cascade Co. (a)	67,344	$ 1,928,732
TOTAL MATERIALS		7,681,666
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	68,052	3,329,784
Wireless Telecommunication Services - 0.5%
Drillisch AG	23,100	920,457
TOTAL TELECOMMUNICATION SERVICES		4,250,241
TOTAL COMMON STOCKS (Cost $132,727,199)		167,845,648
Convertible Preferred Stocks - 0.3%

INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. 8.00% (c)
(Cost $529,988)	8,541	529,988
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 0.11% (b) (Cost $977,760)	977,760	977,760
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $134,234,947)		169,353,396
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(127,940)
NET ASSETS - 100%		$ 169,225,456
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $529,988 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Uber Technologies, Inc. 8.00%	6/6/14	$ 529,988
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 628
Fidelity Securities Lending Cash Central Fund	1,904
Total	$ 2,532
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 29,769,817	$ 29,769,817	$ -	$ -
Consumer Staples	13,561,651	13,561,651	-	-
Energy	10,636,635	10,636,635	-	-
Financials	10,712,326	10,712,326	-	-
Health Care	27,363,096	27,363,096	-	-
Industrials	21,830,702	21,830,702	-	-
Information Technology	42,569,502	42,039,514	-	529,988
Materials	7,681,666	7,681,666	-	-
Telecommunication Services	4,250,241	4,250,241	-	-
Money Market Funds	977,760	977,760	-	-
Total Investments in Securities:	$ 169,353,396	$ 168,823,408	$ -	$ 529,988

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $133,257,187)	$ 168,375,636
Fidelity Central Funds (cost $977,760)	977,760
Total Investments (cost $134,234,947)		$ 169,353,396
Receivable for investments sold		7,337,536
Receivable for fund shares sold		49,962
Dividends receivable		122,943
Distributions receivable from Fidelity Central Funds		399
Other receivables		1,041
Total assets		176,865,277

Liabilities
Payable for investments purchased	$ 7,348,434
Payable for fund shares redeemed	135,120
Accrued management fee	76,739
Distribution and service plan fees payable	11,089
Other affiliated payables	21,007
Other payables and accrued expenses	47,432
Total liabilities		7,639,821

Net Assets		$ 169,225,456
Net Assets consist of:
Paid in capital		$ 125,639,761
Undistributed net investment income		970,025
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,497,336
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,118,334
Net Assets		$ 169,225,456

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($20,361,435 ÷ 995,197 shares)	$ 20.46

Service Class: Net Asset Value, offering price and redemption price per share ($602,751 ÷ 29,693 shares)	$ 20.30

Service Class 2: Net Asset Value, offering price and redemption price per share ($52,939,161 ÷ 2,643,468 shares)	$ 20.03

Investor Class: Net Asset Value, offering price and redemption price per share ($95,322,109 ÷ 4,699,423 shares)	$ 20.28

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 1,066,876
Special dividends		650,808
Income from Fidelity Central Funds		2,532
Total income		1,720,216

Expenses
Management fee	$ 444,026
Transfer agent fees	90,537
Distribution and service plan fees	66,361
Accounting and security lending fees	31,429
Custodian fees and expenses	38,748
Independent trustees' compensation	316
Audit	28,034
Legal	554
Miscellaneous	621
Total expenses before reductions	700,626
Expense reductions	(1,300)	699,326
Net investment income (loss)		1,020,890
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,836,388
Foreign currency transactions	(2,596)
Total net realized gain (loss)		7,833,792
Change in net unrealized appreciation (depreciation) on: Investment securities	771,454
Assets and liabilities in foreign currencies	348
Total change in net unrealized appreciation (depreciation)		771,802
Net gain (loss)		8,605,594
Net increase (decrease) in net assets resulting from operations		$ 9,626,484

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,020,890	$ 597,865
Net realized gain (loss)	7,833,792	16,678,863
Change in net unrealized appreciation (depreciation)	771,802	21,700,922
Net increase (decrease) in net assets resulting from operations	9,626,484	38,977,650
Distributions to shareholders from net investment income	-	(591,489)
Distributions to shareholders from net realized gain	(3,248,867)	(12,481,900)
Total distributions	(3,248,867)	(13,073,389)
Share transactions - net increase (decrease)	7,811,442	18,953,174
Total increase (decrease) in net assets	14,189,059	44,857,435

Net Assets
Beginning of period	155,036,397	110,178,962
End of period (including undistributed net investment income of $970,025 and distributions in excess of net investment income of $50,865, respectively)	$ 169,225,456	$ 155,036,397

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.67	$ 16.01	$ 13.64	$ 13.53	$ 11.27	$ 7.81
Income from Investment Operations
Net investment income (loss) E	.14 H	.11	.12	.01	-J	.04
Net realized and unrealized gain (loss)	1.05	5.40	2.39	.10	2.26	3.46
Total from investment operations	1.19	5.51	2.51	.11	2.26	3.50
Distributions from net investment income	-	(.11)	(.14)	-	-	(.04)
Distributions from net realized gain	(.40)	(1.74)	-	-	-	-
Total distributions	(.40)	(1.85)	(.14)	-	-	(.04)
Net asset value, end of period	$ 20.46	$ 19.67	$ 16.01	$ 13.64	$ 13.53	$ 11.27
Total Return B, C, D	6.13%	34.87%	18.39%	.81%	20.05%	44.86%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.77%	.79%	.96%	1.09%	1.35%
Expenses net of fee waivers, if any	.75% A	.77%	.79%	.85%	.85%	.85%
Expenses net of all reductions	.75% A	.76%	.78%	.84%	.84%	.84%
Net investment income (loss)	1.39% A	.60%	.80%	.07%	.01%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,361	$ 18,412	$ 12,634	$ 9,012	$ 7,008	$ 5,374
Portfolio turnover rate G	163% A	158%	166%	84%	114%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .58%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.53	$ 15.91	$ 13.55	$ 13.46	$ 11.22	$ 7.78
Income from Investment Operations
Net investment income (loss) E	.13 H	.09	.11	-J	(.01)	.03
Net realized and unrealized gain (loss)	1.04	5.36	2.37	.09	2.25	3.44
Total from investment operations	1.17	5.45	2.48	.09	2.24	3.47
Distributions from net investment income	-	(.09)	(.12)	-	-	(.03)
Distributions from net realized gain	(.40)	(1.74)	-	-	-	-
Total distributions	(.40)	(1.83)	(.12)	-	-	(.03)
Net asset value, end of period	$ 20.30	$ 19.53	$ 15.91	$ 13.55	$ 13.46	$ 11.22
Total Return B, C, D	6.07%	34.73%	18.35%	.67%	19.96%	44.61%
Ratios to Average Net Assets F, I
Expenses before reductions	.84% A	.86%	.87%	1.04%	1.17%	1.42%
Expenses net of fee waivers, if any	.84% A	.86%	.87%	.95%	.95%	.95%
Expenses net of all reductions	.84% A	.85%	.86%	.94%	.94%	.94%
Net investment income (loss)	1.29% A,H	.51%	.72%	(.03)%	(.10)%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 603	$ 580	$ 476	$ 402	$ 573	$ 823
Portfolio turnover rate G	163% A	158%	166%	84%	114%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.29	$ 15.72	$ 13.39	$ 13.33	$ 11.13	$ 7.71
Income from Investment Operations
Net investment income (loss) E	.11 H	.06	.09	(.03)	(.03)	.01
Net realized and unrealized gain (loss)	1.03	5.31	2.34	.09	2.23	3.42
Total from investment operations	1.14	5.37	2.43	.06	2.20	3.43
Distributions from net investment income	-	(.06)	(.10)	-	-	(.01)
Distributions from net realized gain	(.40)	(1.74)	-	-	-	-
Total distributions	(.40)	(1.80)	(.10)	-	-	(.01)
Net asset value, end of period	$ 20.03	$ 19.29	$ 15.72	$ 13.39	$ 13.33	$ 11.13
Total Return B, C, D	5.99%	34.61%	18.17%	.45%	19.77%	44.42%
Ratios to Average Net Assets F, I
Expenses before reductions	.99% A	1.01%	1.03%	1.26%	1.42%	1.67%
Expenses net of fee waivers, if any	.99% A	1.01%	1.03%	1.10%	1.10%	1.10%
Expenses net of all reductions	.99% A	1.00%	1.02%	1.10%	1.10%	1.09%
Net investment income (loss)	1.14% A,H	.36%	.57%	(.19)%	(.25)%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,939	$ 54,481	$ 50,967	$ 1,415	$ 2,592	$ 1,684
Portfolio turnover rate G	163% A	158%	166%	84%	114%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .34%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.51	$ 15.90	$ 13.54	$ 13.45	$ 11.21	$ 7.78
Income from Investment Operations
Net investment income (loss) E	.13 H	.10	.11	-J	(.01)	.03
Net realized and unrealized gain (loss)	1.04	5.35	2.38	.09	2.25	3.44
Total from investment operations	1.17	5.45	2.49	.09	2.24	3.47
Distributions from net investment income	-	(.10)	(.13)	-	-	(.04)
Distributions from net realized gain	(.40)	(1.74)	-	-	-	-
Total distributions	(.40)	(1.84)	(.13)	-	-	(.04)
Net asset value, end of period	$ 20.28	$ 19.51	$ 15.90	$ 13.54	$ 13.45	$ 11.21
Total Return B, C, D	6.08%	34.73%	18.39%	.67%	19.98%	44.64%
Ratios to Average Net Assets F, I
Expenses before reductions	.82% A	.84%	.86%	1.02%	1.16%	1.43%
Expenses net of fee waivers, if any	.82% A	.84%	.86%	.93%	.93%	.93%
Expenses net of all reductions	.82% A	.83%	.85%	.93%	.92%	.93%
Net investment income (loss)	1.31% A,H	.52%	.73%	(.02)%	(.08)%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,322	$ 81,564	$ 46,103	$ 23,672	$ 14,427	$ 7,044
Portfolio turnover rate G	163% A	158%	166%	84%	114%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .51%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Growth Stock Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014 is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 35,310,725
Gross unrealized depreciation	(724,509)
Net unrealized appreciation (depreciation) on securities and other investments	$ 34,586,216

Tax cost	$ 134,767,180

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $136,981,348 and $130,915,206, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 289
Service Class 2	66,072
$ 66,361

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 7,240
Service Class	193
Service Class 2	17,968
Investor Class	65,136
$ 90,537

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,926 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $141 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,904. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,300 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 87,885
Service Class	-	2,673
Service Class 2	-	146,223
Investor Class	-	354,708
Total	$ -	$ 591,489
From net realized gain
Initial Class	$ 379,961	$ 1,432,436
Service Class	11,907	51,785
Service Class 2	1,107,448	4,553,813
Investor Class	1,749,551	6,443,866
Total	$ 3,248,867	$ 12,481,900

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	162,838	302,170	$ 3,222,672	$ 5,576,525
Reinvestment of distributions	19,278	80,313	379,961	1,520,321
Shares redeemed	(122,831)	(235,607)	(2,387,238)	(4,282,056)
Net increase (decrease)	59,285	146,876	$ 1,215,395	$ 2,814,790
Service Class
Reinvestment of distributions	608	2,898	11,907	54,458
Shares redeemed	(608)	(3,133)	(11,907)	(59,314)
Net increase (decrease)	-	(235)	$ -	$ (4,856)
Service Class 2
Shares sold	66,640	60,017	$ 1,252,970	$ 1,070,908
Reinvestment of distributions	57,351	253,235	1,107,448	4,700,036
Shares redeemed	(305,215)	(729,835)	(5,939,080)	(13,291,068)
Net increase (decrease)	(181,224)	(416,583)	$ (3,578,662)	$ (7,520,124)
Investor Class
Shares sold	656,641	1,512,697	$ 12,782,686	$ 27,699,454
Reinvestment of distributions	89,491	362,204	1,749,551	6,798,574
Shares redeemed	(226,494)	(595,236)	(4,357,528)	(10,834,664)
Net increase (decrease)	519,638	1,279,665	$ 10,174,709	$ 23,663,364

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 68% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 27% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPGR-SANN-0814
1.787988.111

Fidelity® Variable Insurance Products:

Index 500 Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.10%
Actual		$ 1,000.00	$ 1,070.80	$ .51
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .50
Service Class	.20%
Actual		$ 1,000.00	$ 1,070.20	$ 1.03
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,069.40	$ 1.80
Hypothetical A		$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.2	3.0
Exxon Mobil Corp.	2.4	2.6
Microsoft Corp.	1.8	1.7
Johnson & Johnson	1.7	1.6
General Electric Co.	1.5	1.7
Wells Fargo & Co.	1.4	1.3
Chevron Corp.	1.4	1.4
Berkshire Hathaway, Inc. Class B	1.3	1.3
JPMorgan Chase & Co.	1.2	1.3
Procter & Gamble Co.	1.2	1.3
	17.1
Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.6	18.4
Financials	15.9	15.9
Health Care	13.1	12.8
Consumer Discretionary	11.7	12.3
Energy	10.7	10.1
Industrials	10.3	10.8
Consumer Staples	9.4	9.6
Materials	3.4	3.4
Utilities	3.1	2.9
Telecommunication Services	2.4	2.3
Asset Allocation
To match the S&P 500® Index, the VIP Index 500 Portfolio seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.4%
BorgWarner, Inc.	50,758	$ 3,308,914
Delphi Automotive PLC	61,351	4,217,268
Johnson Controls, Inc.	147,456	7,362,478
The Goodyear Tire & Rubber Co.	61,283	1,702,442
		16,591,102
Automobiles - 0.7%
Ford Motor Co.	877,920	15,135,341
General Motors Co.	291,966	10,598,366
Harley-Davidson, Inc.	48,481	3,386,398
		29,120,105
Distributors - 0.1%
Genuine Parts Co.	34,103	2,994,243
Diversified Consumer Services - 0.1%
Graham Holdings Co.	970	696,567
H&R Block, Inc.	60,881	2,040,731
		2,737,298
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	97,364	3,665,755
Chipotle Mexican Grill, Inc. (a)	6,901	4,088,912
Darden Restaurants, Inc.	29,298	1,355,618
Marriott International, Inc. Class A (d)	48,750	3,124,875
McDonald's Corp.	219,447	22,107,091
Starbucks Corp.	167,136	12,932,984
Starwood Hotels & Resorts Worldwide, Inc.	42,627	3,445,114
Wyndham Worldwide Corp.	28,264	2,140,150
Wynn Resorts Ltd.	17,985	3,732,967
Yum! Brands, Inc.	97,995	7,957,194
		64,550,660
Household Durables - 0.4%
D.R. Horton, Inc.	63,550	1,562,059
Garmin Ltd. (d)	27,243	1,659,099
Harman International Industries, Inc.	15,119	1,624,234
Leggett & Platt, Inc.	30,785	1,055,310
Lennar Corp. Class A	39,031	1,638,521
Mohawk Industries, Inc. (a)	13,582	1,878,934
Newell Rubbermaid, Inc.	61,433	1,903,809
PulteGroup, Inc.	75,661	1,525,326
Whirlpool Corp.	17,260	2,402,937
		15,250,229
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	82,754	26,876,844
Expedia, Inc.	22,773	1,793,601
Netflix, Inc. (a)	13,310	5,864,386
priceline.com, Inc. (a)	11,641	14,004,123
TripAdvisor, Inc. (a)(d)	24,704	2,684,337
		51,223,291

	Shares	Value
Leisure Products - 0.1%
Hasbro, Inc.	25,650	$ 1,360,733
Mattel, Inc.	75,320	2,935,220
		4,295,953
Media - 3.5%
Cablevision Systems Corp. - NY Group Class A (d)	48,062	848,294
CBS Corp. Class B	117,340	7,291,508
Comcast Corp. Class A	577,206	30,984,418
DIRECTV (a)	104,028	8,843,420
Discovery Communications, Inc. Class A (a)	48,411	3,595,969
Gannett Co., Inc.	50,352	1,576,521
Interpublic Group of Companies, Inc.	94,059	1,835,091
News Corp. Class A (a)	110,557	1,983,393
Omnicom Group, Inc.	57,379	4,086,532
Scripps Networks Interactive, Inc. Class A	23,799	1,931,051
The Walt Disney Co.	357,587	30,659,509
Time Warner Cable, Inc.	61,857	9,111,536
Time Warner, Inc.	195,843	13,757,971
Twenty-First Century Fox, Inc. Class A	425,093	14,942,019
Viacom, Inc. Class B (non-vtg.)	86,840	7,531,633
		138,978,865
Multiline Retail - 0.6%
Dollar General Corp. (a)	67,339	3,862,565
Dollar Tree, Inc. (a)	45,917	2,500,640
Family Dollar Stores, Inc.	21,228	1,404,020
Kohl's Corp.	43,265	2,279,200
Macy's, Inc.	80,023	4,642,934
Nordstrom, Inc.	31,211	2,120,163
Target Corp.	140,648	8,150,552
		24,960,074
Specialty Retail - 2.0%
AutoNation, Inc. (a)	14,049	838,444
AutoZone, Inc. (a)(d)	7,377	3,955,842
Bed Bath & Beyond, Inc. (a)	45,295	2,599,027
Best Buy Co., Inc.	61,178	1,897,130
CarMax, Inc. (a)(d)	48,942	2,545,473
GameStop Corp. Class A (d)	25,442	1,029,638
Gap, Inc.	57,731	2,399,878
Home Depot, Inc.	303,744	24,591,114
L Brands, Inc.	54,446	3,193,802
Lowe's Companies, Inc.	221,423	10,626,090
O'Reilly Automotive, Inc. (a)	23,552	3,546,931
PetSmart, Inc. (d)	22,026	1,317,155
Ross Stores, Inc.	47,160	3,118,691
Staples, Inc.	143,562	1,556,212
Tiffany & Co., Inc.	24,639	2,470,060
TJX Companies, Inc.	155,483	8,263,921
Tractor Supply Co.	30,748	1,857,179
Urban Outfitters, Inc. (a)	22,632	766,320
		76,572,907
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	60,871	$ 2,081,179
Fossil Group, Inc. (a)	10,575	1,105,299
Michael Kors Holdings Ltd. (a)	39,914	3,538,376
NIKE, Inc. Class B	163,769	12,700,286
PVH Corp.	18,267	2,129,932
Ralph Lauren Corp.	13,002	2,089,291
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	35,960	2,139,260
VF Corp.	76,432	4,815,216
		30,598,839
TOTAL CONSUMER DISCRETIONARY		457,873,566
CONSUMER STAPLES - 9.4%
Beverages - 2.1%
Brown-Forman Corp. Class B (non-vtg.)	35,989	3,389,084
Coca-Cola Enterprises, Inc.	51,914	2,480,451
Constellation Brands, Inc. Class A (sub. vtg.) (a)	37,472	3,302,407
Dr. Pepper Snapple Group, Inc.	43,599	2,554,029
Molson Coors Brewing Co. Class B	35,277	2,616,142
Monster Beverage Corp. (a)	30,046	2,134,167
PepsiCo, Inc.	336,592	30,071,129
The Coca-Cola Co.	839,200	35,548,512
		82,095,921
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	97,310	11,206,220
CVS Caremark Corp.	259,591	19,565,374
Kroger Co.	113,130	5,592,016
Safeway, Inc.	51,131	1,755,839
Sysco Corp.	129,785	4,860,448
Wal-Mart Stores, Inc.	357,851	26,863,875
Walgreen Co.	194,929	14,450,087
Whole Foods Market, Inc.	81,608	3,152,517
		87,446,376
Food Products - 1.6%
Archer Daniels Midland Co.	145,304	6,409,359
Campbell Soup Co.	39,726	1,819,848
ConAgra Foods, Inc.	93,504	2,775,199
General Mills, Inc.	136,429	7,167,980
Hormel Foods Corp.	29,892	1,475,170
Kellogg Co.	56,598	3,718,489
Keurig Green Mountain, Inc.	28,182	3,511,759
Kraft Foods Group, Inc.	132,168	7,923,472
McCormick & Co., Inc. (non-vtg.)	28,974	2,074,249
Mead Johnson Nutrition Co. Class A	44,870	4,180,538
Mondelez International, Inc.	375,538	14,123,984
The Hershey Co.	33,127	3,225,576

	Shares	Value
The J.M. Smucker Co.	23,021	$ 2,453,348
Tyson Foods, Inc. Class A	61,110	2,294,069
		63,153,040
Household Products - 1.9%
Clorox Co. (d)	28,549	2,609,379
Colgate-Palmolive Co.	193,071	13,163,581
Kimberly-Clark Corp.	83,655	9,304,109
Procter & Gamble Co.	600,775	47,214,907
		72,291,976
Personal Products - 0.1%
Avon Products, Inc.	96,455	1,409,208
Estee Lauder Companies, Inc. Class A	56,093	4,165,466
		5,574,674
Tobacco - 1.5%
Altria Group, Inc.	441,032	18,496,882
Lorillard, Inc.	80,491	4,907,536
Philip Morris International, Inc.	349,209	29,441,811
Reynolds American, Inc.	69,083	4,169,159
		57,015,388
TOTAL CONSUMER STAPLES		367,577,375
ENERGY - 10.7%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	96,795	7,206,388
Cameron International Corp. (a)	45,334	3,069,565
Diamond Offshore Drilling, Inc. (d)	15,224	755,567
Ensco PLC Class A (d)	51,889	2,883,472
FMC Technologies, Inc. (a)	52,216	3,188,831
Halliburton Co.	187,499	13,314,304
Helmerich & Payne, Inc.	24,010	2,787,801
Nabors Industries Ltd.	58,114	1,706,808
National Oilwell Varco, Inc.	95,257	7,844,414
Noble Corp.	56,445	1,894,294
Rowan Companies PLC	27,611	881,619
Schlumberger Ltd.	289,111	34,100,642
Transocean Ltd. (United States) (d)	75,546	3,401,836
		83,035,541
Oil, Gas & Consumable Fuels - 8.6%
Anadarko Petroleum Corp.	112,132	12,275,090
Apache Corp.	85,634	8,616,493
Cabot Oil & Gas Corp.	92,647	3,162,969
Chesapeake Energy Corp.	112,413	3,493,796
Chevron Corp.	422,646	55,176,435
Cimarex Energy Co.	19,323	2,772,078
ConocoPhillips Co.	272,574	23,367,769
CONSOL Energy, Inc.	51,044	2,351,597
Denbury Resources, Inc.	78,081	1,441,375
Devon Energy Corp.	85,128	6,759,163
EOG Resources, Inc.	121,335	14,179,208
EQT Corp.	33,692	3,601,675
Exxon Mobil Corp.	953,433	95,991,634
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp.	58,599	$ 5,794,855
Kinder Morgan Holding Co. LLC	148,340	5,378,808
Marathon Oil Corp.	150,102	5,992,072
Marathon Petroleum Corp.	64,082	5,002,882
Murphy Oil Corp.	37,450	2,489,676
Newfield Exploration Co. (a)	30,270	1,337,934
Noble Energy, Inc.	79,761	6,178,287
Occidental Petroleum Corp.	174,421	17,900,827
ONEOK, Inc.	46,151	3,141,960
Peabody Energy Corp. (d)	60,238	984,891
Phillips 66 Co.	125,629	10,104,340
Pioneer Natural Resources Co.	31,759	7,298,536
QEP Resources, Inc.	39,979	1,379,276
Range Resources Corp.	37,445	3,255,843
Southwestern Energy Co. (a)	78,389	3,565,916
Spectra Energy Corp.	148,905	6,325,484
Tesoro Corp.	28,712	1,684,533
The Williams Companies, Inc.	163,965	9,544,403
Valero Energy Corp.	118,475	5,935,598
		336,485,403
TOTAL ENERGY		419,520,944
FINANCIALS - 15.9%
Banks - 5.9%
Bank of America Corp.	2,334,676	35,883,970
BB&T Corp.	159,520	6,289,874
Citigroup, Inc.	674,446	31,766,407
Comerica, Inc.	40,335	2,023,204
Fifth Third Bancorp	188,830	4,031,521
Huntington Bancshares, Inc.	183,781	1,753,271
JPMorgan Chase & Co.	840,278	48,416,818
KeyCorp	196,110	2,810,256
M&T Bank Corp.	29,193	3,621,392
PNC Financial Services Group, Inc.	118,587	10,560,172
Regions Financial Corp.	306,166	3,251,483
SunTrust Banks, Inc.	118,301	4,739,138
U.S. Bancorp	402,998	17,457,873
Wells Fargo & Co.	1,064,145	55,931,461
Zions Bancorporation	41,050	1,209,744
		229,746,584
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	12,273	2,520,874
Ameriprise Financial, Inc.	42,157	5,058,840
Bank of New York Mellon Corp.	253,184	9,489,336
BlackRock, Inc. Class A	27,778	8,877,849
Charles Schwab Corp.	259,990	7,001,531
E*TRADE Financial Corp. (a)	64,024	1,361,150
Franklin Resources, Inc.	89,190	5,158,750
Goldman Sachs Group, Inc.	92,332	15,460,070
Invesco Ltd.	96,063	3,626,378

	Shares	Value
Legg Mason, Inc.	22,821	$ 1,170,946
Morgan Stanley, Inc.	310,742	10,046,289
Northern Trust Corp.	49,353	3,168,956
State Street Corp.	95,642	6,432,881
T. Rowe Price Group, Inc.	58,332	4,923,804
		84,297,654
Consumer Finance - 1.0%
American Express Co.	202,126	19,175,694
Capital One Financial Corp.	126,902	10,482,105
Discover Financial Services	103,522	6,416,294
Navient Corp.	93,856	1,662,190
		37,736,283
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc. Class B (a)	399,745	50,591,727
CME Group, Inc.	70,079	4,972,105
IntercontinentalExchange Group, Inc.	25,553	4,826,962
Leucadia National Corp.	70,373	1,845,180
McGraw Hill Financial, Inc.	60,434	5,017,835
Moody's Corp.	41,752	3,659,980
The NASDAQ OMX Group, Inc.	26,145	1,009,720
		71,923,509
Insurance - 2.8%
ACE Ltd.	74,976	7,775,011
AFLAC, Inc.	100,829	6,276,605
Allstate Corp.	96,354	5,657,907
American International Group, Inc.	321,184	17,530,223
Aon PLC	65,828	5,930,445
Assurant, Inc.	15,906	1,042,638
Cincinnati Financial Corp.	32,675	1,569,707
Genworth Financial, Inc. Class A (a)	110,184	1,917,202
Hartford Financial Services Group, Inc.	99,840	3,575,270
Lincoln National Corp.	58,557	3,012,172
Loews Corp.	67,790	2,983,438
Marsh & McLennan Companies, Inc.	122,022	6,323,180
MetLife, Inc.	249,899	13,884,388
Principal Financial Group, Inc.	60,752	3,066,761
Progressive Corp.	120,922	3,066,582
Prudential Financial, Inc.	102,573	9,105,405
The Chubb Corp.	54,281	5,003,080
The Travelers Companies, Inc.	77,145	7,257,030
Torchmark Corp.	19,496	1,597,112
Unum Group	57,150	1,986,534
XL Group PLC Class A	60,278	1,972,899
		110,533,589
Real Estate Investment Trusts - 2.2%
American Tower Corp.	87,863	7,905,913
Apartment Investment & Management Co. Class A	32,437	1,046,742
AvalonBay Communities, Inc.	27,049	3,846,097
Boston Properties, Inc.	33,978	4,015,520
Crown Castle International Corp.	74,109	5,503,334
Equity Residential (SBI)	74,569	4,697,847
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Essex Property Trust, Inc.	13,879	$ 2,566,366
General Growth Properties, Inc.	115,761	2,727,329
HCP, Inc.	101,729	4,209,546
Health Care REIT, Inc.	67,817	4,250,091
Host Hotels & Resorts, Inc.	168,055	3,698,891
Kimco Realty Corp.	91,160	2,094,857
Plum Creek Timber Co., Inc.	39,319	1,773,287
Prologis, Inc.	110,940	4,558,525
Public Storage	32,178	5,513,700
Simon Property Group, Inc.	68,972	11,468,664
The Macerich Co.	31,237	2,085,070
Ventas, Inc.	65,348	4,188,807
Vornado Realty Trust	38,696	4,130,024
Weyerhaeuser Co.	129,940	4,299,715
		84,580,325
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	61,922	1,983,981
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	105,651	1,038,549
People's United Financial, Inc. (d)	68,862	1,044,637
		2,083,186
TOTAL FINANCIALS		622,885,111
HEALTH CARE - 13.1%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	43,914	6,861,563
Amgen, Inc.	168,073	19,894,801
Biogen Idec, Inc. (a)	52,663	16,605,171
Celgene Corp. (a)	177,800	15,269,464
Gilead Sciences, Inc. (a)	340,951	28,268,247
Regeneron Pharmaceuticals, Inc. (a)	17,694	4,998,024
Vertex Pharmaceuticals, Inc. (a)	52,440	4,965,019
		96,862,289
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	333,459	13,638,473
Baxter International, Inc.	120,468	8,709,836
Becton, Dickinson & Co.	42,895	5,074,479
Boston Scientific Corp. (a)	293,659	3,750,025
C.R. Bard, Inc.	16,931	2,421,302
CareFusion Corp. (a)	46,027	2,041,297
Covidien PLC	100,103	9,027,289
DENTSPLY International, Inc.	31,481	1,490,625
Edwards Lifesciences Corp. (a)	23,422	2,010,544
Intuitive Surgical, Inc. (a)	8,526	3,511,007
Medtronic, Inc.	221,797	14,141,777
St. Jude Medical, Inc.	63,103	4,369,883
Stryker Corp.	65,650	5,535,608

	Shares	Value
Varian Medical Systems, Inc. (a)(d)	23,079	$ 1,918,788
Zimmer Holdings, Inc.	37,259	3,869,720
		81,510,653
Health Care Providers & Services - 2.0%
Aetna, Inc.	79,350	6,433,698
AmerisourceBergen Corp.	50,141	3,643,245
Cardinal Health, Inc.	75,531	5,178,405
Cigna Corp.	59,646	5,485,643
DaVita HealthCare Partners, Inc. (a)	39,472	2,854,615
Express Scripts Holding Co. (a)	171,616	11,898,137
Humana, Inc.	34,365	4,389,098
Laboratory Corp. of America Holdings (a)(d)	18,827	1,927,885
McKesson Corp.	51,192	9,532,462
Patterson Companies, Inc.	18,227	720,149
Quest Diagnostics, Inc.	32,078	1,882,658
Tenet Healthcare Corp. (a)(d)	21,681	1,017,706
UnitedHealth Group, Inc.	217,548	17,784,549
WellPoint, Inc.	62,093	6,681,828
		79,430,078
Health Care Technology - 0.1%
Cerner Corp. (a)	65,562	3,381,688
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	73,990	4,249,986
PerkinElmer, Inc.	25,137	1,177,417
Thermo Fisher Scientific, Inc.	88,572	10,451,496
Waters Corp. (a)	18,825	1,966,083
		17,844,982
Pharmaceuticals - 6.0%
AbbVie, Inc.	353,025	19,924,731
Actavis PLC (a)(d)	58,747	13,103,518
Allergan, Inc.	66,063	11,179,181
Bristol-Myers Squibb Co.	367,925	17,848,042
Eli Lilly & Co.	218,715	13,597,512
Hospira, Inc. (a)	37,109	1,906,289
Johnson & Johnson	628,114	65,713,287
Merck & Co., Inc.	648,823	37,534,411
Mylan, Inc. (a)(d)	82,975	4,278,191
Perrigo Co. PLC	29,706	4,329,947
Pfizer, Inc.	1,416,197	42,032,727
Zoetis, Inc. Class A	111,236	3,589,586
		235,037,422
TOTAL HEALTH CARE		514,067,112
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.6%
General Dynamics Corp.	72,316	8,428,430
Honeywell International, Inc.	173,868	16,161,031
L-3 Communications Holdings, Inc.	19,145	2,311,759
Lockheed Martin Corp.	59,190	9,513,609
Northrop Grumman Corp.	47,542	5,687,449
Precision Castparts Corp.	32,140	8,112,136
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co.	69,460	$ 6,407,685
Rockwell Collins, Inc.	30,083	2,350,686
Textron, Inc.	61,974	2,372,984
The Boeing Co.	148,950	18,950,909
United Technologies Corp.	187,249	21,617,897
		101,914,575
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (d)	32,954	2,102,136
Expeditors International of Washington, Inc.	43,821	1,935,135
FedEx Corp.	61,674	9,336,210
United Parcel Service, Inc. Class B	156,492	16,065,469
		29,438,950
Airlines - 0.3%
Delta Air Lines, Inc.	188,256	7,289,272
Southwest Airlines Co.	153,602	4,125,750
		11,415,022
Building Products - 0.1%
Allegion PLC	19,931	1,129,689
Masco Corp.	79,160	1,757,352
		2,887,041
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	38,686	1,351,689
Cintas Corp.	22,416	1,424,313
Iron Mountain, Inc.	37,930	1,344,619
Pitney Bowes, Inc.	44,990	1,242,624
Republic Services, Inc.	59,338	2,253,064
Stericycle, Inc. (a)	18,803	2,226,651
Tyco International Ltd.	102,412	4,669,987
Waste Management, Inc.	96,052	4,296,406
		18,809,353
Construction & Engineering - 0.1%
Fluor Corp.	35,333	2,717,108
Jacobs Engineering Group, Inc. (a)	29,365	1,564,567
Quanta Services, Inc. (a)	48,369	1,672,600
		5,954,275
Electrical Equipment - 0.6%
AMETEK, Inc.	54,462	2,847,273
Eaton Corp. PLC	105,836	8,168,422
Emerson Electric Co.	155,801	10,338,954
Rockwell Automation, Inc.	30,738	3,847,168
		25,201,817
Industrial Conglomerates - 2.3%
3M Co.	137,999	19,766,977
Danaher Corp.	133,566	10,515,651
General Electric Co.	2,226,354	58,508,583
Roper Industries, Inc.	22,155	3,234,852
		92,026,063

	Shares	Value
Machinery - 1.7%
Caterpillar, Inc.	138,592	$ 15,060,793
Cummins, Inc.	37,969	5,858,237
Deere & Co.	80,769	7,313,633
Dover Corp.	36,964	3,361,876
Flowserve Corp.	30,490	2,266,932
Illinois Tool Works, Inc.	84,274	7,379,031
Ingersoll-Rand PLC	55,729	3,483,620
Joy Global, Inc. (d)	22,182	1,365,968
PACCAR, Inc.	78,749	4,947,800
Pall Corp.	24,351	2,079,332
Parker Hannifin Corp.	33,067	4,157,514
Pentair PLC	43,228	3,117,603
Snap-On, Inc.	12,930	1,532,464
Stanley Black & Decker, Inc.	34,649	3,042,875
Xylem, Inc.	40,802	1,594,542
		66,562,220
Professional Services - 0.2%
Dun & Bradstreet Corp.	8,218	905,624
Equifax, Inc.	27,093	1,965,326
Nielsen Holdings B.V.	67,301	3,258,041
Robert Half International, Inc. (d)	30,524	1,457,216
		7,586,207
Road & Rail - 1.0%
CSX Corp.	222,988	6,870,260
Kansas City Southern	24,494	2,633,350
Norfolk Southern Corp.	68,747	7,083,003
Ryder System, Inc.	11,808	1,040,167
Union Pacific Corp.	201,110	20,060,723
		37,687,503
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	60,618	2,999,985
W.W. Grainger, Inc.	13,522	3,438,239
		6,438,224
TOTAL INDUSTRIALS		405,921,250
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,137,335	28,262,775
F5 Networks, Inc. (a)(d)	16,812	1,873,529
Harris Corp.	23,645	1,791,109
Juniper Networks, Inc. (a)	105,184	2,581,215
Motorola Solutions, Inc.	50,231	3,343,878
QUALCOMM, Inc.	374,740	29,679,408
		67,531,914
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	34,888	3,361,110
Corning, Inc.	290,507	6,376,629
FLIR Systems, Inc.	31,443	1,092,015
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Jabil Circuit, Inc.	41,068	$ 858,321
TE Connectivity Ltd.	90,745	5,611,671
		17,299,746
Internet Software & Services - 3.1%
Akamai Technologies, Inc. (a)	39,520	2,413,091
eBay, Inc. (a)	253,237	12,677,044
Facebook, Inc. Class A (a)	381,751	25,688,025
Google, Inc.:
Class A (a)	62,895	36,772,820
Class C (a)	62,895	36,182,236
VeriSign, Inc. (a)(d)	27,433	1,339,005
Yahoo!, Inc. (a)	207,883	7,302,930
		122,375,151
IT Services - 3.3%
Accenture PLC Class A	140,553	11,362,305
Alliance Data Systems Corp. (a)(d)	12,035	3,384,844
Automatic Data Processing, Inc.	107,036	8,485,814
Cognizant Technology Solutions Corp. Class A (a)	135,088	6,607,154
Computer Sciences Corp.	32,164	2,032,765
Fidelity National Information Services, Inc.	63,896	3,497,667
Fiserv, Inc. (a)	55,333	3,337,687
IBM Corp.	211,240	38,291,475
MasterCard, Inc. Class A	223,090	16,390,422
Paychex, Inc.	71,874	2,987,083
Teradata Corp. (a)(d)	35,012	1,407,482
The Western Union Co.	119,651	2,074,748
Total System Services, Inc.	36,875	1,158,244
Visa, Inc. Class A	111,609	23,517,132
Xerox Corp.	242,532	3,017,098
		127,551,920
Semiconductors & Semiconductor Equipment - 2.3%
Altera Corp.	69,549	2,417,523
Analog Devices, Inc.	69,746	3,771,166
Applied Materials, Inc.	270,286	6,094,949
Avago Technologies Ltd.	55,886	4,027,704
Broadcom Corp. Class A	123,387	4,580,125
First Solar, Inc. (a)(d)	15,783	1,121,540
Intel Corp.	1,105,211	34,151,020
KLA-Tencor Corp.	36,817	2,674,387
Lam Research Corp.	35,996	2,432,610
Linear Technology Corp.	52,520	2,472,116
Microchip Technology, Inc. (d)	44,468	2,170,483
Micron Technology, Inc. (a)	237,644	7,830,370
NVIDIA Corp.	123,879	2,296,717
Texas Instruments, Inc.	239,636	11,452,204
Xilinx, Inc.	59,677	2,823,319
		90,316,233

	Shares	Value
Software - 3.5%
Adobe Systems, Inc. (a)	102,770	$ 7,436,437
Autodesk, Inc. (a)	50,591	2,852,321
CA Technologies, Inc.	70,806	2,034,964
Citrix Systems, Inc. (a)(d)	36,381	2,275,632
Electronic Arts, Inc. (a)	69,834	2,504,946
Intuit, Inc.	63,028	5,075,645
Microsoft Corp.	1,668,911	69,593,589
Oracle Corp.	762,267	30,894,682
Red Hat, Inc. (a)	42,038	2,323,440
salesforce.com, Inc. (a)	125,414	7,284,045
Symantec Corp.	153,569	3,516,730
		135,792,431
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	1,338,701	124,405,478
EMC Corp.	454,540	11,972,584
Hewlett-Packard Co.	415,476	13,993,232
NetApp, Inc.	73,549	2,686,009
SanDisk Corp.	50,223	5,244,788
Seagate Technology LLC	72,502	4,119,564
Western Digital Corp.	46,449	4,287,243
		166,708,898
TOTAL INFORMATION TECHNOLOGY		727,576,293
MATERIALS - 3.4%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	47,129	6,061,732
Airgas, Inc.	14,845	1,616,769
CF Industries Holdings, Inc.	11,561	2,780,767
E.I. du Pont de Nemours & Co.	203,891	13,342,627
Eastman Chemical Co.	33,357	2,913,734
Ecolab, Inc.	59,985	6,678,730
FMC Corp.	29,565	2,104,732
International Flavors & Fragrances, Inc.	18,048	1,882,045
LyondellBasell Industries NV Class A	92,485	9,031,160
Monsanto Co.	116,376	14,516,742
PPG Industries, Inc.	30,696	6,450,764
Praxair, Inc.	65,037	8,639,515
Sherwin-Williams Co.	18,806	3,891,149
Sigma Aldrich Corp.	26,385	2,677,550
The Dow Chemical Co.	267,324	13,756,493
The Mosaic Co.	71,819	3,551,450
		99,895,959
Construction Materials - 0.0%
Vulcan Materials Co.	29,041	1,851,364
Containers & Packaging - 0.2%
Avery Dennison Corp.	21,137	1,083,271
Ball Corp.	30,952	1,940,071
Bemis Co., Inc.	22,391	910,418
MeadWestvaco Corp.	37,269	1,649,526
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc. (a)	36,650	$ 1,269,556
Sealed Air Corp.	43,146	1,474,299
		8,327,141
Metals & Mining - 0.5%
Alcoa, Inc.	260,269	3,875,405
Allegheny Technologies, Inc.	24,105	1,087,136
Freeport-McMoRan Copper & Gold, Inc.	230,614	8,417,411
Newmont Mining Corp.	110,683	2,815,776
Nucor Corp.	70,705	3,482,221
United States Steel Corp. (d)	32,127	836,587
		20,514,536
Paper & Forest Products - 0.1%
International Paper Co.	96,176	4,854,003
TOTAL MATERIALS		135,443,003
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	1,152,279	40,744,585
CenturyLink, Inc.	127,161	4,603,228
Frontier Communications Corp. (d)	222,526	1,299,552
Verizon Communications, Inc.	919,414	44,986,927
Windstream Holdings, Inc. (d)	133,802	1,332,668
		92,966,960
UTILITIES - 3.1%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	108,364	6,043,460
Duke Energy Corp.	157,020	11,649,314
Edison International	72,336	4,203,445
Entergy Corp.	39,826	3,269,316
Exelon Corp.	190,653	6,955,021
FirstEnergy Corp.	93,228	3,236,876
NextEra Energy, Inc.	96,827	9,922,831
Northeast Utilities	70,155	3,316,227
Pepco Holdings, Inc.	55,732	1,531,515
Pinnacle West Capital Corp.	24,501	1,417,138
PPL Corp.	140,259	4,983,402
Southern Co.	197,777	8,975,120
Xcel Energy, Inc.	111,447	3,591,937
		69,095,602
Gas Utilities - 0.0%
AGL Resources, Inc.	26,478	1,457,084
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	74,874	2,785,313
The AES Corp.	146,545	2,278,775
		5,064,088

	Shares	Value
Multi-Utilities - 1.2%
Ameren Corp.	53,870	$ 2,202,206
CenterPoint Energy, Inc.	95,412	2,436,822
CMS Energy Corp.	59,832	1,863,767
Consolidated Edison, Inc. (d)	65,028	3,754,717
Dominion Resources, Inc.	129,128	9,235,235
DTE Energy Co.	39,301	3,060,369
Integrys Energy Group, Inc.	17,753	1,262,771
NiSource, Inc.	69,909	2,750,220
PG&E Corp.	103,185	4,954,944
Public Service Enterprise Group, Inc.	112,326	4,581,778
SCANA Corp.	31,436	1,691,571
Sempra Energy	50,618	5,300,211
TECO Energy, Inc. (d)	45,456	840,027
Wisconsin Energy Corp.	50,070	2,349,284
		46,283,922
TOTAL UTILITIES		121,900,696
TOTAL COMMON STOCKS (Cost $1,799,650,568)		3,865,732,310
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 7/24/14 to 12/11/14 (e) (Cost $3,999,252)	$ 4,000,000	3,999,494
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	49,476,636	49,476,636
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	60,543,940	60,543,940
TOTAL MONEY MARKET FUNDS (Cost $110,020,576)		110,020,576
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,913,670,396)		3,979,752,380
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(58,956,473)
NET ASSETS - 100%		$ 3,920,795,907
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
214 CME E-mini S&P 500 Index Contracts	Sept. 2014	$ 20,890,680	$ 228,457
70 CME S&P 500 Index Contracts	Sept. 2014	34,167,000	391,478
TOTAL EQUITY INDEX CONTRACTS		$ 55,057,680	$ 619,935

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,659,701.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,228
Fidelity Securities Lending Cash Central Fund	70,828
Total	$ 98,056
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 457,873,566	$ 457,873,566	$ -	$ -
Consumer Staples	367,577,375	367,577,375	-	-
Energy	419,520,944	419,520,944	-	-
Financials	622,885,111	622,885,111	-	-
Health Care	514,067,112	514,067,112	-	-
Industrials	405,921,250	405,921,250	-	-
Information Technology	727,576,293	727,576,293	-	-
Materials	135,443,003	135,443,003	-	-
Telecommunication Services	92,966,960	92,966,960	-	-
Utilities	121,900,696	121,900,696	-	-
U.S. Government and Government Agency Obligations	3,999,494	-	3,999,494	-
Money Market Funds	110,020,576	110,020,576	-	-
Total Investments in Securities:	$ 3,979,752,380	$ 3,975,752,886	$ 3,999,494	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 619,935	$ 619,935	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 619,935	$ -
Total Value of Derivatives	$ 619,935	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $59,179,164) - See accompanying schedule: Unaffiliated issuers (cost $1,803,649,820)	$ 3,869,731,804
Fidelity Central Funds (cost $110,020,576)	110,020,576
Total Investments (cost $1,913,670,396)		$ 3,979,752,380
Cash		60,122
Receivable for investments sold		5,273,856
Receivable for fund shares sold		1,582,762
Dividends receivable		4,094,562
Distributions receivable from Fidelity Central Funds		17,118
Receivable for daily variation margin for derivative instruments		10,701
Other receivables		41,260
Total assets		3,990,832,761

Liabilities
Payable for investments purchased	$ 7,672,341
Payable for fund shares redeemed	1,368,730
Accrued management fee	146,516
Distribution and service plan fees payable	84,572
Payable for daily variation margin for derivative instruments	358
Other affiliated payables	179,134
Other payables and accrued expenses	41,263
Collateral on securities loaned, at value	60,543,940
Total liabilities		70,036,854

Net Assets		$ 3,920,795,907
Net Assets consist of:
Paid in capital		$ 1,821,410,512
Undistributed net investment income		34,265,250
Accumulated undistributed net realized gain (loss) on investments		(1,581,774)
Net unrealized appreciation (depreciation) on investments		2,066,701,919
Net Assets		$ 3,920,795,907

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($3,476,271,417 ÷ 17,427,335 shares)	$ 199.47

Service Class: Net Asset Value, offering price and redemption price per share ($58,819,166 ÷ 295,849 shares)	$ 198.81

Service Class 2: Net Asset Value, offering price and redemption price per share ($385,705,324 ÷ 1,954,203 shares)	$ 197.37

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 36,916,566
Interest		1,099
Income from Fidelity Central Funds		98,056
Total income		37,015,721

Expenses
Management fee	$ 832,271
Transfer agent fees	1,017,219
Distribution and service plan fees	486,292
Independent trustees' compensation	7,392
Miscellaneous	3,246
Total expenses before reductions	2,346,420
Expense reductions	(52)	2,346,368
Net investment income (loss)		34,669,353
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,024,143
Futures contracts	4,894,067
Total net realized gain (loss)		10,918,210
Change in net unrealized appreciation (depreciation) on: Investment securities	214,788,441
Futures contracts	(1,059,445)
Total change in net unrealized appreciation (depreciation)		213,728,996
Net gain (loss)		224,647,206
Net increase (decrease) in net assets resulting from operations		$ 259,316,559

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,669,353	$ 60,261,688
Net realized gain (loss)	10,918,210	(2,299,672)
Change in net unrealized appreciation (depreciation)	213,728,996	797,885,142
Net increase (decrease) in net assets resulting from operations	259,316,559	855,847,158
Distributions to shareholders from net investment income	(115,203)	(60,739,824)
Distributions to shareholders from net realized gain	-	(29,920,613)
Total distributions	(115,203)	(90,660,437)
Share transactions - net increase (decrease)	75,734,135	210,763,046
Total increase (decrease) in net assets	334,935,491	975,949,767

Net Assets
Beginning of period	3,585,860,416	2,609,910,649
End of period (including undistributed net investment income of $34,265,250 and distributions in excess of net investment income of $288,900, respectively)	$ 3,920,795,907	$ 3,585,860,416

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 186.29	$ 144.91	$ 129.33	$ 132.39	$ 119.62	$ 99.19
Income from Investment Operations
Net investment income (loss) E	1.80	3.31	3.12	2.58	2.35	2.37
Net realized and unrealized gain (loss)	11.39	42.98	17.29	.10	15.13	23.03
Total from investment operations	13.19	46.29	20.41	2.68	17.48	25.40
Distributions from net investment income	(.01)	(3.27)	(3.06)	(2.65)	(2.44)	(2.72)
Distributions from net realized gain	-	(1.64)	(1.77)	(3.09)	(2.27)	(2.25)
Total distributions	(.01)	(4.91)	(4.83)	(5.74)	(4.71)	(4.97)
Net asset value, end of period	$ 199.47	$ 186.29	$ 144.91	$ 129.33	$ 132.39	$ 119.62
Total Return B, C, D	7.08%	32.25%	15.91%	2.04%	15.02%	26.61%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.90% A	1.98%	2.20%	1.96%	1.94%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,476,271	$ 3,163,673	$ 2,294,364	$ 1,918,592	$ 1,931,271	$ 1,767,750
Portfolio turnover rateG	3% A	5%	5%	5%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 185.77	$ 144.53	$ 129.00	$ 132.07	$ 119.35	$ 98.99
Income from Investment Operations
Net investment income (loss) E	1.70	3.13	2.97	2.44	2.22	2.27
Net realized and unrealized gain (loss)	11.35	42.85	17.25	.10	15.09	22.96
Total from investment operations	13.05	45.98	20.22	2.54	17.31	25.23
Distributions from net investment income	(.01)	(3.10)	(2.92)	(2.52)	(2.32)	(2.62)
Distributions from net realized gain	-	(1.64)	(1.77)	(3.09)	(2.27)	(2.25)
Total distributions	(.01)	(4.74)	(4.69)	(5.61)	(4.59)	(4.87)
Net asset value, end of period	$ 198.81	$ 185.77	$ 144.53	$ 129.00	$ 132.07	$ 119.35
Total Return B, C, D	7.02%	32.12%	15.80%	1.93%	14.91%	26.48%
Ratios to Average Net Assets F, H
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.80% A	1.88%	2.10%	1.86%	1.84%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,819	$ 55,066	$ 41,443	$ 37,095	$ 37,209	$ 32,708
Portfolio turnover rate G	3% A	5%	5%	5%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 184.56	$ 143.64	$ 128.24	$ 131.31	$ 118.71	$ 98.50
Income from Investment Operations
Net investment income (loss) E	1.55	2.86	2.74	2.23	2.03	2.11
Net realized and unrealized gain (loss)	11.27	42.56	17.14	.11	14.97	22.82
Total from investment operations	12.82	45.42	19.88	2.34	17.00	24.93
Distributions from net investment income	(.01)	(2.86)	(2.71)	(2.32)	(2.13)	(2.47)
Distributions from net realized gain	-	(1.64)	(1.77)	(3.09)	(2.27)	(2.25)
Total distributions	(.01)	(4.50)	(4.48)	(5.41)	(4.40)	(4.72)
Net asset value, end of period	$ 197.37	$ 184.56	$ 143.64	$ 128.24	$ 131.31	$ 118.71
Total Return B, C, D	6.94%	31.92%	15.62%	1.78%	14.73%	26.30%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.65% A	1.73%	1.95%	1.71%	1.69%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 385,705	$ 367,122	$ 274,104	$ 240,172	$ 242,677	$ 220,221
Portfolio turnover rate G	3% A	5%	5%	5%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,167,281,036
Gross unrealized depreciation	(104,963,700)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,062,317,336

Tax cost	$ 1,917,435,044

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $4,894,067 and a change in net unrealized appreciation (depreciation) of $(1,059,445) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $165,937,343 and $48,708,136, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that total expenses do not exceed an annual rate of .10% of each class' average net assets, excluding the distribution and service fee for each applicable class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 27,913
Service Class 2	458,379
$ 486,292

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees of .07% of each class's average net assets for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .055% of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 901,024
Service Class	15,352
Service Class 2	100,843
$ 1,017,219

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,246 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $70,828.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $52.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ 101,611	$ 54,227,431
Service Class	1,779	904,731
Service Class 2	11,813	5,607,662
Total	$ 115,203	$ 60,739,824
From net realized gain
Initial Class	$ -	$ 26,317,948
Service Class	-	475,053
Service Class 2	-	3,127,612
Total	$ -	$ 29,920,613

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	1,518,582	2,704,992	$ 285,547,141	$ 452,321,126
Reinvestment of distributions	560	468,846	101,611	80,545,379
Shares redeemed	(1,074,077)	(2,024,201)	(203,509,210)	(337,548,716)
Net increase (decrease)	445,065	1,149,637	$ 82,139,542	$ 195,317,789
Service Class
Shares sold	11,967	32,810	$ 2,258,351	$ 5,462,769
Reinvestment of distributions	10	8,074	1,779	1,379,784
Shares redeemed	(12,544)	(31,206)	(2,360,443)	(5,198,852)
Net increase (decrease)	(567)	9,678	$ (100,313)	$ 1,643,701
Service Class 2
Shares sold	149,857	373,889	$ 28,213,884	$ 61,633,716
Reinvestment of distributions	66	51,514	11,813	8,735,274
Shares redeemed	(184,874)	(344,539)	(34,530,791)	(56,567,434)
Net increase (decrease)	(34,951)	80,864	$ (6,305,094)	$ 13,801,556

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 37% of the total outstanding shares of the Fund and 1 otherwise unaffiliated shareholder was the owner of record of 10% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIDX-SANN-0814
1.705630.116

Fidelity® Variable Insurance Products:
Value Leaders Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.85%
Actual		$ 1,000.00	$ 1,060.00	$ 4.34
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26
Service Class	.95%
Actual		$ 1,000.00	$ 1,059.20	$ 4.85
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2	1.10%
Actual		$ 1,000.00	$ 1,058.00	$ 5.61
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Investor Class	.93%
Actual		$ 1,000.00	$ 1,059.50	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.6	4.7
General Electric Co.	4.6	4.9
Pfizer, Inc.	3.9	4.3
Merck & Co., Inc.	3.1	3.7
JPMorgan Chase & Co.	2.7	3.0
Johnson & Johnson	2.7	0.0
Citigroup, Inc.	2.6	2.9
Anadarko Petroleum Corp.	2.2	0.4
Verint Systems, Inc.	2.1	1.1
AT&T, Inc.	2.0	2.8
	30.5
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.8	28.1
Energy	13.4	11.9
Health Care	13.0	12.9
Information Technology	12.9	15.4
Industrials	7.4	5.8
Asset Allocation (% of fund's net assets)
As of June 30, 2014 *		As of December 31, 2013 **
	Stocks and Equity Futures 95.7%		Stocks 97.3%
	Short-Term Investments and Net Other Assets (Liabilities) 4.3%		Short-Term Investments and Net Other Assets (Liabilities) 2.7%
* Foreign investments	4.2%	** Foreign investments	1.9%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
CONSUMER DISCRETIONARY - 4.8%
Auto Components - 1.2%
Johnson Controls, Inc.	7,035	$ 351,258
Automobiles - 1.5%
Ford Motor Co.	12,711	219,138
General Motors Co.	6,849	248,619
		467,757
Diversified Consumer Services - 0.3%
DeVry, Inc.	2,166	91,708
Media - 0.8%
Time Warner Cable, Inc.	1,700	250,410
Specialty Retail - 1.0%
Foot Locker, Inc.	2,808	142,422
Office Depot, Inc. (a)	30,300	172,407
		314,829
TOTAL CONSUMER DISCRETIONARY		1,475,962
CONSUMER STAPLES - 6.3%
Beverages - 0.5%
PepsiCo, Inc.	1,500	134,010
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	2,680	201,992
Wal-Mart Stores, Inc.	4,173	313,267
		515,259
Food Products - 2.2%
Dean Foods Co.	9,800	172,382
Kraft Foods Group, Inc.	4,868	291,837
Mondelez International, Inc.	5,580	209,864
		674,083
Household Products - 1.9%
Procter & Gamble Co.	7,520	590,997
TOTAL CONSUMER STAPLES		1,914,349
ENERGY - 13.4%
Energy Equipment & Services - 2.3%
National Oilwell Varco, Inc.	3,100	255,285
Schlumberger Ltd.	1,600	188,720
Weatherford International Ltd. (a)	10,750	247,250
		691,255
Oil, Gas & Consumable Fuels - 11.1%
Anadarko Petroleum Corp.	6,200	678,714
Apache Corp.	4,501	452,891
Chevron Corp.	2,092	273,111

	Shares	Value
Exxon Mobil Corp.	14,171	$ 1,426,732
Occidental Petroleum Corp.	5,620	576,781
		3,408,229
TOTAL ENERGY		4,099,484
FINANCIALS - 25.8%
Banks - 12.5%
Bank of America Corp.	25,912	398,267
Citigroup, Inc.	16,631	783,320
Fifth Third Bancorp	18,153	387,567
JPMorgan Chase & Co.	14,497	835,317
KeyCorp	29,064	416,487
U.S. Bancorp	6,113	264,815
Wells Fargo & Co.	10,955	575,795
Zions Bancorporation	5,413	159,521
		3,821,089
Capital Markets - 4.7%
Ares Capital Corp.	16,200	289,332
Bank of New York Mellon Corp.	3,200	119,936
E*TRADE Financial Corp. (a)	12,650	268,939
Goldman Sachs Group, Inc.	1,361	227,886
Raymond James Financial, Inc.	5,292	268,463
State Street Corp.	3,947	265,475
		1,440,031
Consumer Finance - 2.0%
Capital One Financial Corp.	5,900	487,340
Springleaf Holdings, Inc. (d)	5,505	142,855
		630,195
Insurance - 3.9%
AFLAC, Inc.	5,100	317,475
Allstate Corp.	2,800	164,416
American International Group, Inc.	4,600	251,068
Fidelity National Financial, Inc. Class A	6,760	221,458
MetLife, Inc.	2,700	150,012
The Chubb Corp.	838	77,238
		1,181,667
Real Estate Investment Trusts - 2.7%
CBL & Associates Properties, Inc.	11,400	216,600
CyrusOne, Inc.	1,600	39,840
Senior Housing Properties Trust (SBI)	7,300	177,317
Washington Prime Group, Inc. (a)	20,600	386,044
		819,801
TOTAL FINANCIALS		7,892,783
HEALTH CARE - 13.0%
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp. (a)	12,600	160,902
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.2%
HCA Holdings, Inc. (a)	2,049	$ 115,523
Humana, Inc.	2,000	255,440
		370,963
Pharmaceuticals - 11.3%
Johnson & Johnson	7,800	816,036
Merck & Co., Inc.	16,342	945,385
Pfizer, Inc.	40,033	1,188,179
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,600	241,132
Zoetis, Inc. Class A	7,510	242,348
		3,433,080
TOTAL HEALTH CARE		3,964,945
INDUSTRIALS - 7.4%
Air Freight & Logistics - 1.5%
FedEx Corp.	3,000	454,140
Industrial Conglomerates - 4.6%
General Electric Co.	53,158	1,396,992
Machinery - 0.7%
Caterpillar, Inc.	1,900	206,473
Road & Rail - 0.6%
Hertz Global Holdings, Inc. (a)	7,170	200,975
TOTAL INDUSTRIALS		2,258,580
INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 1.4%
Cisco Systems, Inc.	12,611	313,383
Juniper Networks, Inc. (a)	4,400	107,976
		421,359
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	2,800	98,364
IT Services - 1.5%
EVERTEC, Inc.	11,500	278,760
Xerox Corp.	13,481	167,704
		446,464
Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp.	15,423	476,571
Software - 7.7%
Activision Blizzard, Inc.	23,715	528,845
Citrix Systems, Inc. (a)	5,000	312,750
Comverse, Inc. (a)	21,035	561,214

	Shares	Value
Symantec Corp.	14,260	$ 326,554
Verint Systems, Inc. (a)	12,771	626,418
		2,355,781
Technology Hardware, Storage & Peripherals - 0.5%
Hewlett-Packard Co.	4,293	144,588
TOTAL INFORMATION TECHNOLOGY		3,943,127
MATERIALS - 4.2%
Chemicals - 0.9%
Axiall Corp.	3,900	184,353
The Dow Chemical Co.	1,340	68,956
		253,309
Containers & Packaging - 0.5%
Crown Holdings, Inc. (a)	3,225	160,476
Metals & Mining - 2.8%
Agnico Eagle Mines Ltd. (Canada)	9,000	344,632
Freeport-McMoRan Copper & Gold, Inc.	14,036	512,314
		856,946
TOTAL MATERIALS		1,270,731
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	17,477	617,987
Level 3 Communications, Inc. (a)	3,138	137,790
		755,777
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	3,882	130,513
TOTAL TELECOMMUNICATION SERVICES		886,290
UTILITIES - 2.7%
Electric Utilities - 2.4%
Exelon Corp.	16,200	590,976
FirstEnergy Corp.	1,000	34,720
PPL Corp.	2,800	99,484
		725,180
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP	100	3,351
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (a)	4,100	97,621
TOTAL UTILITIES		826,152
TOTAL COMMON STOCKS (Cost $23,680,742)		28,532,403
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% 7/31/14 (e) (Cost $20,000)	$ 20,000	$ 20,000
Money Market Funds - 6.9%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	1,964,428	1,964,428
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	144,506	144,506
TOTAL MONEY MARKET FUNDS (Cost $2,108,934)		2,108,934
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $25,809,676)		30,661,337
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(121,943)
NET ASSETS - 100%		$ 30,539,394
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 ICE Russell 1000 Value Index Contracts	Sept. 2014	$ 695,170	$ 7,215

The face value of futures purchased as a percentage of net assets is 2.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 823
Fidelity Securities Lending Cash Central Fund	234
Total	$ 1,057
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,475,962	$ 1,475,962	$ -	$ -
Consumer Staples	1,914,349	1,914,349	-	-
Energy	4,099,484	4,099,484	-	-
Financials	7,892,783	7,892,783	-	-
Health Care	3,964,945	3,964,945	-	-
Industrials	2,258,580	2,258,580	-	-
Information Technology	3,943,127	3,943,127	-	-
Materials	1,270,731	1,270,731	-	-
Telecommunication Services	886,290	886,290	-	-
Utilities	826,152	826,152	-	-
U.S. Government and Government Agency Obligations	20,000	-	20,000	-
Money Market Funds	2,108,934	2,108,934	-	-
Total Investments in Securities:	$ 30,661,337	$ 30,641,337	$ 20,000	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 7,215	$ 7,215	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 7,215	$ -
Total Value of Derivatives	$ 7,215	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $142,855) - See accompanying schedule: Unaffiliated issuers (cost $23,700,742)	$ 28,552,403
Fidelity Central Funds (cost $2,108,934)	2,108,934
Total Investments (cost $25,809,676)		$ 30,661,337
Receivable for investments sold		245,663
Receivable for fund shares sold		5,779
Dividends receivable		41,676
Distributions receivable from Fidelity Central Funds		212
Receivable for daily variation margin for derivative instruments		2,642
Receivable from investment adviser for expense reductions		2,332
Other receivables		185
Total assets		30,959,826

Liabilities
Payable for investments purchased	$ 225,351
Payable for fund shares redeemed	2,660
Accrued management fee	13,886
Distribution and service plan fees payable	482
Other affiliated payables	3,985
Other payables and accrued expenses	29,562
Collateral on securities loaned, at value	144,506
Total liabilities		420,432

Net Assets		$ 30,539,394
Net Assets consist of:
Paid in capital		$ 45,911,741
Undistributed net investment income		170,801
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,402,024)
Net unrealized appreciation (depreciation) on investments		4,858,876
Net Assets		$ 30,539,394

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($8,137,679 ÷ 554,896 shares)	$ 14.67

Service Class: Net Asset Value, offering price and redemption price per share ($420,056 ÷ 28,656 shares)	$ 14.66

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,154,000 ÷ 147,494 shares)	$ 14.60

Investor Class: Net Asset Value, offering price and redemption price per share ($19,827,659 ÷ 1,356,730 shares)	$ 14.61

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 308,789
Income from Fidelity Central Funds		1,057
Total income		309,846

Expenses
Management fee	$ 83,240
Transfer agent fees	19,702
Distribution and service plan fees	3,056
Accounting and security lending fees	5,897
Custodian fees and expenses	10,267
Independent trustees' compensation	60
Audit	26,489
Legal	146
Miscellaneous	239
Total expenses before reductions	149,096
Expense reductions	(10,051)	139,045
Net investment income (loss)		170,801
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	965,925
Foreign currency transactions	65
Futures contracts	(8,302)
Total net realized gain (loss)		957,688
Change in net unrealized appreciation (depreciation) on: Investment securities	557,951
Futures contracts	7,215
Total change in net unrealized appreciation (depreciation)		565,166
Net gain (loss)		1,522,854
Net increase (decrease) in net assets resulting from operations		$ 1,693,655

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 170,801	$ 151,078
Net realized gain (loss)	957,688	3,062,364
Change in net unrealized appreciation (depreciation)	565,166	4,388,228
Net increase (decrease) in net assets resulting from operations	1,693,655	7,601,670
Distributions to shareholders from net investment income	-	(154,375)
Share transactions - net increase (decrease)	(2,389,959)	6,511,950
Total increase (decrease) in net assets	(696,304)	13,959,245

Net Assets
Beginning of period	31,235,698	17,276,453
End of period (including undistributed net investment income of $170,801 and undistributed net investment income of $0, respectively)	$ 30,539,394	$ 31,235,698

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.84	$ 10.30	$ 9.26	$ 10.23	$ 9.42	$ 7.49
Income from Investment Operations
Net investment income (loss) E	.08	.08	.23	.15	.10	.12
Net realized and unrealized gain (loss)	.75	3.54	1.06	(.97)	.84	1.97
Total from investment operations	.83	3.62	1.29	(.82)	.94	2.09
Distributions from net investment income	-	(.08)	(.25)	(.15)	(.13)	(.16)
Net asset value, end of period	$ 14.67	$ 13.84	$ 10.30	$ 9.26	$ 10.23	$ 9.42
Total ReturnB, C, D	6.00%	35.17%	14.00%	(8.00)%	10.04%	27.91%
Ratios to Average Net Assets F, H
Expenses before reductions	.93%A	.91%	1.10%	1.04%	.90%	.89%
Expenses net of fee waivers, if any	.85%A	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85%A	.84%	.82%	.84%	.85%	.85%
Net investment income (loss)	1.20%A	.63%	2.27%	1.45%	1.05%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,138	$ 8,451	$ 5,464	$ 6,275	$ 9,855	$ 12,826
Portfolio turnover rateG	109%A	104%	96%	95%	109%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.84	$ 10.30	$ 9.27	$ 10.23	$ 9.41	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.08	.06	.22	.14	.09	.11
Net realized and unrealized gain (loss)	.74	3.55	1.05	(.97)	.85	1.96
Total from investment operations	.82	3.61	1.27	(.83)	.94	2.07
Distributions from net investment income	-	(.07)	(.24)	(.13)	(.12)	(.14)
Net asset value, end of period	$ 14.66	$ 13.84	$ 10.30	$ 9.27	$ 10.23	$ 9.41
Total ReturnB, C, D	5.92%	35.06%	13.77%	(8.03)%	10.01%	27.80%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%A	.99%	1.14%	1.11%	.98%	.97%
Expenses net of fee waivers, if any	.95%A	.95%	.95%	.95%	.95%	.95%
Expenses net of all reductions	.95%A	.95%	.92%	.93%	.95%	.95%
Net investment income (loss)	1.10%A	.53%	2.18%	1.35%	.95%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 420	$ 397	$ 307	$ 270	$ 430	$ 677
Portfolio turnover rateG	109%A	104%	96%	95%	109%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.80	$ 10.27	$ 9.24	$ 10.20	$ 9.39	$ 7.46
Income from Investment Operations
Net investment income (loss) E	.07	.05	.20	.12	.08	.10
Net realized and unrealized gain (loss)	.73	3.53	1.06	(.96)	.84	1.96
Total from investment operations	.80	3.58	1.26	(.84)	.92	2.06
Distributions from net investment income	-	(.05)	(.23)	(.12)	(.11)	(.13)
Net asset value, end of period	$ 14.60	$ 13.80	$ 10.27	$ 9.24	$ 10.20	$ 9.39
Total ReturnB, C, D	5.80%	34.88%	13.62%	(8.20)%	9.81%	27.70%
Ratios to Average Net Assets F, H
Expenses before reductions	1.15%A	1.13%	1.29%	1.25%	1.12%	1.12%
Expenses net of fee waivers, if any	1.10%A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.10%A	1.09%	1.07%	1.09%	1.10%	1.10%
Net investment income (loss)	.95%A	.38%	2.03%	1.20%	.80%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,154	$ 2,381	$ 1,379	$ 1,339	$ 1,779	$ 1,756
Portfolio turnover rateG	109%A	104%	96%	95%	109%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.79	$ 10.27	$ 9.25	$ 10.22	$ 9.40	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.08	.07	.22	.14	.09	.11
Net realized and unrealized gain (loss)	.74	3.52	1.05	(.96)	.85	1.96
Total from investment operations	.82	3.59	1.27	(.82)	.94	2.07
Distributions from net investment income	-	(.07)	(.25)	(.15)	(.12)	(.15)
Net asset value, end of period	$ 14.61	$ 13.79	$ 10.27	$ 9.25	$ 10.22	$ 9.40
Total ReturnB, C, D	5.95%	34.99%	13.80%	(8.00)%	10.08%	27.72%
Ratios to Average Net Assets F, H
Expenses before reductions	.99%A	.97%	1.14%	1.10%	.96%	.97%
Expenses net of fee waivers, if any	.93%A	.93%	.93%	.93%	.93%	.93%
Expenses net of all reductions	.93%A	.92%	.90%	.92%	.93%	.93%
Net investment income (loss)	1.12%A	.55%	2.19%	1.37%	.97%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,828	$ 20,007	$ 10,127	$ 13,040	$ 16,858	$ 19,249
Portfolio turnover rateG	109%A	104%	96%	95%	109%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Value Leaders Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,129,303
Gross unrealized depreciation	(469,858)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,659,445

Tax cost	$ 26,001,892

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (9,477,122)
2017	(11,445,222)
Total capital loss carryforward	$ (20,922,344)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(8,302) and a change in net unrealized appreciation (depreciation) of $7,215 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $15,753,154 and $19,124,684, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 200
Service Class 2	2,856
$ 3,056

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 3,931
Service Class	134
Service Class 2	747
Investor Class	14,890
$ 19,702

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,159 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay

Semiannual Report

7. Committed Line of Credit - continued

commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $234. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Initial Class	.85%	$ 3,363
Service Class	.95%	104
Service Class 2	1.10%	565
Investor Class	.93%	5,816
		$ 9,848

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $203 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 47,370
Service Class	-	1,952
Service Class 2	-	8,315
Investor Class	-	96,738
Total	$ -	$ 154,375

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	73,092	476,170	$ 1,014,219	$ 5,608,305
Reinvestment of distributions	-	3,592	-	47,370
Shares redeemed	(128,962)	(399,458)	(1,781,995)	(4,955,139)
Net increase (decrease)	(55,870)	80,304	$ (767,776)	$ 700,536
Service Class
Reinvestment of distributions	-	148	$ -	$ 1,952
Shares redeemed	-	(1,272)	-	(17,099)
Net increase (decrease)	-	(1,124)	$ -	$ (15,147)
Service Class 2
Shares sold	15,691	125,205	$ 217,488	$ 1,502,557
Reinvestment of distributions	-	634	-	8,315
Shares redeemed	(40,757)	(87,494)	(568,519)	(1,090,366)
Net increase (decrease)	(25,066)	38,345	$ (351,031)	$ 420,506
Investor Class
Shares sold	203,001	1,149,949	$ 2,816,900	$ 13,787,042
Reinvestment of distributions	-	7,359	-	96,738
Shares redeemed	(296,652)	(693,047)	(4,088,052)	(8,477,725)
Net increase (decrease)	(93,651)	464,261	$ (1,271,152)	$ 5,406,055

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 93% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VVL-SANN-0814
1.788834.111

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	1.06%
Actual		$ 1,000.00	$ 1,042.00	$ 5.37
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.31
Service Class	1.17%
Actual		$ 1,000.00	$ 1,041.20	$ 5.92
HypotheticalA		$ 1,000.00	$ 1,018.99	$ 5.86
Service Class 2	1.31%
Actual		$ 1,000.00	$ 1,040.60	$ 6.63
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.56
Initial Class R	1.08%
Actual		$ 1,000.00	$ 1,042.00	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Service Class R	1.17%
Actual		$ 1,000.00	$ 1,041.20	$ 5.92
HypotheticalA		$ 1,000.00	$ 1,018.99	$ 5.86
Service Class 2R	1.32%
Actual		$ 1,000.00	$ 1,040.50	$ 6.68
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.61
Investor Class R	1.15%
Actual		$ 1,000.00	$ 1,041.50	$ 5.82
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2014
United Kingdom	15.9%
United States of America*	15.5%
Japan	8.7%
France	5.7%
Switzerland	4.8%
Germany	3.9%
India	3.8%
Canada	3.7%
Brazil	3.4%
Other	34.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets.
As of December 31, 2013
United Kingdom	17.2%
United States of America*	15.8%
Japan	14.4%
Germany	5.9%
France	5.8%
India	3.5%
Switzerland	2.8%
Australia	2.8%
Canada	2.8%
Other	29.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets.
Asset Allocation as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	100.1	98.6
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)	1.4
Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA sponsored ADR (Switzerland, Food Products)	1.6	0.0
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Food Products)	0.9	0.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.9	0.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.9	0.0
SoftBank Corp. (Japan, Wireless Telecommunication Services)	0.7	0.6
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	0.7	0.6
Anheuser-Busch InBev SA NV (Belgium, Beverages)	0.7	0.7
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	0.7	0.0
Diageo PLC sponsored ADR (United Kingdom, Beverages)	0.7	0.7
Compagnie Financiere Richemont SA Series A (Switzerland, Textiles, Apparel & Luxury Goods)	0.7	0.6
	8.5
Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.3	24.5
Industrials	19.5	19.8
Consumer Staples	14.4	10.9
Information Technology	13.0	10.3
Financials	11.3	14.2
Health Care	11.2	7.9
Materials	6.5	8.9
Telecommunication Services	1.0	1.8
Energy	0.9	0.3

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Australia - 2.7%
Carsales.com Ltd.	40,510	$ 404,526
CSL Ltd.	9,844	617,744
DuluxGroup Ltd.	71,183	379,911
iProperty Group Ltd. (a)	136,459	393,742
Ramsay Health Care Ltd.	9,056	388,541
realestate.com.au Ltd.	10,714	431,489
SEEK Ltd.	26,071	389,651
Sydney Airport unit	87,962	350,023
TOTAL AUSTRALIA		3,355,627
Austria - 0.3%
Andritz AG	6,500	375,643
Bailiwick of Jersey - 1.4%
Experian PLC	31,501	532,639
Shire PLC	8,200	643,233
WPP PLC	25,500	555,693
TOTAL BAILIWICK OF JERSEY		1,731,565
Belgium - 1.3%
Anheuser-Busch InBev SA NV	7,868	904,036
Arseus NV	6,400	366,447
KBC Groupe SA (a)	5,407	294,301
TOTAL BELGIUM		1,564,784
Bermuda - 0.8%
Credicorp Ltd. (United States)	2,300	357,581
Invesco Ltd.	10,000	377,500
Vostok Nafta Investment Ltd. SDR (a)	40,300	318,163
TOTAL BERMUDA		1,053,244
Brazil - 3.0%
BB Seguridade Participacoes SA	27,800	408,161
CCR SA	46,400	378,004
Cielo SA	20,680	425,861
Estacio Participacoes SA	27,100	358,758
Kroton Educacional SA	13,700	384,183
Linx SA	14,300	335,188
Qualicorp SA (a)	32,400	382,729
Souza Cruz SA	33,600	346,265
Ultrapar Participacoes SA	18,300	435,655
Weg SA	26,300	336,740
TOTAL BRAZIL		3,791,544
British Virgin Islands - 0.3%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	10,000	352,500
Canada - 3.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	15,800	432,814
AutoCanada, Inc. (e)	5,500	407,352
Canadian National Railway Co.	9,730	632,831
Canadian Pacific Railway Ltd.	2,800	507,256
CI Financial Corp. (d)	14,700	482,859

	Shares	Value
Constellation Software, Inc.	1,750	$ 446,024
Jean Coutu Group, Inc. Class A (sub. vtg.)	14,800	314,295
PrairieSky Royalty Ltd.	10,600	385,436
Stantec, Inc.	5,700	352,988
Stella-Jones, Inc.	1,650	45,307
Valeant Pharmaceuticals International (Canada) (a)	4,730	598,160
TOTAL CANADA		4,605,322
Cayman Islands - 3.1%
51job, Inc. sponsored ADR (a)	5,700	375,972
Autohome, Inc. ADR Class A (d)	10,200	351,186
Baidu.com, Inc. sponsored ADR (a)	2,300	429,663
Bitauto Holdings Ltd. ADR (a)	7,885	384,000
Melco Crown Entertainment Ltd. sponsored ADR	10,900	389,239
MGM China Holdings Ltd.	127,000	440,790
Sands China Ltd.	78,000	589,247
Tencent Holdings Ltd.	58,050	885,310
TOTAL CAYMAN ISLANDS		3,845,407
Denmark - 0.7%
Novo Nordisk A/S Series B sponsored ADR	19,600	905,324
Finland - 0.8%
Kone Oyj (B Shares) (d)	11,600	484,141
Sampo Oyj (A Shares)	10,100	511,016
Sanitec Corp.	5,006	66,494
TOTAL FINLAND		1,061,651
France - 5.7%
Air Liquide SA	4,848	654,543
Bureau Veritas SA	15,316	425,106
Christian Dior SA	2,821	561,264
Dassault Systemes SA	3,224	414,798
Essilor International SA	4,576	485,295
Ingenico SA (d)	4,437	386,103
L'Oreal SA	3,400	585,910
Legrand SA	7,430	454,621
Pernod Ricard SA (d)	4,200	504,368
Publicis Groupe SA	6,330	536,875
Safran SA	7,700	504,143
Schneider Electric SA	6,829	642,878
Sodexo SA	4,500	484,013
Zodiac Aerospace	12,830	434,284
TOTAL FRANCE		7,074,201
Germany - 3.5%
Brenntag AG	2,200	393,126
CompuGroup Medical AG	11,176	318,462
Continental AG	2,200	509,558
CTS Eventim AG	14,570	415,872
Fresenius SE & Co. KGaA	3,300	492,085
Henkel AG & Co. KGaA	5,638	567,428
Common Stocks - continued
	Shares	Value
Germany - continued
Linde AG	2,760	$ 586,920
ProSiebenSat.1 Media AG (d)	9,300	414,317
Rational AG	1,100	355,546
Symrise AG	6,100	332,397
TOTAL GERMANY		4,385,711
Hong Kong - 1.0%
AIA Group Ltd.	148,800	747,801
Galaxy Entertainment Group Ltd.	69,000	551,972
TOTAL HONG KONG		1,299,773
India - 3.8%
Amara Raja Batteries Ltd.	47,220	370,149
Apollo Hospitals Enterprise Ltd.	18,593	308,041
Asian Paints India Ltd.	35,952	355,569
Axis Bank Ltd.	10,120	327,283
Bajaj Auto Ltd.	10,215	393,939
GlaxoSmithKline Consumer Healthcare Ltd.	4,807	361,005
HDFC Bank Ltd.	29,274	410,340
Housing Development Finance Corp. Ltd.	33,228	549,125
ITC Ltd.	89,970	486,926
Sun Pharmaceutical Industries Ltd.	37,729	432,162
Tata Consultancy Services Ltd.	11,791	476,155
Titan Co. Ltd.	55,361	332,262
TOTAL INDIA		4,802,956
Indonesia - 2.7%
PT ACE Hardware Indonesia Tbk	5,077,800	376,927
PT Astra International Tbk	769,800	472,399
PT Bank Central Asia Tbk	505,000	468,579
PT Bank Rakyat Indonesia Tbk	518,000	451,147
PT Global Mediacom Tbk	2,173,800	389,652
PT Indocement Tunggal Prakarsa Tbk	210,700	400,783
PT Semen Gresik (Persero) Tbk	308,200	391,912
PT Surya Citra Media Tbk	1,219,000	368,631
TOTAL INDONESIA		3,320,030
Ireland - 1.6%
Accenture PLC Class A	4,692	379,301
Actavis PLC (a)	1,833	408,851
Jazz Pharmaceuticals PLC (a)	2,600	382,226
Kerry Group PLC Class A	5,600	420,594
Perrigo Co. PLC	2,822	411,335
TOTAL IRELAND		2,002,307
Israel - 0.3%
CaesarStone Sdot-Yam Ltd.	7,756	380,664
Italy - 1.7%
Azimut Holding SpA	17,200	443,248
Luxottica Group SpA	6,600	382,178
Pirelli & C. SpA	25,300	406,019

	Shares	Value
Prada SpA	61,000	$ 431,700
World Duty Free SpA (a)	36,906	449,765
TOTAL ITALY		2,112,910
Japan - 8.7%
Astellas Pharma, Inc.	42,100	553,639
Daikin Industries Ltd.	7,100	448,101
Daito Trust Construction Co. Ltd.	3,600	423,321
DENSO Corp.	11,300	539,808
Dentsu, Inc.	10,400	423,538
Fanuc Corp.	3,800	656,214
Fuji Heavy Industries Ltd.	17,700	490,799
GMO Internet, Inc.	32,800	371,093
Hoya Corp.	13,600	452,170
Japan Tobacco, Inc.	16,300	594,332
Kansai Paint Co. Ltd.	25,000	417,857
Keyence Corp.	1,267	554,044
Miraca Holdings, Inc.	8,870	429,877
OBIC Co. Ltd.	12,700	418,847
Olympus Corp. (a)	12,200	419,758
OMRON Corp.	11,000	463,865
Rakuten, Inc.	47,500	614,132
SMC Corp.	1,800	482,331
SoftBank Corp.	12,430	926,321
Tsuruha Holdings, Inc.	6,800	375,247
Unicharm Corp.	6,600	393,501
USS Co. Ltd.	21,100	360,141
TOTAL JAPAN		10,808,936
Kenya - 0.6%
Kenya Commercial Bank Ltd.	626,200	364,361
Safaricom Ltd.	2,815,800	399,962
TOTAL KENYA		764,323
Korea (South) - 0.4%
Naver Corp.	617	509,086
Mexico - 2.2%
Banregio Grupo Financiero S.A.B. de CV	62,358	368,952
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	4,800	449,520
Grupo Aeroportuario del Pacifico SA de CV Series B	51,100	345,039
Grupo Aeroportuario Norte S.A.B. de CV	78,600	316,193
Grupo Financiero Banorte S.A.B. de CV Series O	60,900	435,573
Grupo Televisa SA de CV (CPO) sponsored ADR	12,700	435,737
Megacable Holdings S.A.B. de CV unit	79,700	337,021
TOTAL MEXICO		2,688,035
Netherlands - 1.5%
Core Laboratories NV	2,330	389,250
Common Stocks - continued
	Shares	Value
Netherlands - continued
Unilever NV (Certificaten Van Aandelen) (Bearer)	26,630	$ 1,165,677
Yandex NV (a)	10,300	367,092
TOTAL NETHERLANDS		1,922,019
New Zealand - 0.5%
EBOS Group Ltd.	36,275	320,464
Ryman Healthcare Group Ltd.	45,492	340,551
TOTAL NEW ZEALAND		661,015
Nigeria - 0.9%
Dangote Cement PLC	239,467	352,698
Guaranty Trust Bank PLC	2,128,517	378,156
Nigerian Breweries PLC	341,085	360,007
TOTAL NIGERIA		1,090,861
Norway - 0.4%
Schibsted ASA (B Shares)	9,130	475,563
Philippines - 0.9%
Alliance Global Group, Inc.	594,100	396,294
GT Capital Holdings, Inc.	19,290	384,695
SM Investments Corp.	21,662	405,185
TOTAL PHILIPPINES		1,186,174
Russia - 0.3%
Magnit OJSC GDR (Reg. S)	6,800	401,200
Singapore - 0.3%
Raffles Medical Group Ltd.	101,000	329,674
South Africa - 2.0%
Aspen Pharmacare Holdings Ltd.	13,900	390,651
Life Healthcare Group Holdings Ltd.	93,100	363,208
Mr Price Group Ltd.	22,500	382,532
Nampak Ltd.	79,500	275,017
Naspers Ltd. Class N	6,630	780,513
Shoprite Holdings Ltd.	24,380	353,034
TOTAL SOUTH AFRICA		2,544,955
Spain - 1.2%
Amadeus IT Holding SA Class A	12,900	532,039
Grifols SA ADR	7,900	347,995
Inditex SA	3,644	560,846
TOTAL SPAIN		1,440,880
Sweden - 2.1%
ASSA ABLOY AB (B Shares)	9,130	464,593
Atlas Copco AB (A Shares)	18,500	534,659
Elekta AB (B Shares)	30,100	382,920
Hexagon AB (B Shares)	13,300	428,766
Investment AB Kinnevik (B Shares)	9,870	420,707
Svenska Cellulosa AB (SCA) (B Shares)	15,800	411,698
TOTAL SWEDEN		2,643,343

	Shares	Value
Switzerland - 4.8%
Compagnie Financiere Richemont SA Series A	7,802	$ 818,647
DKSH Holding AG	4,773	363,034
Givaudan SA	260	433,627
Nestle SA sponsored ADR	25,000	1,941,748
Partners Group Holding AG	1,700	464,682
Schindler Holding AG (Reg.)	2,640	398,024
SGS SA (Reg.)	210	503,214
Sika AG (Bearer)	97	396,619
Swatch Group AG (Bearer)	1,056	637,673
TOTAL SWITZERLAND		5,957,268
Taiwan - 1.2%
Addcn Technology Co. Ltd.	25,000	356,515
Taiwan Semiconductor Manufacturing Co. Ltd.	258,000	1,091,209
TOTAL TAIWAN		1,447,724
Thailand - 0.8%
Airports of Thailand PCL (For. Reg.)	56,700	346,947
Bangkok Dusit Medical Services PCL (For. Reg.)	638,600	328,749
Kasikornbank PCL (For. Reg.)	56,000	353,884
TOTAL THAILAND		1,029,580
Turkey - 0.6%
Coca-Cola Icecek Sanayi A/S	15,000	370,292
TAV Havalimanlari Holding A/S	47,000	373,808
TOTAL TURKEY		744,100
United Kingdom - 15.9%
Aberdeen Asset Management PLC	51,500	400,054
Al Noor Hospitals Group PLC	25,100	439,012
Ashtead Group PLC	32,000	479,192
Associated British Foods PLC	8,000	417,445
Aveva Group PLC	12,130	423,074
Babcock International Group PLC	23,184	461,048
Berendsen PLC	23,800	398,760
Berkeley Group Holdings PLC	10,571	437,445
British American Tobacco PLC (United Kingdom)	18,500	1,100,792
Bunzl PLC	14,458	401,338
Burberry Group PLC	18,200	461,917
Capita Group PLC	22,000	431,102
Compass Group PLC	30,900	537,813
Daily Mail & General Trust PLC Class A	32,500	462,763
Diageo PLC sponsored ADR	6,600	839,982
Diploma PLC	38,248	419,583
Elementis PLC	38,136	169,887
Filtrona PLC	33,100	432,502
Galiform PLC	81,352	431,043
Halma PLC	37,000	373,282
IMI PLC	14,625	372,185
Common Stocks - continued
	Shares	Value
United Kingdom - continued
InterContinental Hotel Group PLC ADR (d)	9,993	$ 414,809
Intertek Group PLC	9,180	431,886
ITV PLC	155,654	474,700
Johnson Matthey PLC	8,216	435,887
London Stock Exchange Group PLC	13,600	467,130
Next PLC	3,800	421,090
Persimmon PLC	20,600	448,794
Prudential PLC	33,785	774,064
Reckitt Benckiser Group PLC	8,100	706,979
Rightmove PLC	11,816	433,558
Rolls-Royce Group PLC (f)	37,253	681,539
Rotork PLC	7,330	334,940
SABMiller PLC	11,400	660,997
Schroders PLC	10,200	437,454
Spectris PLC	10,400	395,128
Spirax-Sarco Engineering PLC	7,799	364,779
Sports Direct International PLC (a)	35,900	434,068
St. James's Place Capital PLC	33,205	433,022
The Restaurant Group PLC	41,673	428,628
Whitbread PLC	6,098	460,128
Zoopla Property Group PLC	95,900	378,304
TOTAL UNITED KINGDOM		19,908,103
United States of America - 15.6%
A.O. Smith Corp.	7,513	372,495
Affiliated Managers Group, Inc. (a)	1,887	387,590
American Tower Corp.	3,700	332,926
AMETEK, Inc.	7,100	371,188
Amphenol Corp. Class A	3,930	378,616
AutoZone, Inc. (a)	700	375,368
BorgWarner, Inc.	5,100	332,469
Cerner Corp. (a)	6,730	347,133
Colgate-Palmolive Co.	5,070	345,673
Cummins, Inc.	2,300	354,867
Danaher Corp.	4,630	364,520
Domino's Pizza, Inc.	5,530	404,188
Dunkin' Brands Group, Inc.	9,100	416,871
Ecolab, Inc.	3,610	401,937
Estee Lauder Companies, Inc. Class A	4,300	319,318
Fidelity National Information Services, Inc.	6,797	372,068
Fiserv, Inc. (a)	5,836	352,028
FMC Corp.	5,160	367,340
Gartner, Inc. Class A (a)	5,900	416,068

	Shares	Value
Google, Inc. Class C (a)	645	$ 371,056
HEICO Corp. Class A	9,530	386,918
Honeywell International, Inc.	4,000	371,800
Kansas City Southern	3,259	350,375
Las Vegas Sands Corp.	5,718	435,826
MasterCard, Inc. Class A	5,470	401,881
McGraw Hill Financial, Inc.	4,811	399,457
McKesson Corp.	1,850	344,489
Mead Johnson Nutrition Co. Class A	3,883	361,779
Mettler-Toledo International, Inc. (a)	1,500	379,770
Moody's Corp.	4,420	387,457
NIKE, Inc. Class B	4,900	379,995
Pall Corp.	4,500	384,255
Philip Morris International, Inc.	4,700	396,257
PPG Industries, Inc.	1,745	366,712
priceline.com, Inc. (a)	300	360,900
ResMed, Inc.	6,100	308,843
Rockwell Automation, Inc.	2,946	368,721
Roper Industries, Inc.	2,600	379,626
Sherwin-Williams Co.	1,800	372,438
Starbucks Corp.	5,200	402,376
The Hershey Co.	3,600	350,532
The Walt Disney Co.	4,040	346,390
Thermo Fisher Scientific, Inc.	3,100	365,800
TransDigm Group, Inc.	2,200	367,972
Union Pacific Corp.	3,200	319,200
United Technologies Corp.	3,211	370,710
Verisk Analytics, Inc. (a)	6,530	391,931
Visa, Inc. Class A	2,050	431,956
W.R. Grace & Co. (a)	3,800	359,214
Waddell & Reed Financial, Inc. Class A	6,600	413,094
Yahoo!, Inc. (a)	12,130	426,127
Yum! Brands, Inc.	5,230	424,676
TOTAL UNITED STATES OF AMERICA		19,491,196
TOTAL COMMON STOCKS (Cost $105,436,926)		124,065,198
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.4%
Brazil - 0.4%
Ambev SA sponsored ADR	77,300	544,192
Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Sartorius AG (non-vtg.)	3,655	440,872
TOTAL PREFERRED STOCKS (Cost $924,291)		985,064
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	504,347	$ 504,347
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	2,253,568	2,253,568
TOTAL MONEY MARKET FUNDS (Cost $2,757,915)		2,757,915
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $109,119,132)		127,808,177
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(2,905,553)
NET ASSETS - 100%		$ 124,902,624
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 553
Fidelity Securities Lending Cash Central Fund	20,663
Total	$ 21,216
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 27,616,859	$ 23,918,308	$ 3,698,551	$ -
Consumer Staples	17,783,843	13,250,258	4,533,585	-
Energy	1,210,341	1,210,341	-	-
Financials	14,173,683	12,238,675	1,935,008	-
Health Care	13,974,040	11,927,533	2,046,507	-
Industrials	24,326,801	22,740,155	1,586,646	-
Information Technology	16,328,671	12,977,443	3,351,228	-
Materials	8,309,741	7,891,884	417,857	-
Telecommunication Services	1,326,283	399,962	926,321	-
Money Market Funds	2,757,915	2,757,915	-	-
Total Investments in Securities:	$ 127,808,177	$ 109,312,474	$ 18,495,703	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 767,635
Level 2 to Level 1	$ 4,689,884

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,164,785) - See accompanying schedule: Unaffiliated issuers (cost $106,361,217)	$ 125,050,262
Fidelity Central Funds (cost $2,757,915)	2,757,915
Total Investments (cost $109,119,132)		$ 127,808,177
Cash		35,192
Foreign currency held at value (cost $41,864)		43,336
Receivable for investments sold Regular delivery		1,962,758
Delayed delivery		7,534
Receivable for fund shares sold		78,682
Dividends receivable		201,582
Distributions receivable from Fidelity Central Funds		2,770
Other receivables		49,402
Total assets		130,189,433

Liabilities
Payable for investments purchased Regular delivery	$ 2,295,974
Delayed delivery	73,099
Payable for fund shares redeemed	349,042
Accrued management fee	71,850
Distribution and service plan fees payable	447
Other affiliated payables	18,911
Other payables and accrued expenses	223,918
Collateral on securities loaned, at value	2,253,568
Total liabilities		5,286,809

Net Assets		$ 124,902,624
Net Assets consist of:
Paid in capital		$ 117,998,644
Undistributed net investment income		690,042
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,341,014)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,554,952
Net Assets		$ 124,902,624

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($2,064,399 ÷ 156,247 shares)	$ 13.21

Service Class: Net Asset Value, offering price and redemption price per share ($115,798 ÷ 8,785 shares)	$ 13.18

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,018,628 ÷ 153,913 shares)	$ 13.12

Initial Class R: Net Asset Value, offering price and redemption price per share ($18,971,523 ÷ 1,436,068 shares)	$ 13.21

Service Class R: Net Asset Value, offering price and redemption price per share ($115,798 ÷ 8,785 shares)	$ 13.18

Service Class 2R: Net Asset Value, offering price and redemption price per share ($126,373 ÷ 9,605 shares)	$ 13.16

Investor Class R: Net Asset Value, offering price and redemption price per share ($101,490,105 ÷ 7,739,119 shares)	$ 13.11

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 1,446,848
Income from Fidelity Central Funds		21,216
Income before foreign taxes withheld		1,468,064
Less foreign taxes withheld		(115,370)
Total income		1,352,694

Expenses
Management fee	$ 402,107
Transfer agent fees	76,590
Distribution and service plan fees	2,106
Accounting and security lending fees	29,844
Custodian fees and expenses	100,863
Independent trustees' compensation	223
Audit	39,797
Legal	390
Miscellaneous	448
Total expenses before reductions	652,368
Expense reductions	(6,081)	646,287
Net investment income (loss)		706,407
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $22,088)	3,151,036
Foreign currency transactions	(382,301)
Total net realized gain (loss)		2,768,735
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $51,276)	1,326,593
Assets and liabilities in foreign currencies	4,458
Total change in net unrealized appreciation (depreciation)		1,331,051
Net gain (loss)		4,099,786
Net increase (decrease) in net assets resulting from operations		$ 4,806,193

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 706,407	$ 615,364
Net realized gain (loss)	2,768,735	7,104,573
Change in net unrealized appreciation (depreciation)	1,331,051	8,277,766
Net increase (decrease) in net assets resulting from operations	4,806,193	15,997,703
Distributions to shareholders from net investment income	(17,712)	(596,439)
Distributions to shareholders from net realized gain	-	(84,330)
Total distributions	(17,712)	(680,769)
Share transactions - net increase (decrease)	10,168,603	33,588,933
Redemption fees	3,205	16,383
Total increase (decrease) in net assets	14,960,289	48,922,250

Net Assets
Beginning of period	109,942,335	61,020,085
End of period (including undistributed net investment income of $690,042 and undistributed net investment income of $1,347, respectively)	$ 124,902,624	$ 109,942,335

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 10.50	$ 8.42	$ 9.74	$ 8.60	$ 5.61
Income from Investment Operations
Net investment income (loss) E	.08	.10	.10	.08	.10	.07
Net realized and unrealized gain (loss)	.45	2.17	2.08	(1.30)	1.24	3.07
Total from investment operations	.53	2.27	2.18	(1.22)	1.34	3.14
Distributions from net investment income	- I	(.08)	(.10)	(.09)	(.11)	(.06)
Distributions from net realized gain	-	(.01)	-	(.01)	(.10)	(.09)
Total distributions	- I	(.09)	(.10)	(.10)	(.20) J	(.15)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.21	$ 12.68	$ 10.50	$ 8.42	$ 9.74	$ 8.60
Total ReturnB, C, D	4.20%	21.62%	25.91%	(12.57)%	15.73%	56.04%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06% A	1.17%	1.25%	1.30%	1.60%	1.81%
Expenses net of fee waivers, if any	1.06% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.05% A	1.07%	1.05%	1.03%	.96%	.93%
Net investment income (loss)	1.30% A	.84%	1.07%	.88%	1.19%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,064	$ 2,404	$ 573	$ 511	$ 732	$ 645
Portfolio turnover rateG	193% A	153%	137%	236%	463%	416%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 10.49	$ 8.41	$ 9.72	$ 8.58	$ 5.61
Income from Investment Operations
Net investment income (loss) E	.08	.08	.09	.07	.10	.06
Net realized and unrealized gain (loss)	.44	2.17	2.08	(1.29)	1.23	3.05
Total from investment operations	.52	2.25	2.17	(1.22)	1.33	3.11
Distributions from net investment income	- I	(.07)	(.09)	(.08)	(.10)	(.05)
Distributions from net realized gain	-	(.01)	-	(.01)	(.10)	(.09)
Total distributions	- I	(.08)	(.09)	(.09)	(.19) J	(.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.18	$ 12.66	$ 10.49	$ 8.41	$ 9.72	$ 8.58
Total ReturnB, C, D	4.12%	21.44%	25.83%	(12.60)%	15.65%	55.52%
Ratios to Average Net Assets F, H
Expenses before reductions	1.17% A	1.28%	1.35%	1.42%	1.67%	1.73%
Expenses net of fee waivers, if any	1.17% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.16% A	1.17%	1.15%	1.14%	1.05%	1.04%
Net investment income (loss)	1.19% A	.73%	.96%	.78%	1.09%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 116	$ 111	$ 94	$ 75	$ 100	$ 117
Portfolio turnover rateG	193% A	153%	137%	236%	463%	416%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.19 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.61	$ 10.46	$ 8.40	$ 9.72	$ 8.57	$ 5.60
Income from Investment Operations
Net investment income (loss) E	.07	.07	.08	.06	.08	.05
Net realized and unrealized gain (loss)	.44	2.16	2.07	(1.30)	1.24	3.05
Total from investment operations	.51	2.23	2.15	(1.24)	1.32	3.10
Distributions from net investment income	- I	(.07)	(.09)	(.07)	(.07)	(.04)
Distributions from net realized gain	-	(.01)	-	(.01)	(.10)	(.09)
Total distributions	- I	(.08)	(.09)	(.08)	(.17)	(.13)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.12	$ 12.61	$ 10.46	$ 8.40	$ 9.72	$ 8.57
Total ReturnB, C, D	4.06%	21.33%	25.61%	(12.74)%	15.53%	55.44%
Ratios to Average Net Assets F, H
Expenses before reductions	1.31% A	1.46%	1.49%	1.58%	1.88%	2.02%
Expenses net of fee waivers, if any	1.31% A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.30% A	1.32%	1.29%	1.28%	1.21%	1.19%
Net investment income (loss)	1.05% A	.59%	.82%	.63%	.94%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,019	$ 2,374	$ 1,476	$ 166	$ 115	$ 424
Portfolio turnover rateG	193% A	153%	137%	236%	463%	416%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 10.50	$ 8.42	$ 9.74	$ 8.60	$ 5.62
Income from Investment Operations
Net investment income (loss) E	.08	.10	.10	.08	.10	.07
Net realized and unrealized gain (loss)	.45	2.17	2.08	(1.30)	1.24	3.06
Total from investment operations	.53	2.27	2.18	(1.22)	1.34	3.13
Distributions from net investment income	- I	(.08)	(.10)	(.09)	(.11)	(.06)
Distributions from net realized gain	-	(.01)	-	(.01)	(.10)	(.09)
Total distributions	- I	(.09)	(.10)	(.10)	(.20) J	(.15)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.21	$ 12.68	$ 10.50	$ 8.42	$ 9.74	$ 8.60
Total ReturnB, C, D	4.20%	21.65%	25.91%	(12.57)%	15.73%	55.76%
Ratios to Average Net Assets F, H
Expenses before reductions	1.08% A	1.21%	1.28%	1.33%	1.55%	1.60%
Expenses net of fee waivers, if any	1.08% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.07% A	1.07%	1.05%	1.03%	.95%	.93%
Net investment income (loss)	1.29% A	.83%	1.07%	.88%	1.19%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,972	$ 17,791	$ 18,575	$ 10,557	$ 15,305	$ 17,150
Portfolio turnover rateG	193% A	153%	137%	236%	463%	416%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 10.49	$ 8.41	$ 9.72	$ 8.58	$ 5.61
Income from Investment Operations
Net investment income (loss) E	.08	.08	.09	.07	.10	.06
Net realized and unrealized gain (loss)	.44	2.17	2.08	(1.29)	1.23	3.05
Total from investment operations	.52	2.25	2.17	(1.22)	1.33	3.11
Distributions from net investment income	- I	(.07)	(.09)	(.08)	(.10)	(.05)
Distributions from net realized gain	-	(.01)	-	(.01)	(.10)	(.09)
Total distributions	- I	(.08)	(.09)	(.09)	(.19) J	(.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.18	$ 12.66	$ 10.49	$ 8.41	$ 9.72	$ 8.58
Total ReturnB, C, D	4.12%	21.44%	25.83%	(12.60)%	15.65%	55.52%
Ratios to Average Net Assets F, H
Expenses before reductions	1.17% A	1.28%	1.35%	1.42%	1.67%	1.73%
Expenses net of fee waivers, if any	1.17% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.16% A	1.17%	1.15%	1.14%	1.05%	1.04%
Net investment income (loss)	1.19 %A	.73%	.96%	.78%	1.09%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 116	$ 111	$ 94	$ 75	$ 100	$ 117
Portfolio turnover rateG	193% A	153%	137%	236%	463%	416%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.19 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.097 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.65	$ 10.47	$ 8.40	$ 9.71	$ 8.57	$ 5.60
Income from Investment Operations
Net investment income (loss) E	.07	.07	.08	.06	.08	.05
Net realized and unrealized gain (loss)	.44	2.17	2.07	(1.30)	1.23	3.05
Total from investment operations	.51	2.24	2.15	(1.24)	1.31	3.10
Distributions from net investment income	- I	(.05)	(.08)	(.06)	(.08)	(.04)
Distributions from net realized gain	-	(.01)	-	(.01)	(.10)	(.09)
Total distributions	- I	(.06)	(.08)	(.07)	(.17) J	(.13)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.16	$ 12.65	$ 10.47	$ 8.40	$ 9.71	$ 8.57
Total ReturnB, C, D	4.05%	21.40%	25.56%	(12.77)%	15.45%	55.36%
Ratios to Average Net Assets F, H
Expenses before reductions	1.32% A	1.43%	1.50%	1.57%	1.83%	1.87%
Expenses net of fee waivers, if any	1.32% A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.31% A	1.32%	1.30%	1.28%	1.21%	1.19%
Net investment income (loss)	1.04% A	.58%	.82%	.63%	.94%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126	$ 121	$ 102	$ 81	$ 109	$ 155
Portfolio turnover rateG	193% A	153%	137%	236%	463%	416%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 10.43	$ 8.37	$ 9.69	$ 8.56	$ 5.60
Income from Investment Operations
Net investment income (loss) E	.08	.09	.09	.07	.10	.07
Net realized and unrealized gain (loss)	.44	2.15	2.07	(1.29)	1.23	3.04
Total from investment operations	.52	2.24	2.16	(1.22)	1.33	3.11
Distributions from net investment income	- I	(.07)	(.10)	(.09)	(.11)	(.06)
Distributions from net realized gain	-	(.01)	-	(.01)	(.10)	(.09)
Total distributions	- I	(.08)	(.10)	(.10)	(.20) J	(.15)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.11	$ 12.59	$ 10.43	$ 8.37	$ 9.69	$ 8.56
Total ReturnB, C, D	4.15%	21.50%	25.81%	(12.63)%	15.69%	55.61%
Ratios to Average Net Assets F, H
Expenses before reductions	1.15% A	1.26%	1.34%	1.39%	1.63%	1.68%
Expenses net of fee waivers, if any	1.15% A	1.18%	1.18%	1.18%	1.18%	1.18%
Expenses net of all reductions	1.14% A	1.15%	1.13%	1.12%	1.04%	1.01%
Net investment income (loss)	1.22% A	.75%	.99%	.80%	1.11%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,490	$ 87,029	$ 40,107	$ 25,262	$ 29,249	$ 27,695
Portfolio turnover rateG	193% A	153%	137%	236%	463%	416%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,382,703
Gross unrealized depreciation	(1,153,355)
Net unrealized appreciation (depreciation) on securities and other investments	$ 18,229,348

Tax cost	$ 109,578,829

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (10,224,172)
2017	(4,429,182)
Total capital loss carryforward	$ (14,653,354)

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $122,990,884 and $110,411,862, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 56
Service Class 2	1,842
Service Class R	56
Service Class 2R	152
$ 2,106

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class R) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 644
Service Class	41
Service Class 2	479
Initial Class R	6,997
Service Class R	41
Service Class 2R	44
Investor Class R	68,344
$ 76,590

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $400 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $96 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20,663. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,935 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $146.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ 307	$ 13,323
Service Class	18	580
Service Class 2	122	12,602
Initial Class R	2,779	108,813
Service Class R	18	580
Service Class 2R	19	461
Investor Class R	14,449	460,080
Total	$ 17,712	$ 596,439
From net realized gain
Initial Class	$ -	$ 1,753
Service Class	-	88
Service Class 2	-	1,853
Initial Class R	-	13,774
Service Class R	-	88
Service Class 2R	-	96
Investor Class R	-	66,678
Total	$ -	$ 84,330

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	50,651	225,575	$ 650,788	$ 2,755,189
Reinvestment of distributions	24	1,244	307	15,076
Shares redeemed	(83,971)	(91,808)	(1,073,473)	(1,113,813)
Net increase (decrease)	(33,296)	135,011	$ (422,378)	$ 1,656,452
Service Class
Reinvestment of distributions	1	55	$ 18	$ 668
Shares redeemed	(1)	(213)	(18)	(2,620)
Net increase (decrease)	-	(158)	$ -	$ (1,952)
Service Class 2
Shares sold	96,120	205,988	$ 1,217,599	$ 2,464,727
Reinvestment of distributions	10	1,200	122	14,455
Shares redeemed	(130,513)	(160,020)	(1,582,555)	(1,773,723)
Net increase (decrease)	(34,383)	47,168	$ (364,834)	$ 705,459
Initial Class R
Shares sold	204,591	671,810	$ 2,603,886	$ 7,638,454
Reinvestment of distributions	222	10,114	2,779	122,587
Shares redeemed	(171,447)	(1,047,613)	(2,164,188)	(11,628,951)
Net increase (decrease)	33,366	(365,689)	$ 442,477	$ (3,867,910)
Service Class R
Reinvestment of distributions	1	55	$ 18	$ 668
Shares redeemed	(1)	(213)	(18)	(2,620)
Net increase (decrease)	-	(158)	$ -	$ (1,952)
Service Class 2R
Reinvestment of distributions	2	46	$ 19	$ 557
Shares redeemed	(2)	(187)	(19)	(2,298)
Net increase (decrease)	-	(141)	$ -	$ (1,741)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Investor Class R
Shares sold	1,215,556	3,811,446	$ 15,351,193	$ 43,371,608
Reinvestment of distributions	1,161	43,751	14,449	526,758
Shares redeemed	(387,519)	(790,106)	(4,852,304)	(8,797,789)
Net increase (decrease)	829,198	3,065,091	$ 10,513,338	$ 35,100,577

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 97% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCAP-SANN-0814
1.818378.109

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio - Class R

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	1.06%
Actual		$ 1,000.00	$ 1,042.00	$ 5.37
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.31
Service Class	1.17%
Actual		$ 1,000.00	$ 1,041.20	$ 5.92
HypotheticalA		$ 1,000.00	$ 1,018.99	$ 5.86
Service Class 2	1.31%
Actual		$ 1,000.00	$ 1,040.60	$ 6.63
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.56
Initial Class R	1.08%
Actual		$ 1,000.00	$ 1,042.00	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Service Class R	1.17%
Actual		$ 1,000.00	$ 1,041.20	$ 5.92
HypotheticalA		$ 1,000.00	$ 1,018.99	$ 5.86
Service Class 2R	1.32%
Actual		$ 1,000.00	$ 1,040.50	$ 6.68
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.61
Investor Class R	1.15%
Actual		$ 1,000.00	$ 1,041.50	$ 5.82
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2014
United Kingdom	15.9%
United States of America*	15.5%
Japan	8.7%
France	5.7%
Switzerland	4.8%
Germany	3.9%
India	3.8%
Canada	3.7%
Brazil	3.4%
Other	34.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets.
As of December 31, 2013
United Kingdom	17.2%
United States of America*	15.8%
Japan	14.4%
Germany	5.9%
France	5.8%
India	3.5%
Switzerland	2.8%
Australia	2.8%
Canada	2.8%
Other	29.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets.
Asset Allocation as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	100.1	98.6
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)	1.4
Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA sponsored ADR (Switzerland, Food Products)	1.6	0.0
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Food Products)	0.9	0.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.9	0.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.9	0.0
SoftBank Corp. (Japan, Wireless Telecommunication Services)	0.7	0.6
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	0.7	0.6
Anheuser-Busch InBev SA NV (Belgium, Beverages)	0.7	0.7
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	0.7	0.0
Diageo PLC sponsored ADR (United Kingdom, Beverages)	0.7	0.7
Compagnie Financiere Richemont SA Series A (Switzerland, Textiles, Apparel & Luxury Goods)	0.7	0.6
	8.5
Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.3	24.5
Industrials	19.5	19.8
Consumer Staples	14.4	10.9
Information Technology	13.0	10.3
Financials	11.3	14.2
Health Care	11.2	7.9
Materials	6.5	8.9
Telecommunication Services	1.0	1.8
Energy	0.9	0.3

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Australia - 2.7%
Carsales.com Ltd.	40,510	$ 404,526
CSL Ltd.	9,844	617,744
DuluxGroup Ltd.	71,183	379,911
iProperty Group Ltd. (a)	136,459	393,742
Ramsay Health Care Ltd.	9,056	388,541
realestate.com.au Ltd.	10,714	431,489
SEEK Ltd.	26,071	389,651
Sydney Airport unit	87,962	350,023
TOTAL AUSTRALIA		3,355,627
Austria - 0.3%
Andritz AG	6,500	375,643
Bailiwick of Jersey - 1.4%
Experian PLC	31,501	532,639
Shire PLC	8,200	643,233
WPP PLC	25,500	555,693
TOTAL BAILIWICK OF JERSEY		1,731,565
Belgium - 1.3%
Anheuser-Busch InBev SA NV	7,868	904,036
Arseus NV	6,400	366,447
KBC Groupe SA (a)	5,407	294,301
TOTAL BELGIUM		1,564,784
Bermuda - 0.8%
Credicorp Ltd. (United States)	2,300	357,581
Invesco Ltd.	10,000	377,500
Vostok Nafta Investment Ltd. SDR (a)	40,300	318,163
TOTAL BERMUDA		1,053,244
Brazil - 3.0%
BB Seguridade Participacoes SA	27,800	408,161
CCR SA	46,400	378,004
Cielo SA	20,680	425,861
Estacio Participacoes SA	27,100	358,758
Kroton Educacional SA	13,700	384,183
Linx SA	14,300	335,188
Qualicorp SA (a)	32,400	382,729
Souza Cruz SA	33,600	346,265
Ultrapar Participacoes SA	18,300	435,655
Weg SA	26,300	336,740
TOTAL BRAZIL		3,791,544
British Virgin Islands - 0.3%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	10,000	352,500
Canada - 3.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	15,800	432,814
AutoCanada, Inc. (e)	5,500	407,352
Canadian National Railway Co.	9,730	632,831
Canadian Pacific Railway Ltd.	2,800	507,256
CI Financial Corp. (d)	14,700	482,859

	Shares	Value
Constellation Software, Inc.	1,750	$ 446,024
Jean Coutu Group, Inc. Class A (sub. vtg.)	14,800	314,295
PrairieSky Royalty Ltd.	10,600	385,436
Stantec, Inc.	5,700	352,988
Stella-Jones, Inc.	1,650	45,307
Valeant Pharmaceuticals International (Canada) (a)	4,730	598,160
TOTAL CANADA		4,605,322
Cayman Islands - 3.1%
51job, Inc. sponsored ADR (a)	5,700	375,972
Autohome, Inc. ADR Class A (d)	10,200	351,186
Baidu.com, Inc. sponsored ADR (a)	2,300	429,663
Bitauto Holdings Ltd. ADR (a)	7,885	384,000
Melco Crown Entertainment Ltd. sponsored ADR	10,900	389,239
MGM China Holdings Ltd.	127,000	440,790
Sands China Ltd.	78,000	589,247
Tencent Holdings Ltd.	58,050	885,310
TOTAL CAYMAN ISLANDS		3,845,407
Denmark - 0.7%
Novo Nordisk A/S Series B sponsored ADR	19,600	905,324
Finland - 0.8%
Kone Oyj (B Shares) (d)	11,600	484,141
Sampo Oyj (A Shares)	10,100	511,016
Sanitec Corp.	5,006	66,494
TOTAL FINLAND		1,061,651
France - 5.7%
Air Liquide SA	4,848	654,543
Bureau Veritas SA	15,316	425,106
Christian Dior SA	2,821	561,264
Dassault Systemes SA	3,224	414,798
Essilor International SA	4,576	485,295
Ingenico SA (d)	4,437	386,103
L'Oreal SA	3,400	585,910
Legrand SA	7,430	454,621
Pernod Ricard SA (d)	4,200	504,368
Publicis Groupe SA	6,330	536,875
Safran SA	7,700	504,143
Schneider Electric SA	6,829	642,878
Sodexo SA	4,500	484,013
Zodiac Aerospace	12,830	434,284
TOTAL FRANCE		7,074,201
Germany - 3.5%
Brenntag AG	2,200	393,126
CompuGroup Medical AG	11,176	318,462
Continental AG	2,200	509,558
CTS Eventim AG	14,570	415,872
Fresenius SE & Co. KGaA	3,300	492,085
Henkel AG & Co. KGaA	5,638	567,428
Common Stocks - continued
	Shares	Value
Germany - continued
Linde AG	2,760	$ 586,920
ProSiebenSat.1 Media AG (d)	9,300	414,317
Rational AG	1,100	355,546
Symrise AG	6,100	332,397
TOTAL GERMANY		4,385,711
Hong Kong - 1.0%
AIA Group Ltd.	148,800	747,801
Galaxy Entertainment Group Ltd.	69,000	551,972
TOTAL HONG KONG		1,299,773
India - 3.8%
Amara Raja Batteries Ltd.	47,220	370,149
Apollo Hospitals Enterprise Ltd.	18,593	308,041
Asian Paints India Ltd.	35,952	355,569
Axis Bank Ltd.	10,120	327,283
Bajaj Auto Ltd.	10,215	393,939
GlaxoSmithKline Consumer Healthcare Ltd.	4,807	361,005
HDFC Bank Ltd.	29,274	410,340
Housing Development Finance Corp. Ltd.	33,228	549,125
ITC Ltd.	89,970	486,926
Sun Pharmaceutical Industries Ltd.	37,729	432,162
Tata Consultancy Services Ltd.	11,791	476,155
Titan Co. Ltd.	55,361	332,262
TOTAL INDIA		4,802,956
Indonesia - 2.7%
PT ACE Hardware Indonesia Tbk	5,077,800	376,927
PT Astra International Tbk	769,800	472,399
PT Bank Central Asia Tbk	505,000	468,579
PT Bank Rakyat Indonesia Tbk	518,000	451,147
PT Global Mediacom Tbk	2,173,800	389,652
PT Indocement Tunggal Prakarsa Tbk	210,700	400,783
PT Semen Gresik (Persero) Tbk	308,200	391,912
PT Surya Citra Media Tbk	1,219,000	368,631
TOTAL INDONESIA		3,320,030
Ireland - 1.6%
Accenture PLC Class A	4,692	379,301
Actavis PLC (a)	1,833	408,851
Jazz Pharmaceuticals PLC (a)	2,600	382,226
Kerry Group PLC Class A	5,600	420,594
Perrigo Co. PLC	2,822	411,335
TOTAL IRELAND		2,002,307
Israel - 0.3%
CaesarStone Sdot-Yam Ltd.	7,756	380,664
Italy - 1.7%
Azimut Holding SpA	17,200	443,248
Luxottica Group SpA	6,600	382,178
Pirelli & C. SpA	25,300	406,019

	Shares	Value
Prada SpA	61,000	$ 431,700
World Duty Free SpA (a)	36,906	449,765
TOTAL ITALY		2,112,910
Japan - 8.7%
Astellas Pharma, Inc.	42,100	553,639
Daikin Industries Ltd.	7,100	448,101
Daito Trust Construction Co. Ltd.	3,600	423,321
DENSO Corp.	11,300	539,808
Dentsu, Inc.	10,400	423,538
Fanuc Corp.	3,800	656,214
Fuji Heavy Industries Ltd.	17,700	490,799
GMO Internet, Inc.	32,800	371,093
Hoya Corp.	13,600	452,170
Japan Tobacco, Inc.	16,300	594,332
Kansai Paint Co. Ltd.	25,000	417,857
Keyence Corp.	1,267	554,044
Miraca Holdings, Inc.	8,870	429,877
OBIC Co. Ltd.	12,700	418,847
Olympus Corp. (a)	12,200	419,758
OMRON Corp.	11,000	463,865
Rakuten, Inc.	47,500	614,132
SMC Corp.	1,800	482,331
SoftBank Corp.	12,430	926,321
Tsuruha Holdings, Inc.	6,800	375,247
Unicharm Corp.	6,600	393,501
USS Co. Ltd.	21,100	360,141
TOTAL JAPAN		10,808,936
Kenya - 0.6%
Kenya Commercial Bank Ltd.	626,200	364,361
Safaricom Ltd.	2,815,800	399,962
TOTAL KENYA		764,323
Korea (South) - 0.4%
Naver Corp.	617	509,086
Mexico - 2.2%
Banregio Grupo Financiero S.A.B. de CV	62,358	368,952
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	4,800	449,520
Grupo Aeroportuario del Pacifico SA de CV Series B	51,100	345,039
Grupo Aeroportuario Norte S.A.B. de CV	78,600	316,193
Grupo Financiero Banorte S.A.B. de CV Series O	60,900	435,573
Grupo Televisa SA de CV (CPO) sponsored ADR	12,700	435,737
Megacable Holdings S.A.B. de CV unit	79,700	337,021
TOTAL MEXICO		2,688,035
Netherlands - 1.5%
Core Laboratories NV	2,330	389,250
Common Stocks - continued
	Shares	Value
Netherlands - continued
Unilever NV (Certificaten Van Aandelen) (Bearer)	26,630	$ 1,165,677
Yandex NV (a)	10,300	367,092
TOTAL NETHERLANDS		1,922,019
New Zealand - 0.5%
EBOS Group Ltd.	36,275	320,464
Ryman Healthcare Group Ltd.	45,492	340,551
TOTAL NEW ZEALAND		661,015
Nigeria - 0.9%
Dangote Cement PLC	239,467	352,698
Guaranty Trust Bank PLC	2,128,517	378,156
Nigerian Breweries PLC	341,085	360,007
TOTAL NIGERIA		1,090,861
Norway - 0.4%
Schibsted ASA (B Shares)	9,130	475,563
Philippines - 0.9%
Alliance Global Group, Inc.	594,100	396,294
GT Capital Holdings, Inc.	19,290	384,695
SM Investments Corp.	21,662	405,185
TOTAL PHILIPPINES		1,186,174
Russia - 0.3%
Magnit OJSC GDR (Reg. S)	6,800	401,200
Singapore - 0.3%
Raffles Medical Group Ltd.	101,000	329,674
South Africa - 2.0%
Aspen Pharmacare Holdings Ltd.	13,900	390,651
Life Healthcare Group Holdings Ltd.	93,100	363,208
Mr Price Group Ltd.	22,500	382,532
Nampak Ltd.	79,500	275,017
Naspers Ltd. Class N	6,630	780,513
Shoprite Holdings Ltd.	24,380	353,034
TOTAL SOUTH AFRICA		2,544,955
Spain - 1.2%
Amadeus IT Holding SA Class A	12,900	532,039
Grifols SA ADR	7,900	347,995
Inditex SA	3,644	560,846
TOTAL SPAIN		1,440,880
Sweden - 2.1%
ASSA ABLOY AB (B Shares)	9,130	464,593
Atlas Copco AB (A Shares)	18,500	534,659
Elekta AB (B Shares)	30,100	382,920
Hexagon AB (B Shares)	13,300	428,766
Investment AB Kinnevik (B Shares)	9,870	420,707
Svenska Cellulosa AB (SCA) (B Shares)	15,800	411,698
TOTAL SWEDEN		2,643,343

	Shares	Value
Switzerland - 4.8%
Compagnie Financiere Richemont SA Series A	7,802	$ 818,647
DKSH Holding AG	4,773	363,034
Givaudan SA	260	433,627
Nestle SA sponsored ADR	25,000	1,941,748
Partners Group Holding AG	1,700	464,682
Schindler Holding AG (Reg.)	2,640	398,024
SGS SA (Reg.)	210	503,214
Sika AG (Bearer)	97	396,619
Swatch Group AG (Bearer)	1,056	637,673
TOTAL SWITZERLAND		5,957,268
Taiwan - 1.2%
Addcn Technology Co. Ltd.	25,000	356,515
Taiwan Semiconductor Manufacturing Co. Ltd.	258,000	1,091,209
TOTAL TAIWAN		1,447,724
Thailand - 0.8%
Airports of Thailand PCL (For. Reg.)	56,700	346,947
Bangkok Dusit Medical Services PCL (For. Reg.)	638,600	328,749
Kasikornbank PCL (For. Reg.)	56,000	353,884
TOTAL THAILAND		1,029,580
Turkey - 0.6%
Coca-Cola Icecek Sanayi A/S	15,000	370,292
TAV Havalimanlari Holding A/S	47,000	373,808
TOTAL TURKEY		744,100
United Kingdom - 15.9%
Aberdeen Asset Management PLC	51,500	400,054
Al Noor Hospitals Group PLC	25,100	439,012
Ashtead Group PLC	32,000	479,192
Associated British Foods PLC	8,000	417,445
Aveva Group PLC	12,130	423,074
Babcock International Group PLC	23,184	461,048
Berendsen PLC	23,800	398,760
Berkeley Group Holdings PLC	10,571	437,445
British American Tobacco PLC (United Kingdom)	18,500	1,100,792
Bunzl PLC	14,458	401,338
Burberry Group PLC	18,200	461,917
Capita Group PLC	22,000	431,102
Compass Group PLC	30,900	537,813
Daily Mail & General Trust PLC Class A	32,500	462,763
Diageo PLC sponsored ADR	6,600	839,982
Diploma PLC	38,248	419,583
Elementis PLC	38,136	169,887
Filtrona PLC	33,100	432,502
Galiform PLC	81,352	431,043
Halma PLC	37,000	373,282
IMI PLC	14,625	372,185
Common Stocks - continued
	Shares	Value
United Kingdom - continued
InterContinental Hotel Group PLC ADR (d)	9,993	$ 414,809
Intertek Group PLC	9,180	431,886
ITV PLC	155,654	474,700
Johnson Matthey PLC	8,216	435,887
London Stock Exchange Group PLC	13,600	467,130
Next PLC	3,800	421,090
Persimmon PLC	20,600	448,794
Prudential PLC	33,785	774,064
Reckitt Benckiser Group PLC	8,100	706,979
Rightmove PLC	11,816	433,558
Rolls-Royce Group PLC (f)	37,253	681,539
Rotork PLC	7,330	334,940
SABMiller PLC	11,400	660,997
Schroders PLC	10,200	437,454
Spectris PLC	10,400	395,128
Spirax-Sarco Engineering PLC	7,799	364,779
Sports Direct International PLC (a)	35,900	434,068
St. James's Place Capital PLC	33,205	433,022
The Restaurant Group PLC	41,673	428,628
Whitbread PLC	6,098	460,128
Zoopla Property Group PLC	95,900	378,304
TOTAL UNITED KINGDOM		19,908,103
United States of America - 15.6%
A.O. Smith Corp.	7,513	372,495
Affiliated Managers Group, Inc. (a)	1,887	387,590
American Tower Corp.	3,700	332,926
AMETEK, Inc.	7,100	371,188
Amphenol Corp. Class A	3,930	378,616
AutoZone, Inc. (a)	700	375,368
BorgWarner, Inc.	5,100	332,469
Cerner Corp. (a)	6,730	347,133
Colgate-Palmolive Co.	5,070	345,673
Cummins, Inc.	2,300	354,867
Danaher Corp.	4,630	364,520
Domino's Pizza, Inc.	5,530	404,188
Dunkin' Brands Group, Inc.	9,100	416,871
Ecolab, Inc.	3,610	401,937
Estee Lauder Companies, Inc. Class A	4,300	319,318
Fidelity National Information Services, Inc.	6,797	372,068
Fiserv, Inc. (a)	5,836	352,028
FMC Corp.	5,160	367,340
Gartner, Inc. Class A (a)	5,900	416,068

	Shares	Value
Google, Inc. Class C (a)	645	$ 371,056
HEICO Corp. Class A	9,530	386,918
Honeywell International, Inc.	4,000	371,800
Kansas City Southern	3,259	350,375
Las Vegas Sands Corp.	5,718	435,826
MasterCard, Inc. Class A	5,470	401,881
McGraw Hill Financial, Inc.	4,811	399,457
McKesson Corp.	1,850	344,489
Mead Johnson Nutrition Co. Class A	3,883	361,779
Mettler-Toledo International, Inc. (a)	1,500	379,770
Moody's Corp.	4,420	387,457
NIKE, Inc. Class B	4,900	379,995
Pall Corp.	4,500	384,255
Philip Morris International, Inc.	4,700	396,257
PPG Industries, Inc.	1,745	366,712
priceline.com, Inc. (a)	300	360,900
ResMed, Inc.	6,100	308,843
Rockwell Automation, Inc.	2,946	368,721
Roper Industries, Inc.	2,600	379,626
Sherwin-Williams Co.	1,800	372,438
Starbucks Corp.	5,200	402,376
The Hershey Co.	3,600	350,532
The Walt Disney Co.	4,040	346,390
Thermo Fisher Scientific, Inc.	3,100	365,800
TransDigm Group, Inc.	2,200	367,972
Union Pacific Corp.	3,200	319,200
United Technologies Corp.	3,211	370,710
Verisk Analytics, Inc. (a)	6,530	391,931
Visa, Inc. Class A	2,050	431,956
W.R. Grace & Co. (a)	3,800	359,214
Waddell & Reed Financial, Inc. Class A	6,600	413,094
Yahoo!, Inc. (a)	12,130	426,127
Yum! Brands, Inc.	5,230	424,676
TOTAL UNITED STATES OF AMERICA		19,491,196
TOTAL COMMON STOCKS (Cost $105,436,926)		124,065,198
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.4%
Brazil - 0.4%
Ambev SA sponsored ADR	77,300	544,192
Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Sartorius AG (non-vtg.)	3,655	440,872
TOTAL PREFERRED STOCKS (Cost $924,291)		985,064
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	504,347	$ 504,347
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	2,253,568	2,253,568
TOTAL MONEY MARKET FUNDS (Cost $2,757,915)		2,757,915
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $109,119,132)		127,808,177
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(2,905,553)
NET ASSETS - 100%		$ 124,902,624
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 553
Fidelity Securities Lending Cash Central Fund	20,663
Total	$ 21,216
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 27,616,859	$ 23,918,308	$ 3,698,551	$ -
Consumer Staples	17,783,843	13,250,258	4,533,585	-
Energy	1,210,341	1,210,341	-	-
Financials	14,173,683	12,238,675	1,935,008	-
Health Care	13,974,040	11,927,533	2,046,507	-
Industrials	24,326,801	22,740,155	1,586,646	-
Information Technology	16,328,671	12,977,443	3,351,228	-
Materials	8,309,741	7,891,884	417,857	-
Telecommunication Services	1,326,283	399,962	926,321	-
Money Market Funds	2,757,915	2,757,915	-	-
Total Investments in Securities:	$ 127,808,177	$ 109,312,474	$ 18,495,703	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 767,635
Level 2 to Level 1	$ 4,689,884

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,164,785) - See accompanying schedule: Unaffiliated issuers (cost $106,361,217)	$ 125,050,262
Fidelity Central Funds (cost $2,757,915)	2,757,915
Total Investments (cost $109,119,132)		$ 127,808,177
Cash		35,192
Foreign currency held at value (cost $41,864)		43,336
Receivable for investments sold Regular delivery		1,962,758
Delayed delivery		7,534
Receivable for fund shares sold		78,682
Dividends receivable		201,582
Distributions receivable from Fidelity Central Funds		2,770
Other receivables		49,402
Total assets		130,189,433

Liabilities
Payable for investments purchased Regular delivery	$ 2,295,974
Delayed delivery	73,099
Payable for fund shares redeemed	349,042
Accrued management fee	71,850
Distribution and service plan fees payable	447
Other affiliated payables	18,911
Other payables and accrued expenses	223,918
Collateral on securities loaned, at value	2,253,568
Total liabilities		5,286,809

Net Assets		$ 124,902,624
Net Assets consist of:
Paid in capital		$ 117,998,644
Undistributed net investment income		690,042
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,341,014)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,554,952
Net Assets		$ 124,902,624

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($2,064,399 ÷ 156,247 shares)	$ 13.21

Service Class: Net Asset Value, offering price and redemption price per share ($115,798 ÷ 8,785 shares)	$ 13.18

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,018,628 ÷ 153,913 shares)	$ 13.12

Initial Class R: Net Asset Value, offering price and redemption price per share ($18,971,523 ÷ 1,436,068 shares)	$ 13.21

Service Class R: Net Asset Value, offering price and redemption price per share ($115,798 ÷ 8,785 shares)	$ 13.18

Service Class 2R: Net Asset Value, offering price and redemption price per share ($126,373 ÷ 9,605 shares)	$ 13.16

Investor Class R: Net Asset Value, offering price and redemption price per share ($101,490,105 ÷ 7,739,119 shares)	$ 13.11

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 1,446,848
Income from Fidelity Central Funds		21,216
Income before foreign taxes withheld		1,468,064
Less foreign taxes withheld		(115,370)
Total income		1,352,694

Expenses
Management fee	$ 402,107
Transfer agent fees	76,590
Distribution and service plan fees	2,106
Accounting and security lending fees	29,844
Custodian fees and expenses	100,863
Independent trustees' compensation	223
Audit	39,797
Legal	390
Miscellaneous	448
Total expenses before reductions	652,368
Expense reductions	(6,081)	646,287
Net investment income (loss)		706,407
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $22,088)	3,151,036
Foreign currency transactions	(382,301)
Total net realized gain (loss)		2,768,735
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $51,276)	1,326,593
Assets and liabilities in foreign currencies	4,458
Total change in net unrealized appreciation (depreciation)		1,331,051
Net gain (loss)		4,099,786
Net increase (decrease) in net assets resulting from operations		$ 4,806,193

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 706,407	$ 615,364
Net realized gain (loss)	2,768,735	7,104,573
Change in net unrealized appreciation (depreciation)	1,331,051	8,277,766
Net increase (decrease) in net assets resulting from operations	4,806,193	15,997,703
Distributions to shareholders from net investment income	(17,712)	(596,439)
Distributions to shareholders from net realized gain	-	(84,330)
Total distributions	(17,712)	(680,769)
Share transactions - net increase (decrease)	10,168,603	33,588,933
Redemption fees	3,205	16,383
Total increase (decrease) in net assets	14,960,289	48,922,250

Net Assets
Beginning of period	109,942,335	61,020,085
End of period (including undistributed net investment income of $690,042 and undistributed net investment income of $1,347, respectively)	$ 124,902,624	$ 109,942,335

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 10.50	$ 8.42	$ 9.74	$ 8.60	$ 5.61
Income from Investment Operations
Net investment income (loss) E	.08	.10	.10	.08	.10	.07
Net realized and unrealized gain (loss)	.45	2.17	2.08	(1.30)	1.24	3.07
Total from investment operations	.53	2.27	2.18	(1.22)	1.34	3.14
Distributions from net investment income	- I	(.08)	(.10)	(.09)	(.11)	(.06)
Distributions from net realized gain	-	(.01)	-	(.01)	(.10)	(.09)
Total distributions	- I	(.09)	(.10)	(.10)	(.20) J	(.15)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.21	$ 12.68	$ 10.50	$ 8.42	$ 9.74	$ 8.60
Total ReturnB, C, D	4.20%	21.62%	25.91%	(12.57)%	15.73%	56.04%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06% A	1.17%	1.25%	1.30%	1.60%	1.81%
Expenses net of fee waivers, if any	1.06% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.05% A	1.07%	1.05%	1.03%	.96%	.93%
Net investment income (loss)	1.30% A	.84%	1.07%	.88%	1.19%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,064	$ 2,404	$ 573	$ 511	$ 732	$ 645
Portfolio turnover rateG	193% A	153%	137%	236%	463%	416%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 10.49	$ 8.41	$ 9.72	$ 8.58	$ 5.61
Income from Investment Operations
Net investment income (loss) E	.08	.08	.09	.07	.10	.06
Net realized and unrealized gain (loss)	.44	2.17	2.08	(1.29)	1.23	3.05
Total from investment operations	.52	2.25	2.17	(1.22)	1.33	3.11
Distributions from net investment income	- I	(.07)	(.09)	(.08)	(.10)	(.05)
Distributions from net realized gain	-	(.01)	-	(.01)	(.10)	(.09)
Total distributions	- I	(.08)	(.09)	(.09)	(.19) J	(.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.18	$ 12.66	$ 10.49	$ 8.41	$ 9.72	$ 8.58
Total ReturnB, C, D	4.12%	21.44%	25.83%	(12.60)%	15.65%	55.52%
Ratios to Average Net Assets F, H
Expenses before reductions	1.17% A	1.28%	1.35%	1.42%	1.67%	1.73%
Expenses net of fee waivers, if any	1.17% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.16% A	1.17%	1.15%	1.14%	1.05%	1.04%
Net investment income (loss)	1.19% A	.73%	.96%	.78%	1.09%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 116	$ 111	$ 94	$ 75	$ 100	$ 117
Portfolio turnover rateG	193% A	153%	137%	236%	463%	416%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.19 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.61	$ 10.46	$ 8.40	$ 9.72	$ 8.57	$ 5.60
Income from Investment Operations
Net investment income (loss) E	.07	.07	.08	.06	.08	.05
Net realized and unrealized gain (loss)	.44	2.16	2.07	(1.30)	1.24	3.05
Total from investment operations	.51	2.23	2.15	(1.24)	1.32	3.10
Distributions from net investment income	- I	(.07)	(.09)	(.07)	(.07)	(.04)
Distributions from net realized gain	-	(.01)	-	(.01)	(.10)	(.09)
Total distributions	- I	(.08)	(.09)	(.08)	(.17)	(.13)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.12	$ 12.61	$ 10.46	$ 8.40	$ 9.72	$ 8.57
Total ReturnB, C, D	4.06%	21.33%	25.61%	(12.74)%	15.53%	55.44%
Ratios to Average Net Assets F, H
Expenses before reductions	1.31% A	1.46%	1.49%	1.58%	1.88%	2.02%
Expenses net of fee waivers, if any	1.31% A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.30% A	1.32%	1.29%	1.28%	1.21%	1.19%
Net investment income (loss)	1.05% A	.59%	.82%	.63%	.94%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,019	$ 2,374	$ 1,476	$ 166	$ 115	$ 424
Portfolio turnover rateG	193% A	153%	137%	236%	463%	416%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 10.50	$ 8.42	$ 9.74	$ 8.60	$ 5.62
Income from Investment Operations
Net investment income (loss) E	.08	.10	.10	.08	.10	.07
Net realized and unrealized gain (loss)	.45	2.17	2.08	(1.30)	1.24	3.06
Total from investment operations	.53	2.27	2.18	(1.22)	1.34	3.13
Distributions from net investment income	- I	(.08)	(.10)	(.09)	(.11)	(.06)
Distributions from net realized gain	-	(.01)	-	(.01)	(.10)	(.09)
Total distributions	- I	(.09)	(.10)	(.10)	(.20) J	(.15)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.21	$ 12.68	$ 10.50	$ 8.42	$ 9.74	$ 8.60
Total ReturnB, C, D	4.20%	21.65%	25.91%	(12.57)%	15.73%	55.76%
Ratios to Average Net Assets F, H
Expenses before reductions	1.08% A	1.21%	1.28%	1.33%	1.55%	1.60%
Expenses net of fee waivers, if any	1.08% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.07% A	1.07%	1.05%	1.03%	.95%	.93%
Net investment income (loss)	1.29% A	.83%	1.07%	.88%	1.19%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,972	$ 17,791	$ 18,575	$ 10,557	$ 15,305	$ 17,150
Portfolio turnover rateG	193% A	153%	137%	236%	463%	416%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 10.49	$ 8.41	$ 9.72	$ 8.58	$ 5.61
Income from Investment Operations
Net investment income (loss) E	.08	.08	.09	.07	.10	.06
Net realized and unrealized gain (loss)	.44	2.17	2.08	(1.29)	1.23	3.05
Total from investment operations	.52	2.25	2.17	(1.22)	1.33	3.11
Distributions from net investment income	- I	(.07)	(.09)	(.08)	(.10)	(.05)
Distributions from net realized gain	-	(.01)	-	(.01)	(.10)	(.09)
Total distributions	- I	(.08)	(.09)	(.09)	(.19) J	(.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.18	$ 12.66	$ 10.49	$ 8.41	$ 9.72	$ 8.58
Total ReturnB, C, D	4.12%	21.44%	25.83%	(12.60)%	15.65%	55.52%
Ratios to Average Net Assets F, H
Expenses before reductions	1.17% A	1.28%	1.35%	1.42%	1.67%	1.73%
Expenses net of fee waivers, if any	1.17% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.16% A	1.17%	1.15%	1.14%	1.05%	1.04%
Net investment income (loss)	1.19 %A	.73%	.96%	.78%	1.09%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 116	$ 111	$ 94	$ 75	$ 100	$ 117
Portfolio turnover rateG	193% A	153%	137%	236%	463%	416%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.19 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.097 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.65	$ 10.47	$ 8.40	$ 9.71	$ 8.57	$ 5.60
Income from Investment Operations
Net investment income (loss) E	.07	.07	.08	.06	.08	.05
Net realized and unrealized gain (loss)	.44	2.17	2.07	(1.30)	1.23	3.05
Total from investment operations	.51	2.24	2.15	(1.24)	1.31	3.10
Distributions from net investment income	- I	(.05)	(.08)	(.06)	(.08)	(.04)
Distributions from net realized gain	-	(.01)	-	(.01)	(.10)	(.09)
Total distributions	- I	(.06)	(.08)	(.07)	(.17) J	(.13)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.16	$ 12.65	$ 10.47	$ 8.40	$ 9.71	$ 8.57
Total ReturnB, C, D	4.05%	21.40%	25.56%	(12.77)%	15.45%	55.36%
Ratios to Average Net Assets F, H
Expenses before reductions	1.32% A	1.43%	1.50%	1.57%	1.83%	1.87%
Expenses net of fee waivers, if any	1.32% A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.31% A	1.32%	1.30%	1.28%	1.21%	1.19%
Net investment income (loss)	1.04% A	.58%	.82%	.63%	.94%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126	$ 121	$ 102	$ 81	$ 109	$ 155
Portfolio turnover rateG	193% A	153%	137%	236%	463%	416%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 10.43	$ 8.37	$ 9.69	$ 8.56	$ 5.60
Income from Investment Operations
Net investment income (loss) E	.08	.09	.09	.07	.10	.07
Net realized and unrealized gain (loss)	.44	2.15	2.07	(1.29)	1.23	3.04
Total from investment operations	.52	2.24	2.16	(1.22)	1.33	3.11
Distributions from net investment income	- I	(.07)	(.10)	(.09)	(.11)	(.06)
Distributions from net realized gain	-	(.01)	-	(.01)	(.10)	(.09)
Total distributions	- I	(.08)	(.10)	(.10)	(.20) J	(.15)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.11	$ 12.59	$ 10.43	$ 8.37	$ 9.69	$ 8.56
Total ReturnB, C, D	4.15%	21.50%	25.81%	(12.63)%	15.69%	55.61%
Ratios to Average Net Assets F, H
Expenses before reductions	1.15% A	1.26%	1.34%	1.39%	1.63%	1.68%
Expenses net of fee waivers, if any	1.15% A	1.18%	1.18%	1.18%	1.18%	1.18%
Expenses net of all reductions	1.14% A	1.15%	1.13%	1.12%	1.04%	1.01%
Net investment income (loss)	1.22% A	.75%	.99%	.80%	1.11%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,490	$ 87,029	$ 40,107	$ 25,262	$ 29,249	$ 27,695
Portfolio turnover rateG	193% A	153%	137%	236%	463%	416%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,382,703
Gross unrealized depreciation	(1,153,355)
Net unrealized appreciation (depreciation) on securities and other investments	$ 18,229,348

Tax cost	$ 109,578,829

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (10,224,172)
2017	(4,429,182)
Total capital loss carryforward	$ (14,653,354)

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $122,990,884 and $110,411,862, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 56
Service Class 2	1,842
Service Class R	56
Service Class 2R	152
$ 2,106

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class R) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 644
Service Class	41
Service Class 2	479
Initial Class R	6,997
Service Class R	41
Service Class 2R	44
Investor Class R	68,344
$ 76,590

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $400 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $96 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20,663. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,935 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $146.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ 307	$ 13,323
Service Class	18	580
Service Class 2	122	12,602
Initial Class R	2,779	108,813
Service Class R	18	580
Service Class 2R	19	461
Investor Class R	14,449	460,080
Total	$ 17,712	$ 596,439
From net realized gain
Initial Class	$ -	$ 1,753
Service Class	-	88
Service Class 2	-	1,853
Initial Class R	-	13,774
Service Class R	-	88
Service Class 2R	-	96
Investor Class R	-	66,678
Total	$ -	$ 84,330

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	50,651	225,575	$ 650,788	$ 2,755,189
Reinvestment of distributions	24	1,244	307	15,076
Shares redeemed	(83,971)	(91,808)	(1,073,473)	(1,113,813)
Net increase (decrease)	(33,296)	135,011	$ (422,378)	$ 1,656,452
Service Class
Reinvestment of distributions	1	55	$ 18	$ 668
Shares redeemed	(1)	(213)	(18)	(2,620)
Net increase (decrease)	-	(158)	$ -	$ (1,952)
Service Class 2
Shares sold	96,120	205,988	$ 1,217,599	$ 2,464,727
Reinvestment of distributions	10	1,200	122	14,455
Shares redeemed	(130,513)	(160,020)	(1,582,555)	(1,773,723)
Net increase (decrease)	(34,383)	47,168	$ (364,834)	$ 705,459
Initial Class R
Shares sold	204,591	671,810	$ 2,603,886	$ 7,638,454
Reinvestment of distributions	222	10,114	2,779	122,587
Shares redeemed	(171,447)	(1,047,613)	(2,164,188)	(11,628,951)
Net increase (decrease)	33,366	(365,689)	$ 442,477	$ (3,867,910)
Service Class R
Reinvestment of distributions	1	55	$ 18	$ 668
Shares redeemed	(1)	(213)	(18)	(2,620)
Net increase (decrease)	-	(158)	$ -	$ (1,952)
Service Class 2R
Reinvestment of distributions	2	46	$ 19	$ 557
Shares redeemed	(2)	(187)	(19)	(2,298)
Net increase (decrease)	-	(141)	$ -	$ (1,741)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Investor Class R
Shares sold	1,215,556	3,811,446	$ 15,351,193	$ 43,371,608
Reinvestment of distributions	1,161	43,751	14,449	526,758
Shares redeemed	(387,519)	(790,106)	(4,852,304)	(8,797,789)
Net increase (decrease)	829,198	3,065,091	$ 10,513,338	$ 35,100,577

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 97% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCAR-SANN-0814
1.833456.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 20, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 20, 2014